UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds
(Exact name of registrant as specified in charter)

  One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2024 to September 30, 2025

Item 1. Reports to Shareholders.

a.)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

AQR Large Cap Multi-Style Fund

Class I: QCELX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.41%

How did the Fund perform over the reporting period?

The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 22.07%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Information Technology, Industrials, and Consumer Staples sectors.

  For sector selection, gains were primarily driven by underweights to the Health Care and Consumer Staples sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Consumer Discretionary sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,661	$11,493
9/30/2017	$13,008	$13,624
9/30/2018	$14,844	$16,044
9/30/2019	$14,317	$16,665
9/30/2020	$15,792	$19,334
9/30/2021	$20,546	$25,321
9/30/2022	$17,754	$20,962
9/30/2023	$21,688	$25,404
9/30/2024	$28,918	$34,468
9/30/2025	$35,301	$40,586

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	22.07%	17.45%	13.44%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$1,269,418,197
  Total Number of Portfolio Holdings202
  Total Advisory Fees Paid (net of reimbursements)$2,898,932
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.8
Materials	1.8
Energy	1.9
Investment Companies	3.2
Consumer Staples	3.2
Health Care	3.3
Consumer Discretionary	9.8
Communication Services	12.7
Industrials	13.2
Financials	17.8
Information Technology	32.2

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	4.6
Limited Purpose Cash Investment Fund	3.2
Meta Platforms, Inc., Class A	2.6
Broadcom, Inc.	2.5
Amazon.com, Inc.	2.1
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Multi-Style Fund

Class N: QCENX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	0.66%

How did the Fund perform over the reporting period?

The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 21.77%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Information Technology, Industrials, and Consumer Staples sectors.

  For sector selection, gains were primarily driven by underweights to the Health Care and Consumer Staples sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Consumer Discretionary sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,640	$11,493
9/30/2017	$12,947	$13,624
9/30/2018	$14,738	$16,044
9/30/2019	$14,172	$16,665
9/30/2020	$15,600	$19,334
9/30/2021	$20,239	$25,321
9/30/2022	$17,442	$20,962
9/30/2023	$21,257	$25,404
9/30/2024	$28,264	$34,468
9/30/2025	$34,418	$40,586

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	21.77%	17.15%	13.16%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$1,269,418,197
  Total Number of Portfolio Holdings202
  Total Advisory Fees Paid (net of reimbursements)$2,898,932
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.8
Materials	1.8
Energy	1.9
Investment Companies	3.2
Consumer Staples	3.2
Health Care	3.3
Consumer Discretionary	9.8
Communication Services	12.7
Industrials	13.2
Financials	17.8
Information Technology	32.2

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	4.6
Limited Purpose Cash Investment Fund	3.2
Meta Platforms, Inc., Class A	2.6
Broadcom, Inc.	2.5
Amazon.com, Inc.	2.1
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Multi-Style Fund

Class R6: QCERX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.31%

How did the Fund perform over the reporting period?

The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 22.21%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Information Technology, Industrials, and Consumer Staples sectors.

  For sector selection, gains were primarily driven by underweights to the Health Care and Consumer Staples sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Consumer Discretionary sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 1000® Total Return Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$53,352,886	$57,465,889
9/30/2017	$65,187,765	$68,119,068
9/30/2018	$74,447,053	$80,220,385
9/30/2019	$71,839,170	$83,327,255
9/30/2020	$79,331,008	$96,670,538
9/30/2021	$103,339,508	$126,603,262
9/30/2022	$89,382,120	$104,808,166
9/30/2023	$109,272,072	$127,020,922
9/30/2024	$145,809,846	$172,341,746
9/30/2025	$178,199,136	$202,929,553

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	22.21%	17.57%	13.55%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$1,269,418,197
  Total Number of Portfolio Holdings202
  Total Advisory Fees Paid (net of reimbursements)$2,898,932
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.8
Materials	1.8
Energy	1.9
Investment Companies	3.2
Consumer Staples	3.2
Health Care	3.3
Consumer Discretionary	9.8
Communication Services	12.7
Industrials	13.2
Financials	17.8
Information Technology	32.2

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	4.6
Limited Purpose Cash Investment Fund	3.2
Meta Platforms, Inc., Class A	2.6
Broadcom, Inc.	2.5
Amazon.com, Inc.	2.1
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Multi-Style Fund

Class I: QSMLX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.64%

How did the Fund perform over the reporting period?

The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. small-cap companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 16.48%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, the Russell 2000® Total Return Index, returned 17.41% and 10.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Health Care, Financials, Consumer Staples, and Consumer Discretionary sectors.

  For sector selection, gains were primarily driven by an underweight to the Real Estate sector and an overweight to the Information Technology sector.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Industrials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$11,374	$11,496	$11,547
9/30/2017	$13,435	$13,647	$13,942
9/30/2018	$14,668	$16,046	$16,066
9/30/2019	$12,945	$16,514	$14,638
9/30/2020	$13,092	$18,992	$14,695
9/30/2021	$19,830	$25,045	$21,701
9/30/2022	$15,753	$20,630	$16,602
9/30/2023	$18,631	$24,852	$18,085
9/30/2024	$23,727	$33,598	$22,925
9/30/2025	$27,636	$39,447	$25,391

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	16.48%	16.12%	10.70%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

Key Fund Statistics

  Net Assets$134,033,016
  Total Number of Portfolio Holdings537
  Total Advisory Fees Paid (net of reimbursements)$370,519
  Portfolio Turnover Rate (excludes derivatives, if any)66%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	2.5
Energy	3.5
Communication Services	3.6
Consumer Staples	3.7
Investment Companies	5.6
Consumer Discretionary	9.8
Health Care	12.0
Industrials	16.8
Information Technology	20.3
Financials	20.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.6
Argan, Inc.	1.0
InterDigital, Inc.	1.0
Perdoceo Education Corp.	1.0
Sanmina Corp.	0.9
REV Group, Inc.	0.8
Credo Technology Group Holding Ltd.	0.8
Fresh Del Monte Produce, Inc.	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Alkermes plc	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Multi-Style Fund

Class N: QSMNX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$95	0.89%

How did the Fund perform over the reporting period?

The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. small-cap companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 16.19%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, the Russell 2000® Total Return Index, returned 17.41% and 10.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Health Care, Financials, Consumer Staples, and Consumer Discretionary sectors.

  For sector selection, gains were primarily driven by an underweight to the Real Estate sector and an overweight to the Information Technology sector.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Industrials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$11,351	$11,496	$11,547
9/30/2017	$13,371	$13,647	$13,942
9/30/2018	$14,567	$16,046	$16,066
9/30/2019	$12,828	$16,514	$14,638
9/30/2020	$12,940	$18,992	$14,695
9/30/2021	$19,545	$25,045	$21,701
9/30/2022	$15,489	$20,630	$16,602
9/30/2023	$18,267	$24,852	$18,085
9/30/2024	$23,208	$33,598	$22,925
9/30/2025	$26,966	$39,447	$25,391

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	16.19%	15.82%	10.43%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

Key Fund Statistics

  Net Assets$134,033,016
  Total Number of Portfolio Holdings537
  Total Advisory Fees Paid (net of reimbursements)$370,519
  Portfolio Turnover Rate (excludes derivatives, if any)66%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	2.5
Energy	3.5
Communication Services	3.6
Consumer Staples	3.7
Investment Companies	5.6
Consumer Discretionary	9.8
Health Care	12.0
Industrials	16.8
Information Technology	20.3
Financials	20.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.6
Argan, Inc.	1.0
InterDigital, Inc.	1.0
Perdoceo Education Corp.	1.0
Sanmina Corp.	0.9
REV Group, Inc.	0.8
Credo Technology Group Holding Ltd.	0.8
Fresh Del Monte Produce, Inc.	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Alkermes plc	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Multi-Style Fund

Class R6: QSERX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.54%

How did the Fund perform over the reporting period?

The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. small-cap companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 16.57%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, the Russell 2000® Total Return Index, returned 17.41% and 10.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Health Care, Financials, Consumer Staples, and Consumer Discretionary sectors.

  For sector selection, gains were primarily driven by an underweight to the Real Estate sector and an overweight to the Information Technology sector.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Industrials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$50,000,000	$50,000,000	$50,000,000
9/30/2016	$56,948,463	$57,482,040	$57,733,871
9/30/2017	$67,296,845	$68,234,938	$69,708,793
9/30/2018	$73,579,721	$80,230,546	$80,331,116
9/30/2019	$64,997,220	$82,571,396	$73,190,342
9/30/2020	$65,793,069	$94,958,212	$73,475,966
9/30/2021	$99,740,924	$125,226,545	$108,507,410
9/30/2022	$79,281,947	$103,152,429	$83,010,584
9/30/2023	$93,831,056	$124,258,660	$90,423,461
9/30/2024	$119,730,204	$167,989,722	$114,622,521
9/30/2025	$139,573,837	$197,235,134	$126,953,253

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	16.57%	16.23%	10.81%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

Key Fund Statistics

  Net Assets$134,033,016
  Total Number of Portfolio Holdings537
  Total Advisory Fees Paid (net of reimbursements)$370,519
  Portfolio Turnover Rate (excludes derivatives, if any)66%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	2.5
Energy	3.5
Communication Services	3.6
Consumer Staples	3.7
Investment Companies	5.6
Consumer Discretionary	9.8
Health Care	12.0
Industrials	16.8
Information Technology	20.3
Financials	20.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.6
Argan, Inc.	1.0
InterDigital, Inc.	1.0
Perdoceo Education Corp.	1.0
Sanmina Corp.	0.9
REV Group, Inc.	0.8
Credo Technology Group Holding Ltd.	0.8
Fresh Del Monte Produce, Inc.	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Alkermes plc	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Multi-Style Fund

Class I: QICLX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.59%

How did the Fund perform over the reporting period?

The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 26.32%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Financials, Industrials, Health Care, and Consumer Staples sectors.

  For sector selection, gains were primarily driven by an overweight to the Financials sector and underweights to the Health Care and Consumer Discretionary sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Communication Services sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,162	$10,716
9/30/2017	$12,185	$12,723
9/30/2018	$12,284	$13,063
9/30/2019	$11,993	$12,939
9/30/2020	$11,932	$12,960
9/30/2021	$14,912	$16,394
9/30/2022	$11,390	$12,474
9/30/2023	$14,617	$15,468
9/30/2024	$18,103	$19,332
9/30/2025	$22,867	$22,432

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	26.32%	13.89%	8.62%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$732,720,161
  Total Number of Portfolio Holdings221
  Total Advisory Fees Paid (net of reimbursements)$2,387,712
  Portfolio Turnover Rate (excludes derivatives, if any)67%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.9
Investment Companies	3.8
Energy	4.6
Consumer Staples	5.3
Information Technology	6.0
Communication Services	6.4
Materials	7.8
Consumer Discretionary	8.0
Health Care	9.1
Industrials	20.7
Financials	26.1

Geographic Allocation

Country	% of Net Assets
Japan	19.4
Canada	11.3
United States	10.8
United Kingdom	10.7
Germany	8.6
France	7.8
Australia	5.8
Netherlands	3.8
Sweden	3.3
Italy	3.2
Others	15.0

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
Novartis AG (Registered)	2.3
Roche Holding AG	2.0
Rolls-Royce Holdings plc	1.8
ABB Ltd. (Registered)	1.7
Banco Santander SA	1.6
Barclays plc	1.5
Deutsche Bank AG (Registered)	1.5
BHP Group Ltd.	1.4
NatWest Group plc	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Multi-Style Fund

Class N: QICNX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$96	0.84%

How did the Fund perform over the reporting period?

The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 25.97%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Financials, Industrials, Health Care, and Consumer Staples sectors.

  For sector selection, gains were primarily driven by an overweight to the Financials sector and underweights to the Health Care and Consumer Discretionary sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Communication Services sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,128	$10,716
9/30/2017	$12,121	$12,723
9/30/2018	$12,173	$13,063
9/30/2019	$11,864	$12,939
9/30/2020	$11,775	$12,960
9/30/2021	$14,679	$16,394
9/30/2022	$11,188	$12,474
9/30/2023	$14,307	$15,468
9/30/2024	$17,681	$19,332
9/30/2025	$22,273	$22,432

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	25.97%	13.60%	8.34%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$732,720,161
  Total Number of Portfolio Holdings221
  Total Advisory Fees Paid (net of reimbursements)$2,387,712
  Portfolio Turnover Rate (excludes derivatives, if any)67%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.9
Investment Companies	3.8
Energy	4.6
Consumer Staples	5.3
Information Technology	6.0
Communication Services	6.4
Materials	7.8
Consumer Discretionary	8.0
Health Care	9.1
Industrials	20.7
Financials	26.1

Geographic Allocation

Country	% of Net Assets
Japan	19.4
Canada	11.3
United States	10.8
United Kingdom	10.7
Germany	8.6
France	7.8
Australia	5.8
Netherlands	3.8
Sweden	3.3
Italy	3.2
Others	15.0

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
Novartis AG (Registered)	2.3
Roche Holding AG	2.0
Rolls-Royce Holdings plc	1.8
ABB Ltd. (Registered)	1.7
Banco Santander SA	1.6
Barclays plc	1.5
Deutsche Bank AG (Registered)	1.5
BHP Group Ltd.	1.4
NatWest Group plc	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Multi-Style Fund

Class R6: QICRX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.49%

How did the Fund perform over the reporting period?

The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 26.54%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Financials, Industrials, Health Care, and Consumer Staples sectors.

  For sector selection, gains were primarily driven by an overweight to the Financials sector and underweights to the Health Care and Consumer Discretionary sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Communication Services sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$50,857,428	$53,580,300
9/30/2017	$61,049,744	$63,616,739
9/30/2018	$61,548,644	$65,314,624
9/30/2019	$60,202,901	$64,695,092
9/30/2020	$59,918,803	$64,800,709
9/30/2021	$74,975,522	$81,971,444
9/30/2022	$57,356,529	$62,371,244
9/30/2023	$73,654,511	$77,339,236
9/30/2024	$91,273,103	$96,660,367
9/30/2025	$115,495,749	$112,158,478

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	26.54%	14.03%	8.73%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$732,720,161
  Total Number of Portfolio Holdings221
  Total Advisory Fees Paid (net of reimbursements)$2,387,712
  Portfolio Turnover Rate (excludes derivatives, if any)67%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.9
Investment Companies	3.8
Energy	4.6
Consumer Staples	5.3
Information Technology	6.0
Communication Services	6.4
Materials	7.8
Consumer Discretionary	8.0
Health Care	9.1
Industrials	20.7
Financials	26.1

Geographic Allocation

Country	% of Net Assets
Japan	19.4
Canada	11.3
United States	10.8
United Kingdom	10.7
Germany	8.6
France	7.8
Australia	5.8
Netherlands	3.8
Sweden	3.3
Italy	3.2
Others	15.0

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
Novartis AG (Registered)	2.3
Roche Holding AG	2.0
Rolls-Royce Holdings plc	1.8
ABB Ltd. (Registered)	1.7
Banco Santander SA	1.6
Barclays plc	1.5
Deutsche Bank AG (Registered)	1.5
BHP Group Ltd.	1.4
NatWest Group plc	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Emerging Multi-Style II Fund

Class I: QTELX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.71%

How did the Fund perform over the reporting period?

The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 17.07%. The Fund's broad-based benchmark, the MSCI Emerging Net Total Return USD Index, returned 17.32%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within the Financials, Materials, and Consumer Staples sectors.

  For sector selection, losses were largely offset by gains from underweights to the Consumer Staples and Materials sectors.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology, Communication Services, Consumer Discretionary, and Energy sectors.

  For sector selection, losses were primarily driven by an overweight to the Financials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Emerging Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,214	$11,678
9/30/2017	$13,776	$14,301
9/30/2018	$13,315	$14,185
9/30/2019	$12,559	$13,899
9/30/2020	$13,933	$15,364
9/30/2021	$16,338	$18,161
9/30/2022	$11,645	$13,055
9/30/2023	$13,446	$14,582
9/30/2024	$17,431	$18,381
9/30/2025	$20,406	$21,565

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	17.07%	7.93%	7.39%
MSCI Emerging Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

  Net Assets$588,926,145
  Total Number of Portfolio Holdings240
  Total Advisory Fees Paid (net of reimbursements)$2,421,693
  Portfolio Turnover Rate (excludes derivatives, if any)64%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.9
Utilities	2.0
Consumer Staples	2.1
Energy	3.2
Investment Companies	5.3
Materials	6.2
Consumer Discretionary	7.2
Communication Services	10.3
Industrials	11.4
Information Technology	25.0
Financials	25.5

Geographic Allocation

Country	% of Net Assets
China	30.3
Taiwan	18.4
India	13.8
South Korea	11.1
United States	5.8
Brazil	4.2
South Africa	3.5
Saudi Arabia	2.3
Indonesia	2.1
Mexico	1.9
Others	6.7

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4
Limited Purpose Cash Investment Fund	5.3
Tencent Holdings Ltd.	4.7
Alibaba Group Holding Ltd.	3.4
SK Hynix, Inc.	2.4
Samsung Electronics Co. Ltd.	2.4
China Construction Bank Corp., Class H	2.0
Xiaomi Corp., Class B	1.6
Banco do Brasil SA	1.3
Woori Financial Group, Inc.	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Emerging Multi-Style II Fund

Class N: QTENX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$104	0.96%

How did the Fund perform over the reporting period?

The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 16.74%. The Fund's broad-based benchmark, the MSCI Emerging Net Total Return USD Index, returned 17.32%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within the Financials, Materials, and Consumer Staples sectors.

  For sector selection, losses were largely offset by gains from underweights to the Consumer Staples and Materials sectors.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology, Communication Services, Consumer Discretionary, and Energy sectors.

  For sector selection, losses were primarily driven by an overweight to the Financials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Emerging Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,181	$11,678
9/30/2017	$13,712	$14,301
9/30/2018	$13,204	$14,185
9/30/2019	$12,423	$13,899
9/30/2020	$13,745	$15,364
9/30/2021	$16,077	$18,161
9/30/2022	$11,439	$13,055
9/30/2023	$13,151	$14,582
9/30/2024	$17,013	$18,381
9/30/2025	$19,860	$21,565

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	16.74%	7.64%	7.10%
MSCI Emerging Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

  Net Assets$588,926,145
  Total Number of Portfolio Holdings240
  Total Advisory Fees Paid (net of reimbursements)$2,421,693
  Portfolio Turnover Rate (excludes derivatives, if any)64%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.9
Utilities	2.0
Consumer Staples	2.1
Energy	3.2
Investment Companies	5.3
Materials	6.2
Consumer Discretionary	7.2
Communication Services	10.3
Industrials	11.4
Information Technology	25.0
Financials	25.5

Geographic Allocation

Country	% of Net Assets
China	30.3
Taiwan	18.4
India	13.8
South Korea	11.1
United States	5.8
Brazil	4.2
South Africa	3.5
Saudi Arabia	2.3
Indonesia	2.1
Mexico	1.9
Others	6.7

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4
Limited Purpose Cash Investment Fund	5.3
Tencent Holdings Ltd.	4.7
Alibaba Group Holding Ltd.	3.4
SK Hynix, Inc.	2.4
Samsung Electronics Co. Ltd.	2.4
China Construction Bank Corp., Class H	2.0
Xiaomi Corp., Class B	1.6
Banco do Brasil SA	1.3
Woori Financial Group, Inc.	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Emerging Multi-Style II Fund

Class R6: QTERX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

How did the Fund perform over the reporting period?

The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and stable businesses. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 17.15%. The Fund's broad-based benchmark, the MSCI Emerging Net Total Return USD Index, returned 17.32%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within the Financials, Materials, and Consumer Staples sectors.

  For sector selection, losses were largely offset by gains from underweights to the Consumer Staples and Materials sectors.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology, Communication Services, Consumer Discretionary, and Energy sectors.

  For sector selection, losses were primarily driven by an overweight to the Financials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Emerging Net Total Return USD Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$56,023,014	$58,391,625
9/30/2017	$68,935,123	$71,506,043
9/30/2018	$66,681,592	$70,925,583
9/30/2019	$62,952,626	$69,495,353
9/30/2020	$69,894,455	$76,819,315
9/30/2021	$81,999,798	$90,803,687
9/30/2022	$58,510,112	$65,274,938
9/30/2023	$67,647,959	$72,911,670
9/30/2024	$87,791,527	$91,906,708
9/30/2025	$102,848,099	$107,827,371

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	17.15%	8.03%	7.48%
MSCI Emerging Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

  Net Assets$588,926,145
  Total Number of Portfolio Holdings240
  Total Advisory Fees Paid (net of reimbursements)$2,421,693
  Portfolio Turnover Rate (excludes derivatives, if any)64%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.9
Utilities	2.0
Consumer Staples	2.1
Energy	3.2
Investment Companies	5.3
Materials	6.2
Consumer Discretionary	7.2
Communication Services	10.3
Industrials	11.4
Information Technology	25.0
Financials	25.5

Geographic Allocation

Country	% of Net Assets
China	30.3
Taiwan	18.4
India	13.8
South Korea	11.1
United States	5.8
Brazil	4.2
South Africa	3.5
Saudi Arabia	2.3
Indonesia	2.1
Mexico	1.9
Others	6.7

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4
Limited Purpose Cash Investment Fund	5.3
Tencent Holdings Ltd.	4.7
Alibaba Group Holding Ltd.	3.4
SK Hynix, Inc.	2.4
Samsung Electronics Co. Ltd.	2.4
China Construction Bank Corp., Class H	2.0
Xiaomi Corp., Class B	1.6
Banco do Brasil SA	1.3
Woori Financial Group, Inc.	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Momentum Style Fund

Class I: AMOMX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.41%

How did the Fund perform over the reporting period?

The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large cap U.S. companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 19.99%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Information Technology and Consumer Staples sectors.

  For sector selection, losses were partially offset by gains from an underweight to the Health Care sector.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Consumer Discretionary sector.

  For sector selection, losses were primarily driven by an underweight to the Information Technology sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,112	$11,493
9/30/2017	$12,931	$13,624
9/30/2018	$16,027	$16,044
9/30/2019	$16,249	$16,665
9/30/2020	$19,421	$19,334
9/30/2021	$24,964	$25,321
9/30/2022	$20,794	$20,962
9/30/2023	$23,630	$25,404
9/30/2024	$32,980	$34,468
9/30/2025	$39,572	$40,586

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	19.99%	15.30%	14.75%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$656,166,860
  Total Number of Portfolio Holdings274
  Total Advisory Fees Paid (net of reimbursements)$1,528,397
  Portfolio Turnover Rate (excludes derivatives, if any)91%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.3
Energy	1.8
Utilities	2.0
Investment Companies	3.7
Consumer Staples	4.7
Health Care	5.6
Consumer Discretionary	10.1
Communication Services	12.0
Industrials	12.8
Financials	17.5
Information Technology	27.3

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	4.8
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Limited Purpose Cash Investment Fund	3.7
Tesla, Inc.	2.9
JPMorgan Chase & Co.	2.6
Walmart, Inc.	2.1
Alphabet, Inc., Class A	1.7
Netflix, Inc.	1.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Momentum Style Fund

Class N: AMONX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	0.66%

How did the Fund perform over the reporting period?

The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large cap U.S. companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 19.66%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Information Technology and Consumer Staples sectors.

  For sector selection, losses were partially offset by gains from an underweight to the Health Care sector.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Consumer Discretionary sector.

  For sector selection, losses were primarily driven by an underweight to the Information Technology sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,089	$11,493
9/30/2017	$12,871	$13,624
9/30/2018	$15,910	$16,044
9/30/2019	$16,091	$16,665
9/30/2020	$19,180	$19,334
9/30/2021	$24,603	$25,321
9/30/2022	$20,427	$20,962
9/30/2023	$23,168	$25,404
9/30/2024	$32,254	$34,468
9/30/2025	$38,597	$40,586

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	19.66%	15.01%	14.46%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$656,166,860
  Total Number of Portfolio Holdings274
  Total Advisory Fees Paid (net of reimbursements)$1,528,397
  Portfolio Turnover Rate (excludes derivatives, if any)91%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.3
Energy	1.8
Utilities	2.0
Investment Companies	3.7
Consumer Staples	4.7
Health Care	5.6
Consumer Discretionary	10.1
Communication Services	12.0
Industrials	12.8
Financials	17.5
Information Technology	27.3

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	4.8
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Limited Purpose Cash Investment Fund	3.7
Tesla, Inc.	2.9
JPMorgan Chase & Co.	2.6
Walmart, Inc.	2.1
Alphabet, Inc., Class A	1.7
Netflix, Inc.	1.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Momentum Style Fund

Class R6: QMORX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.31%

How did the Fund perform over the reporting period?

The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large cap U.S. companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 20.05%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Information Technology and Consumer Staples sectors.

  For sector selection, losses were partially offset by gains from an underweight to the Health Care sector.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Consumer Discretionary sector.

  For sector selection, losses were primarily driven by an underweight to the Information Technology sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 1000® Total Return Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$55,615,459	$57,465,889
9/30/2017	$64,774,099	$68,119,068
9/30/2018	$80,359,618	$80,220,385
9/30/2019	$81,550,358	$83,327,255
9/30/2020	$97,586,988	$96,670,538
9/30/2021	$125,579,329	$126,603,262
9/30/2022	$104,686,642	$104,808,166
9/30/2023	$119,073,295	$127,020,922
9/30/2024	$166,392,407	$172,341,746
9/30/2025	$199,754,513	$202,929,553

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	20.05%	15.40%	14.86%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$656,166,860
  Total Number of Portfolio Holdings274
  Total Advisory Fees Paid (net of reimbursements)$1,528,397
  Portfolio Turnover Rate (excludes derivatives, if any)91%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.3
Energy	1.8
Utilities	2.0
Investment Companies	3.7
Consumer Staples	4.7
Health Care	5.6
Consumer Discretionary	10.1
Communication Services	12.0
Industrials	12.8
Financials	17.5
Information Technology	27.3

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	4.8
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Limited Purpose Cash Investment Fund	3.7
Tesla, Inc.	2.9
JPMorgan Chase & Co.	2.6
Walmart, Inc.	2.1
Alphabet, Inc., Class A	1.7
Netflix, Inc.	1.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Momentum Style Fund

Class I: ASMOX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%

How did the Fund perform over the reporting period?

The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 17.01%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, the Russell 2000® Total Return Index, returned 17.41% and 10.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Industrials, Information Technology, Materials, and Financials sectors.

  For sector selection, losses were partially offset by gains from an underweight to the Real Estate sector.

  For sector selection, losses were primarily driven by overweights to the Health Care and Financials sectors and underweights to the Utilities and Materials sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$11,024	$11,496	$11,547
9/30/2017	$13,261	$13,647	$13,942
9/30/2018	$15,928	$16,046	$16,066
9/30/2019	$14,192	$16,514	$14,638
9/30/2020	$15,454	$18,992	$14,695
9/30/2021	$21,829	$25,045	$21,701
9/30/2022	$16,676	$20,630	$16,602
9/30/2023	$18,611	$24,852	$18,085
9/30/2024	$25,293	$33,598	$22,925
9/30/2025	$29,594	$39,447	$25,391

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	17.01%	13.88%	11.46%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

Key Fund Statistics

  Net Assets$135,398,695
  Total Number of Portfolio Holdings607
  Total Advisory Fees Paid (net of reimbursements)$420,655
  Portfolio Turnover Rate (excludes derivatives, if any)92%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	3.0
Real Estate	2.6
Communication Services	2.8
Energy	3.5
Materials	3.7
Investment Companies	4.6
Consumer Discretionary	8.8
Health Care	14.2
Financials	15.7
Information Technology	19.2
Industrials	21.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Credo Technology Group Holding Ltd.	1.4
Kratos Defense & Security Solutions, Inc.	1.2
Bloom Energy Corp., Class A	1.2
Sterling Infrastructure, Inc.	1.0
IonQ, Inc.	1.0
Oklo, Inc.	0.8
Coeur Mining, Inc.	0.8
InterDigital, Inc.	0.8
EchoStar Corp., Class A	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Momentum Style Fund

Class N: ASMNX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$94	0.87%

How did the Fund perform over the reporting period?

The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 16.75%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, the Russell 2000® Total Return Index, returned 17.41% and 10.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Industrials, Information Technology, Materials, and Financials sectors.

  For sector selection, losses were partially offset by gains from an underweight to the Real Estate sector.

  For sector selection, losses were primarily driven by overweights to the Health Care and Financials sectors and underweights to the Utilities and Materials sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$10,996	$11,496	$11,547
9/30/2017	$13,197	$13,647	$13,942
9/30/2018	$15,816	$16,046	$16,066
9/30/2019	$14,061	$16,514	$14,638
9/30/2020	$15,269	$18,992	$14,695
9/30/2021	$21,526	$25,045	$21,701
9/30/2022	$16,397	$20,630	$16,602
9/30/2023	$18,257	$24,852	$18,085
9/30/2024	$24,743	$33,598	$22,925
9/30/2025	$28,888	$39,447	$25,391

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	16.75%	13.60%	11.19%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

Key Fund Statistics

  Net Assets$135,398,695
  Total Number of Portfolio Holdings607
  Total Advisory Fees Paid (net of reimbursements)$420,655
  Portfolio Turnover Rate (excludes derivatives, if any)92%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	3.0
Real Estate	2.6
Communication Services	2.8
Energy	3.5
Materials	3.7
Investment Companies	4.6
Consumer Discretionary	8.8
Health Care	14.2
Financials	15.7
Information Technology	19.2
Industrials	21.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Credo Technology Group Holding Ltd.	1.4
Kratos Defense & Security Solutions, Inc.	1.2
Bloom Energy Corp., Class A	1.2
Sterling Infrastructure, Inc.	1.0
IonQ, Inc.	1.0
Oklo, Inc.	0.8
Coeur Mining, Inc.	0.8
InterDigital, Inc.	0.8
EchoStar Corp., Class A	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Small Cap Momentum Style Fund

Class R6: QSMRX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.52%

How did the Fund perform over the reporting period?

The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 17.13%. The Fund's broad-based benchmark, the Russell 3000® Total Return Index, and the Fund's secondary benchmark, the Russell 2000® Total Return Index, returned 17.41% and 10.76% respectively. Contributors and detractors relative to the secondary benchmark include the following:

Top Contributors:

Top Detractors:

  For stock selection within sector, gains were primarily driven by stock selection within the Industrials, Information Technology, Materials, and Financials sectors.

  For sector selection, losses were partially offset by gains from an underweight to the Real Estate sector.

  For sector selection, losses were primarily driven by overweights to the Health Care and Financials sectors and underweights to the Utilities and Materials sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$50,000,000	$50,000,000	$50,000,000
9/30/2016	$55,151,502	$57,482,040	$57,733,871
9/30/2017	$66,396,302	$68,234,938	$69,708,793
9/30/2018	$79,850,101	$80,230,546	$80,331,116
9/30/2019	$71,228,388	$82,571,396	$73,190,342
9/30/2020	$77,629,788	$94,958,212	$73,475,966
9/30/2021	$109,780,127	$125,226,545	$108,507,410
9/30/2022	$83,912,264	$103,152,429	$83,010,584
9/30/2023	$93,741,735	$124,258,660	$90,423,461
9/30/2024	$127,534,696	$167,989,722	$114,622,521
9/30/2025	$149,383,286	$197,235,134	$126,953,253

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	17.13%	13.99%	11.57%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

Key Fund Statistics

  Net Assets$135,398,695
  Total Number of Portfolio Holdings607
  Total Advisory Fees Paid (net of reimbursements)$420,655
  Portfolio Turnover Rate (excludes derivatives, if any)92%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	3.0
Real Estate	2.6
Communication Services	2.8
Energy	3.5
Materials	3.7
Investment Companies	4.6
Consumer Discretionary	8.8
Health Care	14.2
Financials	15.7
Information Technology	19.2
Industrials	21.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Credo Technology Group Holding Ltd.	1.4
Kratos Defense & Security Solutions, Inc.	1.2
Bloom Energy Corp., Class A	1.2
Sterling Infrastructure, Inc.	1.0
IonQ, Inc.	1.0
Oklo, Inc.	0.8
Coeur Mining, Inc.	0.8
InterDigital, Inc.	0.8
EchoStar Corp., Class A	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Momentum Style Fund

Class I: AIMOX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.80%

How did the Fund perform over the reporting period?

The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 21.98%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For sector selection, gains were primarily driven by an underweight to the Health Care sector and an overweight to the Financials sector.

  For stock selection within sector, gains were primarily driven by stock selection within the Industrials and Materials sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Financials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,640	$10,716
9/30/2017	$12,200	$12,723
9/30/2018	$12,726	$13,063
9/30/2019	$12,311	$12,939
9/30/2020	$13,617	$12,960
9/30/2021	$16,259	$16,394
9/30/2022	$11,864	$12,474
9/30/2023	$14,371	$15,468
9/30/2024	$18,657	$19,332
9/30/2025	$22,756	$22,432

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	21.98%	10.82%	8.57%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$212,295,171
  Total Number of Portfolio Holdings267
  Total Advisory Fees Paid (net of reimbursements)$572,195
  Portfolio Turnover Rate (excludes derivatives, if any)86%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.5
Energy	2.9
Utilities	3.2
Consumer Staples	3.7
Materials	4.7
Investment Companies	5.1
Communication Services	6.2
Consumer Discretionary	6.4
Information Technology	7.9
Industrials	20.0
Financials	37.0

Geographic Allocation

Country	% of Net Assets
Canada	17.8
Japan	15.4
Germany	11.8
United States	8.8
United Kingdom	8.7
France	7.6
Italy	5.7
Spain	3.9
Australia	3.2
Netherlands	3.0
Others	13.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Shell plc	2.3
SAP SE	1.8
Shopify, Inc., Class A	1.7
UniCredit SpA	1.7
Royal Bank of Canada	1.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1.6
HSBC Holdings plc	1.5
Rolls-Royce Holdings plc	1.5
Sony Group Corp.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Momentum Style Fund

Class N: AIONX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$120	1.07%

How did the Fund perform over the reporting period?

The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 21.67%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For sector selection, gains were primarily driven by an underweight to the Health Care sector and an overweight to the Financials sector.

  For stock selection within sector, gains were primarily driven by stock selection within the Industrials and Materials sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Financials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,616	$10,716
9/30/2017	$12,142	$12,723
9/30/2018	$12,630	$13,063
9/30/2019	$12,187	$12,939
9/30/2020	$13,446	$12,960
9/30/2021	$16,026	$16,394
9/30/2022	$11,662	$12,474
9/30/2023	$14,090	$15,468
9/30/2024	$18,254	$19,332
9/30/2025	$22,209	$22,432

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	21.67%	10.56%	8.31%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$212,295,171
  Total Number of Portfolio Holdings267
  Total Advisory Fees Paid (net of reimbursements)$572,195
  Portfolio Turnover Rate (excludes derivatives, if any)86%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.5
Energy	2.9
Utilities	3.2
Consumer Staples	3.7
Materials	4.7
Investment Companies	5.1
Communication Services	6.2
Consumer Discretionary	6.4
Information Technology	7.9
Industrials	20.0
Financials	37.0

Geographic Allocation

Country	% of Net Assets
Canada	17.8
Japan	15.4
Germany	11.8
United States	8.8
United Kingdom	8.7
France	7.6
Italy	5.7
Spain	3.9
Australia	3.2
Netherlands	3.0
Others	13.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Shell plc	2.3
SAP SE	1.8
Shopify, Inc., Class A	1.7
UniCredit SpA	1.7
Royal Bank of Canada	1.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1.6
HSBC Holdings plc	1.5
Rolls-Royce Holdings plc	1.5
Sony Group Corp.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Momentum Style Fund

Class R6: QIORX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.70%

How did the Fund perform over the reporting period?

The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 22.12%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For sector selection, gains were primarily driven by an underweight to the Health Care sector and an overweight to the Financials sector.

  For stock selection within sector, gains were primarily driven by stock selection within the Industrials and Materials sectors.

  For stock selection within sector, gains were partially offset by losses from stock selection within the Financials sector.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$53,265,192	$53,580,300
9/30/2017	$61,150,888	$63,616,739
9/30/2018	$63,807,354	$65,314,624
9/30/2019	$61,798,616	$64,695,092
9/30/2020	$68,400,831	$64,800,709
9/30/2021	$81,776,050	$81,971,444
9/30/2022	$59,740,900	$62,371,244
9/30/2023	$72,412,690	$77,339,236
9/30/2024	$94,124,893	$96,660,367
9/30/2025	$114,942,692	$112,158,478

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	22.12%	10.94%	8.68%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$212,295,171
  Total Number of Portfolio Holdings267
  Total Advisory Fees Paid (net of reimbursements)$572,195
  Portfolio Turnover Rate (excludes derivatives, if any)86%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.5
Energy	2.9
Utilities	3.2
Consumer Staples	3.7
Materials	4.7
Investment Companies	5.1
Communication Services	6.2
Consumer Discretionary	6.4
Information Technology	7.9
Industrials	20.0
Financials	37.0

Geographic Allocation

Country	% of Net Assets
Canada	17.8
Japan	15.4
Germany	11.8
United States	8.8
United Kingdom	8.7
France	7.6
Italy	5.7
Spain	3.9
Australia	3.2
Netherlands	3.0
Others	13.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Shell plc	2.3
SAP SE	1.8
Shopify, Inc., Class A	1.7
UniCredit SpA	1.7
Royal Bank of Canada	1.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1.6
HSBC Holdings plc	1.5
Rolls-Royce Holdings plc	1.5
Sony Group Corp.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Defensive Style Fund

Class I: AUEIX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.37%

How did the Fund perform over the reporting period?

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 6.77%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within the Health Care sector.

  For sector selection, losses were primarily driven by overweights to the Consumer Staples and Health Care sectors and an underweight to the Information Technology sector.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology, Industrials, and Financials sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,400	$11,493
9/30/2017	$13,489	$13,624
9/30/2018	$16,041	$16,044
9/30/2019	$17,579	$16,665
9/30/2020	$19,373	$19,334
9/30/2021	$23,350	$25,321
9/30/2022	$20,221	$20,962
9/30/2023	$22,710	$25,404
9/30/2024	$28,472	$34,468
9/30/2025	$30,400	$40,586

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	6.77%	9.43%	11.76%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$2,040,291,359
  Total Number of Portfolio Holdings166
  Total Advisory Fees Paid (net of reimbursements)$5,443,275
  Portfolio Turnover Rate (excludes derivatives, if any)24%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.5
Utilities	1.4
Investment Companies	4.3
Energy	5.2
Consumer Discretionary	8.5
Communication Services	9.7
Financials	12.8
Health Care	13.1
Information Technology	13.5
Industrials	14.6
Consumer Staples	16.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.3
McKesson Corp.	1.5
Northrop Grumman Corp.	1.5
Apple, Inc.	1.5
Johnson & Johnson	1.5
Cboe Global Markets, Inc.	1.5
Microsoft Corp.	1.5
Veeva Systems, Inc., Class A	1.5
Cencora, Inc.	1.5
Walmart, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Defensive Style Fund

Class N: AUENX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$68	0.66%

How did the Fund perform over the reporting period?

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 6.48%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within the Health Care sector.

  For sector selection, losses were primarily driven by overweights to the Consumer Staples and Health Care sectors and an underweight to the Information Technology sector.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology, Industrials, and Financials sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,378	$11,493
9/30/2017	$13,425	$13,624
9/30/2018	$15,920	$16,044
9/30/2019	$17,401	$16,665
9/30/2020	$19,131	$19,334
9/30/2021	$22,990	$25,321
9/30/2022	$19,850	$20,962
9/30/2023	$22,235	$25,404
9/30/2024	$27,800	$34,468
9/30/2025	$29,601	$40,586

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	6.48%	9.12%	11.46%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$2,040,291,359
  Total Number of Portfolio Holdings166
  Total Advisory Fees Paid (net of reimbursements)$5,443,275
  Portfolio Turnover Rate (excludes derivatives, if any)24%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.5
Utilities	1.4
Investment Companies	4.3
Energy	5.2
Consumer Discretionary	8.5
Communication Services	9.7
Financials	12.8
Health Care	13.1
Information Technology	13.5
Industrials	14.6
Consumer Staples	16.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.3
McKesson Corp.	1.5
Northrop Grumman Corp.	1.5
Apple, Inc.	1.5
Johnson & Johnson	1.5
Cboe Global Markets, Inc.	1.5
Microsoft Corp.	1.5
Veeva Systems, Inc., Class A	1.5
Cencora, Inc.	1.5
Walmart, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Large Cap Defensive Style Fund

Class R6: QUERX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

How did the Fund perform over the reporting period?

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large cap companies (generally companies with market capitalizations within the range of the Russell 1000® Total Return Index) that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 6.84%. The Fund's broad-based benchmark, the Russell 1000® Total Return Index, returned 17.75%.

Top Contributors:

Top Detractors:

  For stock selection within sector, losses were partially offset by gains from stock selection within the Health Care sector.

  For sector selection, losses were primarily driven by overweights to the Consumer Staples and Health Care sectors and an underweight to the Information Technology sector.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology, Industrials, and Financials sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Russell 1000® Total Return Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$57,062,999	$57,465,889
9/30/2017	$67,578,847	$68,119,068
9/30/2018	$80,409,939	$80,220,385
9/30/2019	$88,226,114	$83,327,255
9/30/2020	$97,333,729	$96,670,538
9/30/2021	$117,333,235	$126,603,262
9/30/2022	$101,712,116	$104,808,166
9/30/2023	$114,337,610	$127,020,922
9/30/2024	$143,406,158	$172,341,746
9/30/2025	$153,213,789	$202,929,553

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	6.84%	9.50%	11.85%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

Key Fund Statistics

  Net Assets$2,040,291,359
  Total Number of Portfolio Holdings166
  Total Advisory Fees Paid (net of reimbursements)$5,443,275
  Portfolio Turnover Rate (excludes derivatives, if any)24%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.5
Utilities	1.4
Investment Companies	4.3
Energy	5.2
Consumer Discretionary	8.5
Communication Services	9.7
Financials	12.8
Health Care	13.1
Information Technology	13.5
Industrials	14.6
Consumer Staples	16.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.3
McKesson Corp.	1.5
Northrop Grumman Corp.	1.5
Apple, Inc.	1.5
Johnson & Johnson	1.5
Cboe Global Markets, Inc.	1.5
Microsoft Corp.	1.5
Veeva Systems, Inc., Class A	1.5
Cencora, Inc.	1.5
Walmart, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Defensive Style Fund

Class I: ANDIX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.61%

How did the Fund perform over the reporting period?

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 9.53%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For sector selection, losses were partially offset by gains from an overweight to the Communication Services sector.

  For stock selection within sector, losses were partially offset by gains from stock selection within the Consumer Staples sector.

  For sector selection, losses were primarily driven by an overweight to the Consumer Staples sector and an underweight to the Financials sector.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology and Communication Services sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,284	$10,716
9/30/2017	$12,558	$12,723
9/30/2018	$12,954	$13,063
9/30/2019	$12,978	$12,939
9/30/2020	$13,395	$12,960
9/30/2021	$15,597	$16,394
9/30/2022	$12,133	$12,474
9/30/2023	$14,196	$15,468
9/30/2024	$17,210	$19,332
9/30/2025	$18,850	$22,432

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	9.53%	7.07%	6.54%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$253,585,209
  Total Number of Portfolio Holdings232
  Total Advisory Fees Paid (net of reimbursements)$807,076
  Portfolio Turnover Rate (excludes derivatives, if any)23%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	5.8
Materials	4.1
Investment Companies	4.4
Energy	5.7
Consumer Discretionary	6.5
Information Technology	8.6
Health Care	9.4
Industrials	10.0
Financials	11.4
Communication Services	12.4
Consumer Staples	21.4

Geographic Allocation

Country	% of Net Assets
Japan	19.6
Canada	11.3
United Kingdom	10.3
United States	8.7
France	7.9
Australia	7.3
Germany	6.6
Switzerland	3.8
Netherlands	3.4
Singapore	3.4
Others	17.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Wheaton Precious Metals Corp.	1.6
Telstra Group Ltd.	1.4
Novartis AG (Registered)	1.4
Industria de Diseno Textil SA	1.4
Swisscom AG (Registered)	1.3
British American Tobacco plc	1.3
Loblaw Cos. Ltd.	1.3
Power Assets Holdings Ltd.	1.3
Oversea-Chinese Banking Corp. Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Defensive Style Fund

Class N: ANDNX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$90	0.86%

How did the Fund perform over the reporting period?

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 9.18%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For sector selection, losses were partially offset by gains from an overweight to the Communication Services sector.

  For stock selection within sector, losses were partially offset by gains from stock selection within the Consumer Staples sector.

  For sector selection, losses were primarily driven by an overweight to the Consumer Staples sector and an underweight to the Financials sector.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology and Communication Services sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,259	$10,716
9/30/2017	$12,498	$12,723
9/30/2018	$12,861	$13,063
9/30/2019	$12,848	$12,939
9/30/2020	$13,238	$12,960
9/30/2021	$15,373	$16,394
9/30/2022	$11,918	$12,474
9/30/2023	$13,920	$15,468
9/30/2024	$16,833	$19,332
9/30/2025	$18,378	$22,432

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	9.18%	6.78%	6.27%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$253,585,209
  Total Number of Portfolio Holdings232
  Total Advisory Fees Paid (net of reimbursements)$807,076
  Portfolio Turnover Rate (excludes derivatives, if any)23%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	5.8
Materials	4.1
Investment Companies	4.4
Energy	5.7
Consumer Discretionary	6.5
Information Technology	8.6
Health Care	9.4
Industrials	10.0
Financials	11.4
Communication Services	12.4
Consumer Staples	21.4

Geographic Allocation

Country	% of Net Assets
Japan	19.6
Canada	11.3
United Kingdom	10.3
United States	8.7
France	7.9
Australia	7.3
Germany	6.6
Switzerland	3.8
Netherlands	3.4
Singapore	3.4
Others	17.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Wheaton Precious Metals Corp.	1.6
Telstra Group Ltd.	1.4
Novartis AG (Registered)	1.4
Industria de Diseno Textil SA	1.4
Swisscom AG (Registered)	1.3
British American Tobacco plc	1.3
Loblaw Cos. Ltd.	1.3
Power Assets Holdings Ltd.	1.3
Oversea-Chinese Banking Corp. Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR International Defensive Style Fund

Class R6: ANDRX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.51%

How did the Fund perform over the reporting period?

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that AQR Capital Management, LLC (“AQR”) believes exhibit measures of low risk and high quality (e.g. stable companies in good business health). The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. AQR expects lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 9.60%. The Fund's broad-based benchmark, the MSCI Daily TR Net World Ex USA Index, returned 16.03%.

Top Contributors:

Top Detractors:

  For sector selection, losses were partially offset by gains from an overweight to the Communication Services sector.

  For stock selection within sector, losses were partially offset by gains from stock selection within the Consumer Staples sector.

  For sector selection, losses were primarily driven by an overweight to the Consumer Staples sector and an underweight to the Financials sector.

  For stock selection within sector, losses were primarily driven by stock selection within the Information Technology and Communication Services sectors.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$56,477,389	$53,580,300
9/30/2017	$62,904,636	$63,616,739
9/30/2018	$64,992,359	$65,314,624
9/30/2019	$65,161,461	$64,695,092
9/30/2020	$67,326,186	$64,800,709
9/30/2021	$78,464,671	$81,971,444
9/30/2022	$61,052,652	$62,371,244
9/30/2023	$71,567,290	$77,339,236
9/30/2024	$86,804,516	$96,660,367
9/30/2025	$95,136,484	$112,158,478

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	9.60%	7.16%	6.64%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

Key Fund Statistics

  Net Assets$253,585,209
  Total Number of Portfolio Holdings232
  Total Advisory Fees Paid (net of reimbursements)$807,076
  Portfolio Turnover Rate (excludes derivatives, if any)23%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	5.8
Materials	4.1
Investment Companies	4.4
Energy	5.7
Consumer Discretionary	6.5
Information Technology	8.6
Health Care	9.4
Industrials	10.0
Financials	11.4
Communication Services	12.4
Consumer Staples	21.4

Geographic Allocation

Country	% of Net Assets
Japan	19.6
Canada	11.3
United Kingdom	10.3
United States	8.7
France	7.9
Australia	7.3
Germany	6.6
Switzerland	3.8
Netherlands	3.4
Singapore	3.4
Others	17.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Wheaton Precious Metals Corp.	1.6
Telstra Group Ltd.	1.4
Novartis AG (Registered)	1.4
Industria de Diseno Textil SA	1.4
Swisscom AG (Registered)	1.3
British American Tobacco plc	1.3
Loblaw Cos. Ltd.	1.3
Power Assets Holdings Ltd.	1.3
Oversea-Chinese Banking Corp. Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Global Equity Fund

Class I: AQGIX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.84%

How did the Fund perform over the reporting period?

The AQR Global Equity Fund (the “Fund”) seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forward contracts to over- and under-weight countries and currencies relative to the benchmark.

For the one-year period ended September 30, 2025, the Class I Shares of the Fund returned 30.22%. The Fund's broad-based benchmark, the MSCI World Net Total Return USD Index, returned 17.25%.

Top Contributors:

Top Detractors:

  For country selection, gains were primarily driven by an underweight to Switzerland and overweights to Spain and Italy.

  For stock selection within sector, gains were primarily driven by stock selection within the Financials, Industrials, Information Technology, and Health Care sectors.

  For sector selection, gains were primarily driven by an overweight to the Financials sector.

  For currency selection, losses were partially offset by gains from underweights to the New Zealand dollar, the Swiss franc, and the U.S. dollar.

  For country selection, gains were partially offset by losses from overweights to Sweden and the United Kingdom and an underweight to Canada.

  For sector selection, gains were partially offset by losses from an overweight to the Health Care sector.

  For currency selection, losses were primarily driven by overweight positions to the Japanese yen and the Australian dollar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI World Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,133	$11,136
9/30/2017	$13,437	$13,159
9/30/2018	$14,465	$14,637
9/30/2019	$13,629	$14,905
9/30/2020	$14,512	$16,456
9/30/2021	$17,823	$21,199
9/30/2022	$14,885	$17,037
9/30/2023	$18,707	$20,777
9/30/2024	$24,676	$27,514
9/30/2025	$32,133	$32,260

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	30.22%	17.23%	12.38%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%

Key Fund Statistics

  Net Assets$518,773,899
  Total Number of Portfolio Holdings372
  Total Advisory Fees Paid (net of reimbursements)$2,579,743
  Portfolio Turnover Rate (excludes derivatives, if any)119%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.6
Utilities	0.6
Energy	3.3
Consumer Staples	4.5
Communication Services	6.3
Consumer Discretionary	7.7
Industrials	8.8
Health Care	10.0
Investment Companies	10.1
Financials	17.4
Information Technology	27.3

Geographic Allocation

Country	% of Net Assets
United States	73.6
Japan	5.5
United Kingdom	3.6
France	3.1
Germany	2.2
Canada	2.0
Italy	1.6
Netherlands	1.4
Spain	1.3
Australia	0.6
Others	1.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.1
NVIDIA Corp.	4.3
Microsoft Corp.	3.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	3.0
Apple, Inc.	3.0
Broadcom, Inc.	1.6
Walmart, Inc.	1.5
Palantir Technologies, Inc., Class A	1.5
Amazon.com, Inc.	1.4
GE Aerospace	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Global Equity Fund

Class N: AQGNX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$125	1.09%

How did the Fund perform over the reporting period?

The AQR Global Equity Fund (the “Fund”) seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forward contracts to over- and under-weight countries and currencies relative to the benchmark.

For the one-year period ended September 30, 2025, the Class N Shares of the Fund returned 29.94%. The Fund's broad-based benchmark, the MSCI World Net Total Return USD Index, returned 17.25%.

Top Contributors:

Top Detractors:

  For country selection, gains were primarily driven by an underweight to Switzerland and overweights to Spain and Italy.

  For stock selection within sector, gains were primarily driven by stock selection within the Financials, Industrials, Information Technology, and Health Care sectors.

  For sector selection, gains were primarily driven by an overweight to the Financials sector.

  For currency selection, losses were partially offset by gains from underweights to the New Zealand dollar, the Swiss franc, and the U.S. dollar.

  For country selection, gains were partially offset by losses from overweights to Sweden and the United Kingdom and an underweight to Canada.

  For sector selection, gains were partially offset by losses from an overweight to the Health Care sector.

  For currency selection, losses were primarily driven by overweight positions to the Japanese yen and the Australian dollar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI World Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,093	$11,136
9/30/2017	$13,374	$13,159
9/30/2018	$14,358	$14,637
9/30/2019	$13,473	$14,905
9/30/2020	$14,314	$16,456
9/30/2021	$17,529	$21,199
9/30/2022	$14,602	$17,037
9/30/2023	$18,301	$20,777
9/30/2024	$24,079	$27,514
9/30/2025	$31,289	$32,260

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	29.94%	16.93%	12.08%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%

Key Fund Statistics

  Net Assets$518,773,899
  Total Number of Portfolio Holdings372
  Total Advisory Fees Paid (net of reimbursements)$2,579,743
  Portfolio Turnover Rate (excludes derivatives, if any)119%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.6
Utilities	0.6
Energy	3.3
Consumer Staples	4.5
Communication Services	6.3
Consumer Discretionary	7.7
Industrials	8.8
Health Care	10.0
Investment Companies	10.1
Financials	17.4
Information Technology	27.3

Geographic Allocation

Country	% of Net Assets
United States	73.6
Japan	5.5
United Kingdom	3.6
France	3.1
Germany	2.2
Canada	2.0
Italy	1.6
Netherlands	1.4
Spain	1.3
Australia	0.6
Others	1.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.1
NVIDIA Corp.	4.3
Microsoft Corp.	3.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	3.0
Apple, Inc.	3.0
Broadcom, Inc.	1.6
Walmart, Inc.	1.5
Palantir Technologies, Inc., Class A	1.5
Amazon.com, Inc.	1.4
GE Aerospace	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Global Equity Fund

Class R6: AQGRX

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.74%

How did the Fund perform over the reporting period?

The AQR Global Equity Fund (the “Fund”) seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forward contracts to over- and under-weight countries and currencies relative to the benchmark.

For the one-year period ended September 30, 2025, the Class R6 Shares of the Fund returned 30.38%. The Fund's broad-based benchmark, the MSCI World Net Total Return USD Index, returned 17.25%.

Top Contributors:

Top Detractors:

  For country selection, gains were primarily driven by an underweight to Switzerland and overweights to Spain and Italy.

  For stock selection within sector, gains were primarily driven by stock selection within the Financials, Industrials, Information Technology, and Health Care sectors.

  For sector selection, gains were primarily driven by an overweight to the Financials sector.

  For currency selection, losses were partially offset by gains from underweights to the New Zealand dollar, the Swiss franc, and the U.S. dollar.

  For country selection, gains were partially offset by losses from overweights to Sweden and the United Kingdom and an underweight to Canada.

  For sector selection, gains were partially offset by losses from an overweight to the Health Care sector.

  For currency selection, losses were primarily driven by overweight positions to the Japanese yen and the Australian dollar.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI World Net Total Return USD Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$55,665,027	$55,678,831
9/30/2017	$67,342,563	$65,793,184
9/30/2018	$72,552,319	$73,186,723
9/30/2019	$68,441,489	$74,524,252
9/30/2020	$72,819,067	$82,280,136
9/30/2021	$89,565,304	$105,993,956
9/30/2022	$74,897,454	$85,184,306
9/30/2023	$94,218,119	$103,885,582
9/30/2024	$124,374,844	$137,572,057
9/30/2025	$162,159,924	$161,300,443

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	30.38%	17.37%	12.49%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%

Key Fund Statistics

  Net Assets$518,773,899
  Total Number of Portfolio Holdings372
  Total Advisory Fees Paid (net of reimbursements)$2,579,743
  Portfolio Turnover Rate (excludes derivatives, if any)119%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of September 30, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.6
Utilities	0.6
Energy	3.3
Consumer Staples	4.5
Communication Services	6.3
Consumer Discretionary	7.7
Industrials	8.8
Health Care	10.0
Investment Companies	10.1
Financials	17.4
Information Technology	27.3

Geographic Allocation

Country	% of Net Assets
United States	73.6
Japan	5.5
United Kingdom	3.6
France	3.1
Germany	2.2
Canada	2.0
Italy	1.6
Netherlands	1.4
Spain	1.3
Australia	0.6
Others	1.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.1
NVIDIA Corp.	4.3
Microsoft Corp.	3.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	3.0
Apple, Inc.	3.0
Broadcom, Inc.	1.6
Walmart, Inc.	1.5
Palantir Technologies, Inc., Class A	1.5
Amazon.com, Inc.	1.4
GE Aerospace	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

b.)   A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
a).   As of the end of the period, September 30, 2025, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19 (a)(1).
b).   Not applicable.
c).   There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2025 (“Reporting Period”).
d).   Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e).   Not applicable.
f).    Attached.

Item 3. Audit Committee Financial Expert.

a).   The Registrant’s Board of Trustees has determined that its Audit Committee has one “audit committee financial expert”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee.  Ms. Kathleen Hagerty, the Registrant’s audit committee financial expert, is “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2024 and September 30, 2025 were:

	2024	2025
Audit Fees (a)	$421,313	$422,300
Audit-Related Fees (b)	$0	$0
Tax Fees (c)	$180,190	$197,990
All Other Fees (d)	$0	$0
Total:	$601,503	$620,290

(a)     Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the Securities and Exchange Commission (the “Commission”).

(b)   Audit-Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s annual financial statements that are not reported under “Audit Fees” above. There were no audit-related services provided by PricewaterhouseCoopers LLP for the years ended September 30, 2024 and September 30, 2025.

(c)   Tax Fees: The September 30, 2024 and September 30, 2025 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)   All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)   Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)
0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)   Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 2024 and September 2025: $940,140 and $967,721, respectively.

(h)   Not applicable.

(i)    The Registrant is not a foreign issuer, as identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)    The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified.  Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the Registrant.

(1)     Not applicable.

(2)     Not applicable.

(3)     Not applicable.

(4)     Not applicable.

(5)     Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)   The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty and Mark A. Zurack, are members of the Audit Committee.
(b)   Not applicable.

Item 6. Investments
(a)   Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b)   The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Annual Report
September 30, 2025
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
7
AQR International Multi-Style Fund
..................................................................
15
AQR Emerging Multi-Style II Fund
...................................................................
19
AQR Large Cap Momentum Style Fund
...............................................................
23
AQR Small Cap Momentum Style Fund
...............................................................
29
AQR International Momentum Style Fund
..............................................................
38
AQR Large Cap Defensive Style Fund
................................................................
42
AQR International Defensive Style Fund
...............................................................
46
AQR Global Equity Fund
..........................................................................
50
Financial Statements and Notes
........................................................................
60
Report of Independent Registered Public Accounting Firm
.....................................................
108
Other Federal Tax Information (Unaudited)
................................................................
109
Other Information (Unaudited)
.........................................................................
110

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.7%
Communication Services - 12.7%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.
592,157 16,722,514
Liberty Global Ltd., Class A
(Belgium) * 158,911 1,821,120
Verizon Communications, Inc.
203,109 8,926,640
27,470,274
Entertainment - 3.1%
Electronic Arts, Inc.
31,640 6,381,788
Netflix, Inc. *
7,413 8,887,594
Playtika Holding Corp.
35,425 137,803
ROBLOX Corp., Class A *
42,698 5,914,527
Spotify Technology SA *
16,895 11,792,710
Walt Disney Co. (The)
60,125 6,884,313
39,998,735
Interactive Media & Services - 6.7%
Alphabet, Inc., Class A
102,901 25,015,233
Alphabet, Inc., Class C
95,238 23,195,215
Meta Platforms, Inc., Class A
45,192 33,188,101
Reddit, Inc., Class A *
14,323 3,294,147
84,692,696
Media - 0.7%
Comcast Corp., Class A
222,393 6,987,588
Nexstar Media Group, Inc., Class A
7,935 1,569,067
8,556,655
Total Communication Services 160,718,360
Consumer Discretionary - 9.8%
Automobile Components - 0.2%
BorgWarner, Inc. 52,483 2,307,153
Automobiles - 1.8%
General Motors Co.
105,978 6,461,479
Tesla, Inc. *
36,639 16,294,096
22,755,575
Broadline Retail - 3.0%
Amazon.com, Inc. *
123,443 27,104,379
Dillard's, Inc., Class A
8,325 5,115,546
eBay, Inc.
45,320 4,121,854
Macy's, Inc.
84,004 1,506,192
37,847,971
Diversified Consumer Services - 0.9%
ADT, Inc.
473,494 4,124,133
Grand Canyon Education, Inc. *
17,325 3,803,184
H&R Block, Inc.
73,435 3,713,608
11,640,925
Hotels, Restaurants & Leisure - 1.7%
Aramark
65,910 2,530,944
Booking Holdings, Inc.
1,546 8,347,271
Expedia Group, Inc.
41,376 8,844,120
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.7% (continued)
Travel + Leisure Co.
24,883 1,480,290
21,202,625
Specialty Retail - 2.2%
AutoNation, Inc. *
46,364 10,143,052
Best Buy Co., Inc.
11,634 879,763
Gap, Inc. (The)
43,114 922,208
Murphy USA, Inc.
11,266 4,374,137
Penske Automotive Group, Inc.
51,358 8,931,670
Williams-Sonoma, Inc.
13,277 2,594,990
27,845,820
Textiles, Apparel & Luxury Goods - 0.0% †
PVH Corp. 4,836 405,112
Total Consumer Discretionary 124,005,181
Consumer Staples - 3.2%
Beverages - 0.1%
Molson Coors Beverage Co., Class
B 32,352 1,463,928
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos., Inc., Class A
283,588 4,965,626
Kroger Co. (The)
105,417 7,106,160
Walmart, Inc.
33,685 3,471,576
15,543,362
Food Products - 0.5%
Pilgrim's Pride Corp. 144,648 5,890,067
Tobacco - 1.4%
Altria Group, Inc.
253,340 16,735,640
Philip Morris International, Inc.
4,135 670,697
17,406,337
Total Consumer Staples 40,303,694
Energy - 1.9%
Energy Equipment & Services - 0.1%
NOV, Inc.
140,696 1,864,222
TechnipFMC plc (United Kingdom)
9,140 360,573
2,224,795
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.
33,144 5,146,932
Coterra Energy, Inc.
142,674 3,374,240
EOG Resources, Inc.
18,396 2,062,559
Expand Energy Corp.
3,786 402,224
Exxon Mobil Corp.
99,501 11,218,738
Range Resources Corp.
10,359 389,913
22,594,606
Total Energy 24,819,401
Financials - 17.8%
Banks - 4.5%
Bank OZK
97,009 4,945,519
BOK Financial Corp.
14,387 1,603,287
Citigroup, Inc.
152,193 15,447,589

Schedule of Investments
September 30, 2025
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
3
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 4.5% (continued)
Citizens Financial Group, Inc.
83,369 4,431,896
Comerica, Inc.
5,311 363,910
First Hawaiian, Inc.
16,989 421,837
FNB Corp.
92,627 1,492,221
JPMorgan Chase & Co.
14,700 4,636,821
M&T Bank Corp.
10,153 2,006,436
Popular, Inc.
77,914 9,895,857
Regions Financial Corp.
33,426 881,444
US Bancorp
34,270 1,656,269
Wells Fargo & Co.
28,644 2,400,940
Zions Bancorp NA
120,935 6,842,502
57,026,528
Capital Markets - 2.9%
Bank of New York Mellon Corp.
(The) 100,491 10,949,499
Charles Schwab Corp. (The)
4,730 451,573
CME Group, Inc.
5,637 1,523,061
Invesco Ltd.
137,133 3,145,831
Janus Henderson Group plc
93,626 4,167,293
Northern Trust Corp.
15,267 2,054,938
Raymond James Financial, Inc.
16,754 2,891,740
State Street Corp.
60,776 7,050,624
Stifel Financial Corp.
4,146 470,447
Virtu Financial, Inc., Class A
97,439 3,459,085
36,164,091
Consumer Finance - 1.6%
Capital One Financial Corp.
29,548 6,281,314
Synchrony Financial
205,401 14,593,741
20,875,055
Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B *
37,908 19,057,868
Equitable Holdings, Inc.
12,029 610,832
Global Payments, Inc.
14,577 1,211,057
MGIC Investment Corp.
271,654 7,706,824
Western Union Co. (The)
374,818 2,994,796
31,581,377
Insurance - 6.3%
Allstate Corp. (The)
51,428 11,039,020
Arch Capital Group Ltd.
4,006 363,464
Assurant, Inc.
2,455 531,753
Assured Guaranty Ltd.
10,974 928,949
Axis Capital Holdings Ltd.
125,731 12,045,030
CNA Financial Corp.
95,703 4,446,362
Everest Group Ltd.
30,124 10,550,329
Globe Life, Inc.
4,058 580,172
Hanover Insurance Group, Inc.
(The) 13,048 2,369,908
Hartford Insurance Group, Inc. (The)
52,762 7,037,923
Lincoln National Corp.
34,312 1,383,803
MetLife, Inc.
9,641 794,129
Old Republic International Corp.
199,298 8,464,186
Reinsurance Group of America, Inc.
6,385 1,226,750
INVESTMENTS SHARES VALUE ($)
Insurance - 6.3% (continued)
RenaissanceRe Holdings Ltd.
15,450 3,923,219
Travelers Cos., Inc. (The)
8,090 2,258,890
Unum Group
153,332 11,926,163
79,870,050
Total Financials 225,517,101
Health Care - 3.3%
Biotechnology - 1.6%
AbbVie, Inc.
3,580 828,913
Exelixis, Inc. *
131,993 5,451,311
Gilead Sciences, Inc.
30,452 3,380,172
Incyte Corp. *
37,105 3,146,875
United Therapeutics Corp. *
19,255 8,071,888
20,879,159
Health Care Providers & Services - 1.6%
Cigna Group (The)
14,601 4,208,738
CVS Health Corp.
17,818 1,343,299
Elevance Health, Inc.
16,276 5,259,101
McKesson Corp.
9,534 7,365,397
Tenet Healthcare Corp. *
8,879 1,802,792
19,979,327
Pharmaceuticals - 0.1%
Corcept Therapeutics, Inc. * 15,471 1,285,795
Total Health Care 42,144,281
Industrials - 13.2%
Aerospace & Defense - 5.6%
Curtiss-Wright Corp.
12,713 6,902,396
GE Aerospace
37,476 11,273,530
General Dynamics Corp.
29,966 10,218,406
Howmet Aerospace, Inc.
40,076 7,864,114
Huntington Ingalls Industries, Inc.
16,119 4,640,821
L3Harris Technologies, Inc.
2,804 856,370
Leonardo DRS, Inc.
26,607 1,207,958
Northrop Grumman Corp.
663 403,979
Rocket Lab Corp. *
54,376 2,605,154
RTX Corp.
80,834 13,525,953
Textron, Inc.
120,313 10,165,246
Woodward, Inc.
4,244 1,072,501
70,736,428
Building Products - 0.3%
Owens Corning
19,637 2,777,850
Trane Technologies plc
1,767 745,603
3,523,453
Construction & Engineering - 1.3%
Comfort Systems USA, Inc.
518 427,443
EMCOR Group, Inc.
19,228 12,489,355
MasTec, Inc. *
14,143 3,009,772
Valmont Industries, Inc.
2,927 1,134,886
17,061,456

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 2.1%
Acuity, Inc.
34,125 11,752,309
GE Vernova, Inc.
21,102 12,975,620
Sensata Technologies Holding plc
50,726 1,549,679
26,277,608
Ground Transportation - 0.6%
Norfolk Southern Corp.
4,517 1,356,952
Ryder System, Inc.
34,743 6,553,919
U-Haul Holding Co. *
1,585 90,456
8,001,327
Machinery - 1.8%
Allison Transmission Holdings, Inc.
99,429 8,439,534
Cummins, Inc.
5,311 2,243,207
Gates Industrial Corp. plc *
79,719 1,978,626
Mueller Industries, Inc.
7,785 787,141
Oshkosh Corp.
28,905 3,748,978
PACCAR, Inc.
3,608 354,739
Snap-on, Inc.
16,004 5,545,866
23,098,091
Passenger Airlines - 0.6%
Delta Air Lines, Inc.
26,887 1,525,837
United Airlines Holdings, Inc. *
68,131 6,574,642
8,100,479
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 2,457,970
Concentrix Corp.
70,687 3,262,205
Genpact Ltd.
8,644 362,097
Leidos Holdings, Inc.
21,504 4,063,396
10,145,668
Trading Companies & Distributors - 0.1%
Air Lease Corp., Class A
10,692 680,546
WESCO International, Inc.
2,114 447,111
1,127,657
Total Industrials 168,072,167
Information Technology - 32.2%
Communications Equipment - 3.2%
Arista Networks, Inc. *
53,709 7,825,939
Ciena Corp. *
31,169 4,540,388
Cisco Systems, Inc.
142,122 9,723,987
F5, Inc. *
28,698 9,274,907
Ubiquiti, Inc.
14,378 9,497,819
40,863,040
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A
4,560 564,300
Arrow Electronics, Inc. *
38,468 4,654,628
Avnet, Inc.
69,346 3,625,409
Jabil, Inc.
46,975 10,201,560
TD SYNNEX Corp.
29,356 4,807,045
23,852,942
INVESTMENTS SHARES VALUE ($)
IT Services - 0.6%
Cognizant Technology Solutions
Corp., Class A 9,464 634,751
DXC Technology Co. *
241,003 3,284,871
VeriSign, Inc.
11,576 3,236,302
7,155,924
Semiconductors & Semiconductor Equipment - 10.7%
Amkor Technology, Inc.
179,195 5,089,138
Applied Materials, Inc.
16,038 3,283,620
Broadcom, Inc.
95,236 31,419,309
Cirrus Logic, Inc. *
13,924 1,744,538
Micron Technology, Inc.
62,689 10,489,124
NVIDIA Corp.
427,649 79,790,750
Qorvo, Inc. *
9,222 839,940
QUALCOMM, Inc.
19,055 3,169,990
Skyworks Solutions, Inc.
5,780 444,944
136,271,353
Software - 10.6%
Adobe, Inc. *
5,223 1,842,413
AppLovin Corp., Class A *
13,529 9,721,128
Docusign, Inc., Class A *
11,182 806,110
Dropbox, Inc., Class A *
185,432 5,601,901
Fortinet, Inc. *
7,915 665,493
Intuit, Inc.
600 409,746
Microsoft Corp.
153,565 79,538,992
Palantir Technologies, Inc., Class A *
77,551 14,146,853
Pegasystems, Inc.
46,689 2,684,617
RingCentral, Inc., Class A *
49,567 1,404,729
Rubrik, Inc., Class A *
27,730 2,280,792
Teradata Corp. *
82,503 1,774,640
Zoom Communications, Inc., Class
A * 163,169 13,461,443
134,338,857
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.
229,434 58,420,779
Hewlett Packard Enterprise Co.
28,084 689,743
HP, Inc.
214,628 5,844,321
Western Digital Corp.
15,355 1,843,521
66,798,364
Total Information Technology 409,280,480
Materials - 1.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.
43,047 3,861,316
Mosaic Co. (The)
174,252 6,043,059
9,904,375
Metals & Mining - 1.0%
Alcoa Corp.
61,609 2,026,320
Newmont Corp.
109,612 9,241,388
Reliance, Inc.
1,673 469,829

Schedule of Investments
September 30, 2025
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
5
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.0% (continued)
Royal Gold, Inc.
3,781 758,393
12,495,930
Total Materials 22,400,305
Utilities - 0.8%
Electric Utilities - 0.1%
Edison International
6,701 370,431
Exelon Corp.
34,063 1,533,176
1,903,607
Gas Utilities - 0.5%
MDU Resources Group, Inc.
77,869 1,386,847
National Fuel Gas Co.
34,865 3,220,480
UGI Corp.
41,840 1,391,598
5,998,925
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 12,007 2,352,412
Total Utilities 10,254,944
TOTAL COMMON STOCKS
(Cost $615,809,458) 1,227,515,914
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment
Fund, 4.13% (a)
(Cost $40,543,923) 40,557,468 40,549,357
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $656,353,381) 1,268,065,271
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% ‡ 1,352,926
NET ASSETS - 100.0% 1,269,418,197
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 160,718,360 12 .7%
Consumer Discretionary 124,005,181 9 .8
Consumer Staples 40,303,694 3 .2
Energy 24,819,401 1 .9
Financials 225,517,101 17 .8
Health Care 42,144,281 3 .3
Industrials 168,072,167 13 .2
Information Technology 409,280,480 32 .2
Materials 22,400,305 1 .8
Utilities 10,254,944 0 .8
Investment Companies 40,549,357 3 .2
Total Investments In Securities
At Value 1,268,065,271 99 .9
Other Assets in Excess of
Liabilities ‡ 1,352,926 0 .1
Net Assets
$ 1,269,418,197 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 92 12/2025 USD $ 30,998,250 $ 335,757
Net unrealized appreciation $ 335,757

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 1,899,792 $ 1,899,792

Schedule of Investments
September 30, 2025
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2025
7
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.0%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.8%
Bandwidth, Inc., Class A *
7,198 119,991
IDT Corp., Class B
14,628 765,191
Lumen Technologies, Inc. *
40,197 246,005
1,131,187
Entertainment - 0.6%
Cinemark Holdings, Inc.
14,807 414,892
Eventbrite, Inc., Class A *
64,231 161,862
IMAX Corp. *
1,317 43,132
Marcus Corp. (The)
3,180 49,322
Playtika Holding Corp.
16,837 65,496
734,704
Interactive Media & Services - 1.3%
Angi, Inc. *
8,990 146,177
Cargurus, Inc., Class A *
6,208 231,124
EverQuote, Inc., Class A *
17,736 405,622
fuboTV, Inc. *
38,021 157,787
Travelzoo *
30,317 298,016
TripAdvisor, Inc. *
2,144 34,862
Yelp, Inc., Class A *
13,240 413,088
Ziff Davis, Inc. *
967 36,843
1,723,519
Media - 0.7%
Altice USA, Inc., Class A *
21,412 51,603
AMC Networks, Inc., Class A *
17,373 143,153
EW Scripps Co. (The), Class A *
47,487 116,818
Gannett Co., Inc. *
18,446 76,182
Gray Media, Inc.
57,749 333,789
iHeartMedia, Inc., Class A *
40,832 117,188
TEGNA, Inc.
6,558 133,324
972,057
Wireless Telecommunication Services - 0.2%
Gogo, Inc. *
3,415 29,335
Telephone and Data Systems, Inc.
4,883 191,609
220,944
Total Communication Services 4,782,411
Consumer Discretionary - 9.8%
Automobile Components - 1.2%
American Axle & Manufacturing
Holdings, Inc. * 64,101 385,247
Garrett Motion, Inc. (Switzerland)
20,645 281,185
Goodyear Tire & Rubber Co. (The) *
20,519 153,482
Modine Manufacturing Co. *
287 40,800
Motorcar Parts of America, Inc. *
8,570 141,748
Patrick Industries, Inc.
3,027 313,083
Strattec Security Corp. *
3,324 226,231
Visteon Corp.
414 49,622
1,591,398
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 0.1%
Groupon, Inc. * 5,337 124,619
Diversified Consumer Services - 2.8%
Adtalem Global Education, Inc. *
2,445 377,630
American Public Education, Inc. *
19,620 774,402
Coursera, Inc. *
34,397 402,789
Frontdoor, Inc. *
1,007 67,761
Graham Holdings Co., Class B
43 50,624
Perdoceo Education Corp.
33,829 1,274,000
Strategic Education, Inc.
714 61,411
Stride, Inc. *
3,999 595,611
Udemy, Inc. *
18,646 130,709
3,734,937
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.
45,975 329,641
Brinker International, Inc. *
3,668 464,662
Cracker Barrel Old Country Store,
Inc. 2,952 130,065
Dine Brands Global, Inc.
4,468 110,449
El Pollo Loco Holdings, Inc. *
14,144 137,197
Monarch Casino & Resort, Inc.
646 68,373
RCI Hospitality Holdings, Inc.
2,387 72,827
Rush Street Interactive, Inc. *
17,852 365,609
Super Group SGHC Ltd. (Guernsey)
13,082 172,682
1,851,505
Household Durables - 1.1%
Century Communities, Inc.
659 41,761
Cricut, Inc., Class A
10,700 67,303
Ethan Allen Interiors, Inc.
1,230 36,236
KB Home
4,244 270,088
Leggett & Platt, Inc.
4,330 38,450
M/I Homes, Inc. *
3,179 459,175
Taylor Morrison Home Corp., Class
A * 6,215 410,252
Tri Pointe Homes, Inc. *
6,166 209,459
1,532,724
Leisure Products - 0.3%
Acushnet Holdings Corp.
1,421 111,534
JAKKS Pacific, Inc.
18,008 337,290
448,824
Specialty Retail - 2.5%
Abercrombie & Fitch Co., Class A *
441 37,728
Academy Sports & Outdoors, Inc.
2,371 118,597
Asbury Automotive Group, Inc. *
1,971 481,811
Build-A-Bear Workshop, Inc.
5,092 332,049
Genesco, Inc. *
4,233 122,715
Group 1 Automotive, Inc.
2,004 876,770
Haverty Furniture Cos., Inc.
1,627 35,680
Lands' End, Inc. *
3,316 46,756
ODP Corp. (The) *
2,662 74,137
Petco Health & Wellness Co., Inc.,
Class A * 38,040 147,215
Sally Beauty Holdings, Inc. *
8,157 132,796

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.5% (continued)
Signet Jewelers Ltd.
4,375 419,650
Sonic Automotive, Inc., Class A
626 47,632
Upbound Group, Inc.
3,777 89,250
Urban Outfitters, Inc. *
4,929 352,078
3,314,864
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.
1,446 40,806
Figs, Inc., Class A *
17,561 117,483
G-III Apparel Group Ltd. *
12,955 344,733
Rocky Brands, Inc.
1,248 37,178
540,200
Total Consumer Discretionary 13,139,071
Consumer Staples - 3.7%
Beverages - 0.2%
Vita Coco Co., Inc. (The) * 6,319 268,368
Consumer Staples Distribution & Retail - 1.0%
Ingles Markets, Inc., Class A
7,717 536,795
Natural Grocers by Vitamin Cottage,
Inc. 964 38,560
United Natural Foods, Inc. *
17,211 647,478
Weis Markets, Inc.
1,098 78,913
1,301,746
Food Products - 1.7%
Cal-Maine Foods, Inc.
5,302 498,918
Dole plc
6,896 92,682
Fresh Del Monte Produce, Inc.
29,714 1,031,670
Hain Celestial Group, Inc. (The) *
33,079 52,265
John B Sanfilippo & Son, Inc.
2,428 156,072
Lifeway Foods, Inc. *
1,901 52,772
Seneca Foods Corp., Class A *
3,894 420,318
2,304,697
Household Products - 0.0% †
Central Garden & Pet Co., Class A * 1,096 32,365
Personal Care Products - 0.1%
Nu Skin Enterprises, Inc., Class A 17,423 212,386
Tobacco - 0.7%
Turning Point Brands, Inc.
8,673 857,413
Universal Corp.
672 37,545
894,958
Total Consumer Staples 5,014,520
Energy - 3.5%
Energy Equipment & Services - 0.6%
Liberty Energy, Inc., Class A
18,227 224,921
National Energy Services Reunited
Corp. * 3,907 40,086
Oil States International, Inc. *
12,681 76,847
Patterson-UTI Energy, Inc.
12,441 64,444
ProPetro Holding Corp. *
26,795 140,406
Ranger Energy Services, Inc., Class
A 14,745 207,020
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 0.6% (continued)
RPC, Inc.
15,863 75,508
829,232
Oil, Gas & Consumable Fuels - 2.9%
Ardmore Shipping Corp. (Ireland)
27,698 328,775
Berry Corp.
23,115 87,375
Centrus Energy Corp., Class A *
1,442 447,121
Dorian LPG Ltd.
7,568 225,526
FutureFuel Corp.
13,593 52,741
Green Plains, Inc. *
5,555 48,828
Gulfport Energy Corp. *
992 179,532
Peabody Energy Corp.
23,621 626,429
PrimeEnergy Resources Corp. *
513 85,686
REX American Resources Corp. *
1,522 46,604
Scorpio Tankers, Inc. (Monaco)
8,833 495,090
SM Energy Co.
6,213 155,138
Teekay Corp. Ltd.
21,949 179,543
Teekay Tankers Ltd., Class A
(Canada) 17,698 894,634
3,853,022
Total Energy 4,682,254
Financials - 20.3%
Banks - 9.9%
1st Source Corp.
4,426 272,465
Amalgamated Financial Corp.
8,285 224,938
Ameris Bancorp
1,812 132,838
Associated Banc-Corp.
2,189 56,279
Atlantic Union Bankshares Corp.
1,580 55,758
Bancorp, Inc. (The) *
3,304 247,437
BankUnited, Inc.
2,616 99,827
Bar Harbor Bankshares
2,336 71,155
Beacon Financial Corp.
6,046 143,351
Carter Bankshares, Inc. *
2,090 40,567
Cathay General Bancorp
6,118 293,725
Central Pacific Financial Corp.
15,736 477,430
CNB Financial Corp.
8,648 209,282
Community Trust Bancorp, Inc.
5,113 286,072
ConnectOne Bancorp, Inc.
2,825 70,088
Customers Bancorp, Inc. *
6,801 444,581
Eagle Bancorp, Inc.
9,553 193,162
Enterprise Financial Services Corp.
1,345 77,983
Farmers National Banc Corp.
2,516 36,256
First Busey Corp.
11,988 277,522
First Business Financial Services,
Inc. 2,843 145,732
First Community Bankshares, Inc.
2,312 80,458
First Financial Corp.
13,265 748,677
First Merchants Corp.
4,786 180,432
First Mid Bancshares, Inc.
2,209 83,677
Flushing Financial Corp.
2,812 38,834
Fulton Financial Corp.
5,753 107,178
Great Southern Bancorp, Inc.
7,773 476,096
Hancock Whitney Corp.
2,585 161,847
Hanmi Financial Corp.
21,357 527,304

Schedule of Investments
September 30, 2025
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
9
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 9.9% (continued)
Heritage Commerce Corp.
17,381 172,593
Heritage Financial Corp.
1,745 42,211
Home Bancorp, Inc.
3,922 213,063
HomeTrust Bancshares, Inc.
3,361 137,599
Hope Bancorp, Inc.
20,831 224,350
Horizon Bancorp, Inc.
7,321 117,209
Independent Bank Corp.
7,972 246,933
International Bancshares Corp.
10,172 699,325
Mercantile Bank Corp.
4,280 192,600
Metropolitan Bank Holding Corp.
6,357 475,631
Midland States Bancorp, Inc.
15,371 263,459
NBT Bancorp, Inc.
2,515 105,026
Northfield Bancorp, Inc.
12,707 149,943
Northrim Bancorp, Inc.
6,672 144,515
Northwest Bancshares, Inc.
7,678 95,130
OceanFirst Financial Corp.
17,440 306,421
OFG Bancorp
3,824 166,306
Old Second Bancorp, Inc.
2,400 41,484
Orrstown Financial Services, Inc.
3,160 107,377
Pathward Financial, Inc.
2,767 204,786
Peapack-Gladstone Financial Corp.
8,407 232,033
Peoples Bancorp, Inc.
1,204 36,108
Provident Financial Services, Inc.
4,829 93,103
QCR Holdings, Inc.
474 35,853
Renasant Corp.
5,100 188,139
S&T Bancorp, Inc.
4,944 185,845
Shore Bancshares, Inc.
10,510 172,469
Simmons First National Corp., Class
A 2,726 52,257
SmartFinancial, Inc.
4,060 145,064
South Plains Financial, Inc.
1,369 52,912
Third Coast Bancshares, Inc. *
8,064 306,190
TrustCo Bank Corp.
5,633 204,478
UMB Financial Corp.
910 107,698
Univest Financial Corp.
12,927 388,068
Valley National Bancorp
21,204 224,762
Veritex Holdings, Inc.
3,360 112,661
WesBanco, Inc.
8,587 274,183
Westamerica Bancorp
1,618 80,884
13,259,619
Capital Markets - 1.0%
Acadian Asset Management, Inc.
4,263 205,306
Artisan Partners Asset Management,
Inc., Class A 2,898 125,773
Diamond Hill Investment Group, Inc.
961 134,550
Donnelley Financial Solutions, Inc. *
4,172 214,566
Piper Sandler Cos.
209 72,521
StoneX Group, Inc. *
4,477 451,819
Victory Capital Holdings, Inc., Class
A 1,963 127,124
Virtus Investment Partners, Inc.
373 70,881
1,402,540
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1.9%
Atlanticus Holdings Corp. *
970 56,823
Bread Financial Holdings, Inc.
12,187 679,669
Dave, Inc. *
511 101,868
Enova International, Inc. *
2,754 316,958
Green Dot Corp., Class A *
13,127 176,296
Oportun Financial Corp. *
32,370 199,723
OppFi, Inc.
24,445 276,962
PROG Holdings, Inc.
1,112 35,984
Regional Management Corp.
10,014 390,145
Upstart Holdings, Inc. *
572 29,057
World Acceptance Corp. *
1,745 295,149
2,558,634
Financial Services - 2.1%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 8,338 383,298
International Money Express, Inc. *
4,163 58,157
Jackson Financial, Inc., Class A
8,481 858,532
NCR Atleos Corp. *
7,988 314,008
NewtekOne, Inc.
10,412 119,218
Onity Group, Inc. *
2,328 93,027
Pagseguro Digital Ltd., Class A
(Brazil) 45,978 459,780
Paysafe Ltd. *
15,564 201,087
Priority Technology Holdings, Inc. *
26,220 180,131
Radian Group, Inc.
1,481 53,642
Sezzle, Inc. *
1,674 133,133
2,854,013
Insurance - 5.2%
American Coastal Insurance Corp.
12,239 139,402
Donegal Group, Inc., Class A
9,375 181,781
Employers Holdings, Inc.
13,872 589,283
Fidelis Insurance Holdings Ltd.
(United Kingdom) 34,922 633,834
Genworth Financial, Inc., Class A *
80,234 714,083
Greenlight Capital Re Ltd., Class A *
5,579 70,853
Hamilton Insurance Group Ltd.,
Class B * 8,019 198,871
HCI Group, Inc.
2,291 439,712
Heritage Insurance Holdings, Inc. *
15,545 391,423
Horace Mann Educators Corp.
6,336 286,197
Investors Title Co.
580 155,341
James River Group Holdings Ltd.
35,537 197,230
Mercury General Corp.
10,190 863,908
ProAssurance Corp. *
2,603 62,446
Root, Inc., Class A *
1,038 92,911
Safety Insurance Group, Inc.
3,884 274,560
Selective Insurance Group, Inc.
4,313 349,655
SiriusPoint Ltd. (Sweden) *
7,840 141,826
Skyward Specialty Insurance Group,
Inc. * 2,744 130,505
Stewart Information Services Corp.
3,042 223,040
United Fire Group, Inc.
3,449 104,919

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 5.2% (continued)
Universal Insurance Holdings, Inc.
25,761 677,514
6,919,294
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Arbor Realty Trust, Inc.
6,322 77,191
Blackstone Mortgage Trust, Inc.,
Class A 9,163 168,691
245,882
Total Financials 27,239,982
Health Care - 12.0%
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. *
12,195 260,241
ADMA Biologics, Inc. *
30,828 451,938
Agios Pharmaceuticals, Inc. *
4,545 182,436
Akero Therapeutics, Inc. *
1,243 59,018
Aldeyra Therapeutics, Inc. *
12,135 63,345
Alkermes plc *
31,888 956,640
Arcellx, Inc. *
542 44,498
Aurinia Pharmaceuticals, Inc.
(Canada) * 5,299 58,554
Bridgebio Pharma, Inc. *
3,634 188,750
CareDx, Inc. *
6,416 93,289
Catalyst Pharmaceuticals, Inc. *
51,253 1,009,684
Coherus Oncology, Inc. *
45,397 74,451
Emergent BioSolutions, Inc. *
44,160 389,491
GRAIL, Inc. *
3,513 207,724
Keros Therapeutics, Inc. *
8,146 128,870
Krystal Biotech, Inc. *
1,043 184,121
Kura Oncology, Inc. *
33,934 300,316
Madrigal Pharmaceuticals, Inc. *
549 251,804
Monte Rosa Therapeutics, Inc. *
35,714 264,641
Myriad Genetics, Inc. *
49,986 361,399
Novavax, Inc. *
33,877 293,714
Organogenesis Holdings, Inc., Class
A * 46,378 195,715
PDL BioPharma, Inc. (3)*
32,677 1,029
Precigen, Inc. *
8,534 28,077
Protagonist Therapeutics, Inc. *
1,159 76,992
PTC Therapeutics, Inc. *
11,750 721,097
Rhythm Pharmaceuticals, Inc. *
2,194 221,572
Rigel Pharmaceuticals, Inc. *
13,990 396,337
Scholar Rock Holding Corp. *
1,815 67,591
Stoke Therapeutics, Inc. *
12,666 297,651
TG Therapeutics, Inc. *
4,581 165,489
Travere Therapeutics, Inc. *
4,961 118,568
UroGen Pharma Ltd. *
3,640 72,618
Veracyte, Inc. *
1,680 57,674
Vericel Corp. *
1,151 36,222
8,281,556
Health Care Equipment & Supplies - 0.7%
Bioventus, Inc., Class A *
13,924 93,152
Embecta Corp.
6,067 85,605
Inogen, Inc. *
15,863 129,601
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 0.7% (continued)
Integer Holdings Corp. *
349 36,062
iRhythm Technologies, Inc. *
275 47,297
Lantheus Holdings, Inc. *
1,776 91,091
LeMaitre Vascular, Inc.
1,143 100,024
Tactile Systems Technology, Inc. *
23,272 322,084
904,916
Health Care Providers & Services - 2.6%
AdaptHealth Corp., Class A *
52,167 466,895
Alignment Healthcare, Inc. *
5,777 100,809
Community Health Systems, Inc. *
29,250 93,892
Concentra Group Holdings Parent,
Inc. 4,674 97,827
CorVel Corp. *
7,221 559,050
Cross Country Healthcare, Inc. *
1,198 17,011
DocGo, Inc. *
60,410 82,158
Ensign Group, Inc. (The)
3,439 594,156
GeneDx Holdings Corp. *
850 91,579
Hims & Hers Health, Inc. *
9,119 517,230
Owens & Minor, Inc. *
10,112 48,537
Pediatrix Medical Group, Inc. *
43,760 732,980
Select Medical Holdings Corp.
2,792 35,849
3,437,973
Health Care Technology - 0.4%
Teladoc Health, Inc. *
26,485 204,729
TruBridge, Inc. *
12,092 243,896
Waystar Holding Corp. *
4,571 173,332
621,957
Life Sciences Tools & Services - 0.2%
Niagen Bioscience, Inc. *
26,864 250,641
Quanterix Corp. *
8,176 44,396
295,037
Pharmaceuticals - 1.9%
Amneal Pharmaceuticals, Inc. *
60,740 608,007
Amphastar Pharmaceuticals, Inc. *
1,565 41,707
Collegium Pharmaceutical, Inc. *
6,143 214,944
CorMedix, Inc. *
11,625 135,199
Harmony Biosciences Holdings,
Inc. * 9,292 256,087
Innoviva, Inc. *
10,755 196,279
Pacira BioSciences, Inc. *
16,513 425,540
Phibro Animal Health Corp., Class A
6,843 276,868
Prestige Consumer Healthcare,
Inc. * 567 35,381
SIGA Technologies, Inc.
32,691 299,123
Supernus Pharmaceuticals, Inc. *
1,151 55,006
2,544,141
Total Health Care 16,085,580

Schedule of Investments
September 30, 2025
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
11
(Continued)
INVESTMENTS SHARES VALUE ($)
Industrials - 16.8%
Aerospace & Defense - 1.9%
AAR Corp. *
1,965 176,202
AeroVironment, Inc. *
687 216,329
Archer Aviation, Inc., Class A *
26,952 258,200
Astronics Corp. *
1,040 47,434
Byrna Technologies, Inc. *
9,822 217,656
Ducommun, Inc. *
1,921 184,666
Intuitive Machines, Inc. *
11,754 123,652
Kratos Defense & Security
Solutions, Inc. * 5,904 539,448
Moog, Inc., Class A
1,353 280,977
National Presto Industries, Inc.
997 111,814
V2X, Inc. *
6,121 355,569
2,511,947
Air Freight & Logistics - 0.1%
Hub Group, Inc., Class A 4,758 163,865
Building Products - 0.9%
Apogee Enterprises, Inc.
5,518 240,419
Insteel Industries, Inc.
2,902 111,263
UFP Industries, Inc.
9,180 858,238
1,209,920
Commercial Services & Supplies - 0.9%
ACCO Brands Corp.
30,248 120,690
Deluxe Corp.
4,580 88,669
Ennis, Inc.
7,300 133,444
GEO Group, Inc. (The) *
5,381 110,257
Healthcare Services Group, Inc. *
8,733 146,976
Interface, Inc., Class A
14,577 421,858
Pitney Bowes, Inc.
4,199 47,911
Quad/Graphics, Inc.
5,514 34,518
Steelcase, Inc., Class A
3,741 64,345
UniFirst Corp.
213 35,611
1,204,279
Construction & Engineering - 3.8%
Argan, Inc.
5,100 1,377,255
Dycom Industries, Inc. *
514 149,965
Fluor Corp. *
19,846 834,921
Granite Construction, Inc.
341 37,391
IES Holdings, Inc. *
560 222,684
Limbach Holdings, Inc. *
524 50,891
Matrix Service Co. *
3,626 47,428
MYR Group, Inc. *
1,745 363,012
NWPX Infrastructure, Inc. *
1,325 70,132
Primoris Services Corp.
3,276 449,893
Sterling Infrastructure, Inc. *
2,322 788,737
Tutor Perini Corp. *
9,994 655,507
5,047,816
Electrical Equipment - 2.4%
American Superconductor Corp. *
1,847 109,693
Amprius Technologies, Inc. *
37,564 395,173
Array Technologies, Inc. *
7,265 59,210
Atkore, Inc.
5,558 348,709
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 2.4% (continued)
Bloom Energy Corp., Class A *
2,489 210,495
EnerSys
2,157 243,655
Enovix Corp. *
3,167 31,575
LSI Industries, Inc.
2,101 49,605
Net Power, Inc. *
16,816 50,616
NEXTracker, Inc., Class A *
6,663 492,995
NuScale Power Corp. *
11,605 417,780
Powell Industries, Inc.
936 285,302
Power Solutions International, Inc. *
2,091 205,378
Preformed Line Products Co.
548 107,490
Shoals Technologies Group, Inc.,
Class A * 17,901 132,647
Vicor Corp. *
3,106 154,430
3,294,753
Ground Transportation - 0.3%
ArcBest Corp.
1,552 108,438
Covenant Logistics Group, Inc.,
Class A 11,178 242,116
350,554
Machinery - 2.6%
Atmus Filtration Technologies, Inc.
803 36,207
Blue Bird Corp. *
9,145 526,295
Chart Industries, Inc. *
1,908 381,886
Enpro, Inc.
175 39,550
Federal Signal Corp.
2,937 349,474
Greenbrier Cos., Inc. (The)
2,463 113,717
Hyster-Yale, Inc.
3,114 114,782
Luxfer Holdings plc (United
Kingdom) 2,803 38,962
Manitowoc Co., Inc. (The) *
24,053 240,770
Mayville Engineering Co., Inc. *
5,167 71,098
Mueller Water Products, Inc., Class
A 3,235 82,557
Proto Labs, Inc. *
1,767 88,403
REV Group, Inc.
19,643 1,113,169
SPX Technologies, Inc. *
197 36,796
Standex International Corp.
367 77,767
Wabash National Corp.
3,331 32,877
Watts Water Technologies, Inc.,
Class A 628 175,388
Worthington Enterprises, Inc.
570 31,629
3,551,327
Marine Transportation - 0.3%
Costamare, Inc. (Monaco)
28,971 345,045
Safe Bulkers, Inc. (Monaco)
17,135 76,079
421,124
Passenger Airlines - 0.7%
Joby Aviation, Inc. *
2,749 44,369
SkyWest, Inc. *
4,766 479,555
Strata Critical Medical, Inc. *
33,000 166,980
Sun Country Airlines Holdings, Inc. *
25,080 296,195
987,099

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.8%
Barrett Business Services, Inc.
8,892 394,093
CSG Systems International, Inc.
749 48,221
Heidrick & Struggles International,
Inc. 8,548 425,434
IBEX Holdings Ltd. *
3,675 148,911
Kelly Services, Inc., Class A
29,466 386,594
Kforce, Inc.
5,911 177,212
Legalzoom.com, Inc. *
12,639 131,193
Mistras Group, Inc. *
4,238 41,702
Planet Labs PBC *
6,492 84,266
Resolute Holdings Management,
Inc. * 4,044 291,774
TTEC Holdings, Inc. *
9,584 32,202
Willdan Group, Inc. *
1,646 159,152
WNS Holdings Ltd. (United
Kingdom) * 690 52,626
2,373,380
Trading Companies & Distributors - 1.1%
BlueLinx Holdings, Inc. *
1,328 97,050
Boise Cascade Co.
7,362 569,230
DNOW, Inc. *
16,409 250,237
DXP Enterprises, Inc. *
1,041 123,952
Herc Holdings, Inc.
285 33,248
Hudson Technologies, Inc. *
8,642 85,815
Rush Enterprises, Inc., Class A
5,480 293,016
1,452,548
Total Industrials 22,568,612
Information Technology - 20.3%
Communications Equipment - 1.9%
Applied Optoelectronics, Inc. *
1,585 41,099
Aviat Networks, Inc. *
4,423 101,419
BK Technologies Corp. *
1,543 130,353
Calix, Inc. *
1,124 68,980
CommScope Holding Co., Inc. *
41,146 636,940
Digi International, Inc. *
2,149 78,353
Extreme Networks, Inc. *
6,882 142,113
NETGEAR, Inc. *
25,000 809,750
NetScout Systems, Inc. *
8,380 216,455
Viasat, Inc. *
12,786 374,630
2,600,092
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries, Inc.
836 142,237
Arlo Technologies, Inc. *
30,729 520,857
Bel Fuse, Inc., Class B
726 102,381
Belden, Inc.
1,229 147,812
Benchmark Electronics, Inc.
5,586 215,340
Climb Global Solutions, Inc.
303 40,857
Daktronics, Inc. *
22,394 468,482
ePlus, Inc.
6,394 454,038
Fabrinet (Thailand) *
2,096 764,244
Insight Enterprises, Inc. *
5,484 621,940
Kimball Electronics, Inc. *
13,928 415,890
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 4.9%
(continued)
M-Tron Industries, Inc. *
824 45,715
nLight, Inc. *
1,305 38,667
Ouster, Inc. *
5,488 148,450
PC Connection, Inc.
6,496 402,687
Plexus Corp. *
566 81,895
Sanmina Corp. *
10,460 1,204,051
ScanSource, Inc. *
10,363 455,868
TTM Technologies, Inc. *
5,053 291,053
6,562,464
IT Services - 0.1%
Hackett Group, Inc. (The) 9,556 181,659
Semiconductors & Semiconductor Equipment - 4.1%
ACM Research, Inc., Class A *
9,507 372,009
Alpha & Omega Semiconductor
Ltd. * 3,972 111,057
Ambarella, Inc. *
1,925 158,851
Axcelis Technologies, Inc. *
608 59,365
Credo Technology Group Holding
Ltd. * 7,167 1,043,587
Diodes, Inc. *
1,152 61,298
FormFactor, Inc. *
2,213 80,598
Kopin Corp. *
43,175 104,915
Navitas Semiconductor Corp. *
14,105 101,838
NVE Corp.
723 47,190
Penguin Solutions, Inc. *
11,638 305,847
Photronics, Inc. *
23,311 534,988
Rambus, Inc. *
8,091 843,082
Rigetti Computing, Inc. *
18,681 556,507
Semtech Corp. *
4,283 306,020
Silicon Laboratories, Inc. *
761 99,790
SiTime Corp. *
839 252,799
SkyWater Technology, Inc. *
4,968 92,703
Synaptics, Inc. *
2,510 171,533
Ultra Clean Holdings, Inc. *
6,944 189,224
5,493,201
Software - 7.5%
8x8, Inc. *
119,034 252,352
A10 Networks, Inc.
2,120 38,478
ACI Worldwide, Inc. *
8,704 459,310
Adeia, Inc.
11,411 191,705
Amplitude, Inc., Class A *
3,237 34,701
Arteris, Inc. *
6,268 63,307
AvePoint, Inc. *
3,293 49,428
Cerence, Inc. *
20,987 261,498
Cipher Mining, Inc. *
4,920 61,943
Cleanspark, Inc. *
13,483 195,503
Clear Secure, Inc., Class A
17,489 583,783
Commvault Systems, Inc. *
3,374 636,944
Consensus Cloud Solutions, Inc. *
24,795 728,229
Core Scientific, Inc. *
11,912 213,701
Daily Journal Corp. *
500 232,570
Digital Turbine, Inc. *
29,430 188,352
D-Wave Quantum, Inc. (Canada) *
27,811 687,210

Schedule of Investments
September 30, 2025
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
13
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 7.5% (continued)
Five9, Inc. *
4,889 118,314
Freshworks, Inc., Class A *
5,413 63,711
InterDigital, Inc.
3,849 1,328,790
Life360, Inc. *
818 86,953
LiveRamp Holdings, Inc. *
4,112 111,600
MARA Holdings, Inc. *
7,066 129,025
Mitek Systems, Inc. *
8,063 78,775
OneSpan, Inc.
15,139 240,559
Ooma, Inc. *
3,003 36,006
Pagaya Technologies Ltd., Class A *
8,327 247,229
PagerDuty, Inc. *
7,153 118,168
Porch Group, Inc. *
16,157 271,114
Progress Software Corp. *
5,680 249,522
Q2 Holdings, Inc. *
436 31,562
Qualys, Inc. *
4,956 655,827
Sapiens International Corp. NV
(Israel) 1,250 53,750
SoundHound AI, Inc. *
21,414 344,337
SPS Commerce, Inc. *
3,897 405,834
Varonis Systems, Inc., Class B *
647 37,183
Verint Systems, Inc. *
2,783 56,356
Workiva, Inc. *
2,781 239,388
Xperi, Inc. *
10,631 68,889
Zeta Global Holdings Corp., Class
A * 8,754 173,942
10,025,848
Technology Hardware, Storage & Peripherals - 1.8%
CompoSecure, Inc., Class A *
30,398 632,886
Corsair Gaming, Inc. *
4,729 42,183
CPI Card Group, Inc. *
3,824 57,895
Diebold Nixdorf, Inc. *
5,074 289,370
Eastman Kodak Co. *
12,987 83,247
Immersion Corp.
6,647 48,789
IonQ, Inc. *
13,407 824,531
Quantum Computing, Inc. *
9,749 179,479
Turtle Beach Corp. *
9,973 158,571
Xerox Holdings Corp.
22,128 83,201
2,400,152
Total Information Technology 27,263,416
Materials - 2.5%
Chemicals - 0.2%
AdvanSix, Inc.
4,923 95,408
Cabot Corp.
1,859 141,377
Koppers Holdings, Inc.
1,299 36,372
273,157
Construction Materials - 0.2%
Knife River Corp. *
2,158 165,885
United States Lime & Minerals, Inc.
421 55,383
221,268
Containers & Packaging - 0.0% †
Myers Industries, Inc. 2,290 38,792
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.1%
Alpha Metallurgical Resources, Inc.
* 1,585 260,083
Coeur Mining, Inc. *
27,868 522,804
Commercial Metals Co.
12,709 727,972
Constellium SE, Class A *
16,570 246,562
Hecla Mining Co.
8,884 107,496
Metallus, Inc. *
6,794 112,305
Olympic Steel, Inc.
4,270 130,021
Ryerson Holding Corp.
7,379 168,684
SSR Mining, Inc. (Canada) *
13,903 339,511
SunCoke Energy, Inc.
16,546 135,015
2,750,453
Total Materials 3,283,670
Real Estate - 0.9%
Health Care REITs - 0.3%
American Healthcare REIT, Inc.,
REIT 10,691 449,129
Office REITs - 0.2%
NET Lease Office Properties, REIT 6,779 201,065
Real Estate Management & Development - 0.4%
Forestar Group, Inc. *
10,063 267,575
RE/MAX Holdings, Inc., Class A *
22,756 214,589
482,164
Retail REITs - 0.0% †
SITE Centers Corp., REIT 3,957 35,653
Total Real Estate 1,168,011
Utilities - 0.6%
Electric Utilities - 0.5%
Oklo, Inc. *
3,227 360,230
TXNM Energy, Inc.
4,036 228,236
588,466
Multi-Utilities - 0.1%
Northwestern Energy Group, Inc. 2,797 163,932
Total Utilities 752,398
TOTAL COMMON STOCKS
(Cost $79,141,995) 125,979,925
SHORT-TERM INVESTMENTS - 5.6%
INVESTMENT COMPANIES - 5.6%
Limited Purpose Cash Investment
Fund, 4.13% (a)
(Cost $7,510,321) 7,512,936 7,511,434
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $86,652,316) 133,491,359
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 541,657
NET ASSETS - 100.0% 134,033,016

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,782,411 3 .6%
Consumer Discretionary 13,139,071 9 .8
Consumer Staples 5,014,520 3 .7
Energy 4,682,254 3 .5
Financials 27,239,982 20 .3
Health Care 16,085,580 12 .0
Industrials 22,568,612 16 .8
Information Technology 27,263,416 20 .3
Materials 3,283,670 2 .5
Real Estate 1,168,011 0 .9
Utilities 752,398 0 .6
Investment Companies 7,511,434 5 .6
Total Investments In Securities
At Value 133,491,359 99 .6
Other Assets in Excess of
Liabilities ‡ 541,657 0 .4
Net Assets
$ 134,033,016 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 50 12/2025 USD $ 6,138,750 $ 26,025
Net unrealized appreciation $ 26,025
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 446,286 $ 446,286

Schedule of Investments
September 30, 2025
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2025
15
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.9%
Australia - 5.8%
Aristocrat Leisure Ltd. 110,751 5,127,049
BHP Group Ltd. 372,078 10,394,081
BlueScope Steel Ltd. 386,597 5,807,029
Brambles Ltd. 228,202 3,744,261
Fortescue Ltd. 621,527 7,697,269
REA Group Ltd. 5,220 798,233
Rio Tinto Ltd. 8,995 725,565
Tabcorp Holdings Ltd. 57,040 38,737
Telstra Group Ltd. 1,160,321 3,699,248
Wesfarmers Ltd. 75,906 4,617,615
42,649,087
Belgium - 1.0%
Ageas SA/NV 50,510 3,503,189
Groupe Bruxelles Lambert NV 1,467 131,515
KBC Group NV 1,805 216,309
UCB SA 11,574 3,230,708
7,081,721
Brazil - 0.6%
Wheaton Precious Metals Corp. (1) 36,790 4,117,033
Canada - 11.3%
Agnico Eagle Mines Ltd. (1) 28,627 4,821,563
AltaGas Ltd. (1) 15,154 466,914
ARC Resources Ltd. (1) 206,456 3,765,074
Bank of Nova Scotia (The) (1) 25,211 1,630,192
Canadian Imperial Bank of
Commerce (1) 3,612 288,633
CCL Industries, Inc., Class B (1) 4,615 260,114
Celestica, Inc. (1)* 3,625 892,041
CGI, Inc. (1) 27,366 2,437,515
Descartes Systems Group, Inc.
(The) (1)* 9,795 922,280
Dollarama, Inc. (1) 14,320 1,888,548
Empire Co. Ltd., Class A (1) 125,017 4,487,030
Fairfax Financial Holdings Ltd. (1) 5,504 9,629,330
George Weston Ltd. (1) 34,902 2,128,929
Great-West Lifeco, Inc. (1) 6,006 243,744
iA Financial Corp., Inc. (1) 22,811 2,593,508
Imperial Oil Ltd. (1) 59,544 5,399,050
Intact Financial Corp. (1) 7,051 1,371,847
Kinross Gold Corp. (1) 344,126 8,540,714
Loblaw Cos. Ltd. (1) 112,372 4,346,472
Manulife Financial Corp. (1) 213,943 6,665,638
Metro, Inc., Class A (1) 3,144 211,159
National Bank of Canada (1) 1,919 203,841
Onex Corp. (1) 4,373 388,030
Open Text Corp. (1) 93,351 3,489,343
Power Corp. of Canada (1) 5,259 227,561
Royal Bank of Canada (1) 23,203 3,419,846
Shopify, Inc., Class A (1)* 15,299 2,272,919
Stantec, Inc. (1) 5,133 553,576
Suncor Energy, Inc. (1) 205,167 8,585,849
Thomson Reuters Corp. (1) 11,351 1,762,557
83,893,817
INVESTMENTS SHARES VALUE ($)
China - 1.6%
BOC Hong Kong Holdings Ltd. 332,000 1,555,345
Prosus NV 141,305 9,992,390
SITC International Holdings Co.
Ltd. (1) 98,000 377,294
11,925,029
Denmark - 2.4%
AP Moller - Maersk A/S, Class B 3,908 7,682,253
Danske Bank A/S 28,361 1,211,428
Genmab A/S * 11,898 3,671,107
Pandora A/S 20,848 2,725,822
ROCKWOOL A/S, Class B 63,940 2,383,772
17,674,382
Finland - 1.0%
Elisa OYJ 15,955 837,450
Fortum OYJ 11,887 225,623
Nokia OYJ 124,892 600,581
Nordea Bank Abp 78,085 1,285,574
Wartsila OYJ Abp 156,900 4,706,166
7,655,394
France - 7.8%
AXA SA 118,661 5,690,390
BNP Paribas SA 64,665 5,914,442
Cie de Saint-Gobain SA 48,118 5,213,661
Credit Agricole SA 418,443 8,245,870
Dassault Aviation SA 5,041 1,698,177
Eiffage SA 16,907 2,166,089
Engie SA 36,370 781,829
Ipsen SA 15,664 2,103,304
Orange SA 422,673 6,856,168
Publicis Groupe SA 45,257 4,355,230
Societe Generale SA 128,095 8,528,093
Sodexo SA 11,989 756,437
Teleperformance SE 21,327 1,592,986
Thales SA 6,342 2,004,797
TotalEnergies SE 9,526 580,216
Unibail-Rodamco-Westfield, REIT * 4,856 511,408
56,999,097
Germany - 8.6%
Allianz SE (Registered) 5,066 2,131,401
Commerzbank AG 205,442 7,778,449
Deutsche Bank AG (Registered) 300,935 10,657,852
Deutsche Boerse AG 5,597 1,498,827
Deutsche Lufthansa AG (Registered) 122,886 1,042,957
Deutsche Telekom AG (Registered) 240,972 8,209,788
Fresenius SE & Co. KGaA 12,270 685,715
Hannover Rueck SE 2,264 683,182
Heidelberg Materials AG 3,572 807,435
Knorr-Bremse AG 10,681 1,004,962
LEG Immobilien SE 4,426 352,742
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,521 4,163,490
Rheinmetall AG 3,108 7,270,144
RWE AG 18,330 815,295
SAP SE 37,080 9,928,810
Siemens Energy AG * 3,772 443,508

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 8.6% (continued)
Talanx AG 40,087 5,344,694
62,819,251
Hong Kong - 1.4%
HKT Trust & HKT Ltd. 144,000 212,907
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,833,689
Link, REIT 39,000 200,382
Power Assets Holdings Ltd. 74,000 468,393
Swire Pacific Ltd., Class A (1) 25,000 211,868
WH Group Ltd. (a) 7,000,500 7,581,199
10,508,438
Italy - 3.2%
Banco BPM SpA 39,063 586,277
Generali 5,453 214,303
Leonardo SpA 152,699 9,770,702
Poste Italiane SpA (a) 12,801 304,293
UniCredit SpA 132,375 10,073,091
Unipol Assicurazioni SpA 100,532 2,161,195
23,109,861
Japan - 19.4%
Advantest Corp. 71,200 7,044,725
Aisin Corp. 76,300 1,317,712
Bandai Namco Holdings, Inc. 18,900 628,832
Bridgestone Corp. 39,600 1,830,239
Capcom Co. Ltd. 18,500 502,294
Chugai Pharmaceutical Co. Ltd. 118,600 5,258,073
Daito Trust Construction Co. Ltd. 123,000 2,698,774
Denso Corp. 17,700 254,733
Fujitsu Ltd. 87,600 2,054,950
Hitachi Ltd. 39,000 1,033,230
Honda Motor Co. Ltd. 100,900 1,041,220
Hoya Corp. 46,400 6,415,745
Idemitsu Kosan Co. Ltd. 473,100 3,236,757
Inpex Corp. 208,700 3,757,785
ITOCHU Corp. 105,100 5,980,021
Japan Post Insurance Co. Ltd. 143,800 4,075,442
Japan Tobacco, Inc. 35,000 1,147,897
Kawasaki Kisen Kaisha Ltd. 167,100 2,375,974
Komatsu Ltd. 9,300 323,986
Konami Group Corp. 27,100 3,909,499
M3, Inc. 12,400 200,735
Makita Corp. 61,100 1,980,337
Marubeni Corp. 68,100 1,699,246
Mitsubishi Electric Corp. 121,300 3,115,438
MonotaRO Co. Ltd. 150,300 2,182,169
MS&AD Insurance Group Holdings,
Inc. 157,500 3,566,736
Murata Manufacturing Co. Ltd. 21,600 410,056
Nexon Co. Ltd. 222,800 4,889,479
Nintendo Co. Ltd. 61,000 5,277,674
Nippon Steel Corp. 712,500 2,934,604
Nippon Yusen KK 236,000 8,053,536
Nitto Denko Corp. 90,800 2,152,391
Nomura Holdings, Inc. 609,000 4,463,163
Obayashi Corp. 120,600 1,979,470
Oracle Corp. Japan 2,000 204,206
Otsuka Corp. 47,400 989,437
INVESTMENTS SHARES VALUE ($)
Japan - 19.4% (continued)
Panasonic Holdings Corp. 359,000 3,896,621
Renesas Electronics Corp. 38,500 442,950
SCREEN Holdings Co. Ltd. 39,300 3,561,059
Shionogi & Co. Ltd. 107,600 1,895,897
SMC Corp. 9,600 2,967,285
Sompo Holdings, Inc. 16,200 500,832
Sony Financial Group, Inc. (1)* 143,400 159,026
Sony Group Corp. 143,400 4,122,277
Subaru Corp. 427,300 8,708,077
Sumitomo Corp. 11,300 326,943
Sumitomo Electric Industries Ltd. 57,900 1,647,490
Suzuki Motor Corp. 306,400 4,460,842
Tokyo Electron Ltd. 10,600 1,879,030
TOPPAN Holdings, Inc. 8,000 204,976
Toyota Tsusho Corp. 190,500 5,273,483
Trend Micro, Inc. 45,500 2,490,341
Yokogawa Electric Corp. 7,600 218,109
ZOZO, Inc. 132,900 1,221,172
142,962,975
Luxembourg - 0.9%
ArcelorMittal SA 176,734 6,375,841
Netherlands - 3.8%
ABN AMRO Bank NV, CVA (a) 119,201 3,823,915
ASML Holding NV 3,429 3,343,916
ING Groep NV 109,319 2,865,880
Koninklijke Ahold Delhaize NV 211,536 8,559,699
NN Group NV 72,939 5,143,477
Wolters Kluwer NV 29,903 4,081,757
27,818,644
Singapore - 0.6%
CapitaLand Integrated Commercial
Trust, REIT 156,096 277,218
Genting Singapore Ltd. 2,094,600 1,194,131
Singapore Airlines Ltd. 258,000 1,304,296
Singapore Technologies Engineering
Ltd. 207,800 1,387,591
4,163,236
South Korea - 0.1%
Delivery Hero SE *(a) 16,156 463,909
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA 188,810 3,638,299
Banco Santander SA 1,097,671 11,519,309
CaixaBank SA 299,173 3,159,840
Endesa SA (1) 10,115 323,133
Repsol SA 104,717 1,862,101
20,502,682
Sweden - 3.3%
Alfa Laval AB 4,527 206,727
Atlas Copco AB, Class B 42,828 644,453
Boliden AB * 14,610 596,356
Essity AB, Class B 29,557 772,594
Evolution AB (a) 31,569 2,598,884
Hexagon AB, Class B 24,590 293,436
Investor AB, Class B 44,280 1,386,156
Saab AB, Class B 131,347 8,070,252

Schedule of Investments
September 30, 2025
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
17
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.3% (continued)
SKF AB, Class B 191,684 4,767,412
Svenska Handelsbanken AB, Class
A 16,287 212,507
Swedish Orphan Biovitrum AB * 13,198 403,440
Telefonaktiebolaget LM Ericsson,
Class B 67,988 563,349
Volvo AB, Class B 120,441 3,463,595
23,979,161
Switzerland - 2.6%
ABB Ltd. (Registered) 169,301 12,251,184
Helvetia Holding AG (Registered) 850 208,879
Sandoz Group AG 21,490 1,281,722
Schindler Holding AG 7,093 2,697,300
Zurich Insurance Group AG 3,792 2,710,458
19,149,543
United Kingdom - 10.7%
3i Group plc 30,804 1,698,008
BAE Systems plc 239,239 6,659,560
Barclays plc 2,137,328 10,997,249
British American Tobacco plc 52,898 2,813,502
BT Group plc 1,879,479 4,835,331
Centrica plc 2,805,736 6,300,534
HSBC Holdings plc 96,317 1,359,333
Imperial Brands plc 24,800 1,053,540
International Consolidated Airlines
Group SA 301,627 1,578,550
Kingfisher plc 57,557 239,769
Lloyds Banking Group plc 751,673 850,582
London Stock Exchange Group plc 14,143 1,621,963
NatWest Group plc 1,439,387 10,166,899
Rolls-Royce Holdings plc 823,568 13,238,249
Standard Chartered plc 336,133 6,523,523
Tesco plc 805,457 4,827,660
Unilever plc 15,031 888,462
Vodafone Group plc 2,142,209 2,491,183
78,143,897
United States - 7.0%
Amrize Ltd. * 14,221 695,348
GSK plc 212,104 4,554,293
Holcim AG 14,221 1,213,401
James Hardie Industries plc,
CHESS * 12,915 239,695
Novartis AG (Registered) 130,894 16,830,139
Roche Holding AG 44,516 14,823,095
Sanofi SA 59,354 5,620,462
Shell plc 191,540 6,826,685
Swiss Re AG 1,183 219,715
51,022,833
TOTAL COMMON STOCKS
(Cost $463,880,239) 703,015,831
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment
Fund, 4.13% (1)(b)
(Cost $27,687,382) 27,698,418 27,692,878
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $491,567,621) 730,708,709
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 2,011,452
NET ASSETS - 100.0% 732,720,161
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 46,874,483 6 .4%
Consumer Discretionary 58,772,506 8 .0
Consumer Staples 38,818,143 5 .3
Energy 34,013,516 4 .6
Financials 191,246,262 26 .1
Health Care 66,974,436 9 .1
Industrials 151,476,750 20 .7
Information Technology 44,039,052 6 .0
Materials 57,378,439 7 .8
Real Estate 4,040,523 0 .6
Utilities 9,381,721 1 .3
Investment Companies 27,692,878 3 .8
Total Investments In Securities
At Value 730,708,709 99 .7
Other Assets in Excess of
Liabilities ‡ 2,011,452 0 .3
Net Assets
$ 732,720,161 100 .0%

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2025
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $14,772,200 of investments in securities, which represents 2.02% of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 171 12/2025 USD $ 23,814,315 $ 102,751
Net unrealized appreciation $ 102,751
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 702,813 $ 702,813

Schedule of Investments
September 30, 2025
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2025
19
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.5%
Brazil - 2.9%
Banco do Brasil SA (1) 1,805,100 7,492,068
BB Seguridade Participacoes SA (1) 26,800 167,480
Embraer SA, ADR (1) 119,898 7,247,834
Telefonica Brasil SA (1) 156,160 999,647
TIM SA (1) 217,900 962,121
16,869,150
Chile - 0.7%
Banco de Credito e Inversiones SA 3,863 170,695
Cencosud SA 805,426 2,292,252
Enel Chile SA, ADR (1) 62,924 244,774
Falabella SA (1) 85,523 507,038
Latam Airlines Group SA 37,895,307 860,923
4,075,682
China - 30.3%
AAC Technologies Holdings, Inc. 76,000 446,297
Agricultural Bank of China Ltd.,
Class A 577,700 540,474
Alibaba Group Holding Ltd. 888,604 19,872,843
Anhui Conch Cement Co. Ltd.,
Class A 51,723 168,678
Autohome, Inc., ADR (1) 77,541 2,213,796
Baidu, Inc., Class A * 14,400 238,096
Bank of Beijing Co. Ltd., Class A 535,278 413,836
Bank of China Ltd., Class A 573,300 416,647
Bank of China Ltd., Class H 3,488,000 1,906,565
Bank of Communications Co. Ltd.,
Class A 366,400 345,603
Bank of Communications Co. Ltd.,
Class H 533,000 446,603
Bank of Ningbo Co. Ltd., Class A 55,900 207,418
Bank of Shanghai Co. Ltd., Class
A (1) 214,111 269,135
Baoshan Iron & Steel Co. Ltd., Class
A 688,322 683,438
BOE Technology Group Co. Ltd.,
Class A 1,583,900 926,046
BYD Co. Ltd., Class A 68,100 1,048,840
China CITIC Bank Corp. Ltd., Class
H 6,779,000 5,820,895
China Communications Services
Corp. Ltd., Class H 1,878,000 1,108,895
China Construction Bank Corp.,
Class H 11,988,000 11,498,486
China Everbright Bank Co. Ltd.,
Class A 505,900 238,741
China Everbright Bank Co. Ltd.,
Class H (1) 702,000 292,276
China Galaxy Securities Co. Ltd.,
Class H 1,026,000 1,554,877
China Hongqiao Group Ltd. 1,645,500 5,573,036
China Merchants Bank Co. Ltd.,
Class A 103,158 585,810
China Merchants Securities Co. Ltd.,
Class A 225,800 543,760
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 126,400 180,652
INVESTMENTS SHARES VALUE ($)
China - 30.3% (continued)
China Minsheng Banking Corp. Ltd.,
Class A 333,155 186,175
China Minsheng Banking Corp. Ltd.,
Class H 2,145,000 1,132,072
China National Building Material Co.
Ltd., Class H 1,208,000 855,968
China Overseas Land & Investment
Ltd. 287,500 529,484
China Pacific Insurance Group Co.
Ltd., Class A 59,300 292,841
China Petroleum & Chemical Corp.,
Class A 446,400 331,578
China Resources Land Ltd. 558,000 2,174,802
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 824,295
China Taiping Insurance Holdings
Co. Ltd. 2,367,200 4,627,252
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 289,772
China Vanke Co. Ltd., Class A * 175,300 169,802
China Yangtze Power Co. Ltd.,
Class A 93,300 356,785
CITIC Ltd. 3,897,000 5,708,004
CITIC Securities Co. Ltd., Class A 143,965 605,567
Far East Horizon Ltd. (1) 1,655,000 1,461,054
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 34,567 189,454
Geely Automobile Holdings Ltd. (1) 1,732,000 4,351,172
Guotai Haitong Securities Co. Ltd.,
Class A 197,224 523,247
Haier Smart Home Co. Ltd., Class A 212,400 756,684
Hansoh Pharmaceutical Group Co.
Ltd. (a) 142,000 658,727
Huatai Securities Co. Ltd., Class A 128,200 392,655
Huatai Securities Co. Ltd., Class
H (a) 371,600 979,624
Huaxia Bank Co. Ltd., Class A 273,900 253,030
Industrial & Commercial Bank of
China Ltd., Class A 329,800 337,864
Industrial & Commercial Bank of
China Ltd., Class H 1,300,000 957,249
Industrial Bank Co. Ltd., Class A 145,390 405,115
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 570,711
JD.com, Inc., Class A 242,200 4,243,468
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 1,382,489
Kingsoft Corp. Ltd. 1,315,000 5,834,951
Kuaishou Technology (a) 116,100 1,255,721
Kunlun Energy Co. Ltd. 2,084,000 1,861,378
Kweichow Moutai Co. Ltd., Class A 5,500 1,116,269
Lenovo Group Ltd. 810,000 1,200,250
Luxshare Precision Industry Co.
Ltd., Class A 167,407 1,527,060
Luzhou Laojiao Co. Ltd., Class A 17,500 324,547
NARI Technology Co. Ltd., Class A 250,249 807,513
NetEase, Inc. 201,900 6,132,180
New China Life Insurance Co. Ltd.,
Class A 36,300 312,631

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 30.3% (continued)
New China Life Insurance Co. Ltd.,
Class H 718,700 4,256,595
People's Insurance Co. Group of
China Ltd. (The), Class H 2,953,000 2,583,411
PetroChina Co. Ltd., Class A 421,600 476,591
PICC Property & Casualty Co. Ltd.,
Class H 2,018,000 4,552,313
Ping An Bank Co. Ltd., Class A 151,385 240,941
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 378,242
Poly Developments and Holdings
Group Co. Ltd., Class A 151,800 167,752
Pop Mart International Group Ltd.
(a) 192,600 6,596,904
SAIC Motor Corp. Ltd., Class A 130,000 312,905
Sany Heavy Industry Co. Ltd., Class
A 166,900 544,991
Shanghai Pudong Development
Bank Co. Ltd., Class A 145,263 242,919
Shenwan Hongyuan Group Co. Ltd.,
Class A 354,200 265,520
Sinotruk Hong Kong Ltd. 1,696,500 5,002,706
Sunny Optical Technology Group
Co. Ltd. 23,300 270,260
Tencent Holdings Ltd. 324,400 27,641,995
Wuliangye Yibin Co. Ltd., Class A 22,782 389,016
WuXi AppTec Co. Ltd., Class H (a) 25,300 387,094
Wuxi Biologics Cayman, Inc. *(a) 218,500 1,153,792
Xiaomi Corp., Class B *(a) 1,321,400 9,183,660
Zhejiang Leapmotor Technology Co.
Ltd., Class H *(a) 23,500 200,490
Zhongsheng Group Holdings Ltd. 55,000 102,781
178,412,061
Hong Kong - 0.2%
Orient Overseas International Ltd. 65,500 1,061,761
Hungary - 0.1%
OTP Bank Nyrt. 7,468 646,007
India - 13.8%
Apollo Hospitals Enterprise Ltd. 2,543 212,355
Axis Bank Ltd., GDR (b) 8,881 568,183
Bajaj Holdings & Investment Ltd. 2,987 412,049
Bank of Baroda 1,626,937 4,737,353
Bharat Electronics Ltd. 662,219 3,014,314
Bharti Airtel Ltd. 32,045 677,735
BSE Ltd. 142,566 3,270,458
Canara Bank 4,873,890 6,791,860
Cipla Ltd. 46,564 790,009
Coal India Ltd. 998,060 4,385,505
DLF Ltd. 44,240 355,495
HCL Technologies Ltd. 194,398 3,034,833
HDFC Asset Management Co. Ltd.
(a) 17,588 1,095,729
HDFC Bank Ltd. 88,058 943,692
Hindalco Industries Ltd. 395,548 3,394,618
Hindustan Aeronautics Ltd. (b) 126,474 6,758,525
Indus Towers Ltd. * 647,195 2,498,897
Info Edge India Ltd. 12,188 179,812
Infosys Ltd., ADR (1) 278,480 4,530,870
INVESTMENTS SHARES VALUE ($)
India - 13.8% (continued)
InterGlobe Aviation Ltd. (a) 73,870 4,643,961
ITC Ltd. 177,680 803,184
Larsen & Toubro Ltd., GDR (b) 14,876 617,389
Lodha Developers Ltd. (a) 17,053 218,141
Muthoot Finance Ltd. 22,601 781,568
NTPC Ltd. 820,487 3,146,312
Oil & Natural Gas Corp. Ltd. 1,568,693 4,228,184
Oil India Ltd. 35,914 167,259
Oracle Financial Services Software
Ltd. 13,529 1,280,904
Page Industries Ltd. 546 250,080
Power Finance Corp. Ltd. 487,657 2,251,942
Power Grid Corp. of India Ltd. 721,895 2,277,536
Punjab National Bank 1,061,916 1,349,395
REC Ltd. 307,398 1,289,521
Reliance Industries Ltd., GDR (a) 5,457 333,337
State Bank of India, GDR (b) 3,533 347,636
Suzlon Energy Ltd. * 629,217 389,706
Tata Consultancy Services Ltd. 22,849 743,720
Tech Mahindra Ltd. 34,568 545,974
Union Bank of India Ltd. 1,635,855 2,550,584
Varun Beverages Ltd. 166,720 832,848
Vedanta Ltd. 809,777 4,250,375
Wipro Ltd. 143,482 387,110
81,338,958
Indonesia - 2.1%
Alamtri Resources Indonesia Tbk.
PT 13,961,200 1,417,295
Astra International Tbk. PT 16,317,800 5,659,042
Indofood Sukses Makmur Tbk. PT 352,600 152,990
United Tractors Tbk. PT 3,022,000 4,859,708
12,089,035
Malaysia - 0.2%
RHB Bank Bhd. 939,054 1,472,162
Mexico - 1.9%
Alfa SAB de CV, Class A (1) 2,118,690 1,698,330
Arca Continental SAB de CV (1) 114,678 1,202,417
Controladora Alpek SAB de CV (1)* 56,490 9,346
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (1) 2,163 224,671
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 5,615 1,815,498
Grupo Financiero Banorte SAB de
CV, Class O (1) 461,508 4,648,975
Grupo Mexico SAB de CV, Series
B (1) 51,618 450,183
Industrias Penoles SAB de CV (1)* 29,100 1,300,590
11,350,010
Philippines - 0.2%
International Container Terminal
Services, Inc. 124,804 1,012,149
Poland - 1.6%
Bank Polska Kasa Opieki SA 51,475 2,480,753
ORLEN SA 96,897 2,308,753
PGE Polska Grupa Energetyczna
SA * 816,993 2,415,549

Schedule of Investments
September 30, 2025
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
21
(Continued)
INVESTMENTS SHARES VALUE ($)
Poland - 1.6% (continued)
Powszechna Kasa Oszczednosci
Bank Polski SA 85,094 1,653,435
Powszechny Zaklad Ubezpieczen
SA 34,858 522,006
9,380,496
Russia - 0.0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
GMK Norilskiy Nickel PAO, ADR (3)* 2 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC (3)* 3,717 –
PhosAgro PJSC, GDR (3)*(b) 72 –
Polyus PJSC (3)* 12,910 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PAO (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2.3%
Arab National Bank 178,216 1,174,812
Elm Co. (1) 11,212 2,677,283
Etihad Etisalat Co. (1) 310,632 5,595,219
Riyad Bank 48,875 354,383
Saudi Arabian Mining Co. * 66,543 1,135,755
Saudi Telecom Co. 207,170 2,436,139
13,373,591
South Africa - 3.5%
Absa Group Ltd. 119,663 1,255,787
Exxaro Resources Ltd. (1) 6,113 63,778
Gold Fields Ltd., ADR (1) 143,709 6,030,031
Harmony Gold Mining Co. Ltd., ADR
(1) 296,301 5,377,863
Nedbank Group Ltd. (1) 124,588 1,540,216
Old Mutual Ltd. 469,381 362,688
Sibanye Stillwater Ltd. * 1,444,447 4,085,696
Standard Bank Group Ltd. 120,379 1,646,914
20,362,973
South Korea - 11.1%
DB Insurance Co. Ltd. 63,663 6,291,683
Doosan Bobcat, Inc. 7,986 315,945
Hana Financial Group, Inc. 91,800 5,707,661
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 4,623 1,354,630
HMM Co. Ltd. 21,025 301,296
Hyundai Glovis Co. Ltd. 9,053 1,067,988
Hyundai Rotem Co. Ltd. 1,956 305,764
Industrial Bank of Korea 280,445 3,891,175
KB Financial Group, Inc. 10,762 888,251
Kia Corp. 53,980 3,874,517
Korea Investment Holdings Co. Ltd. 21,724 2,246,762
LG Uplus Corp. 11,488 125,656
Samsung Electronics Co. Ltd. 232,599 13,944,386
INVESTMENTS SHARES VALUE ($)
South Korea - 11.1% (continued)
Shinhan Financial Group Co. Ltd. 23,819 1,200,905
SK Hynix, Inc. 57,581 14,274,214
SK Square Co. Ltd. * 16,829 2,424,045
Woori Financial Group, Inc. 392,969 7,277,453
65,492,331
Taiwan - 18.4%
Accton Technology Corp. 78,960 2,730,532
Alchip Technologies Ltd. 3,000 344,625
ASE Technology Holding Co. Ltd. 61,840 337,670
Asustek Computer, Inc. 23,000 508,122
Compal Electronics, Inc. 1,386,560 1,481,291
Delta Electronics, Inc. 133,000 3,746,624
Evergreen Marine Corp. Taiwan Ltd. 1,171,000 6,896,873
Fubon Financial Holding Co. Ltd. 200,900 583,321
Hon Hai Precision Industry Co. Ltd. 512,760 3,661,180
International Games System Co.
Ltd. 156,000 4,039,300
MediaTek, Inc. 158,980 6,894,923
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,538,900 66,846,477
United Microelectronics Corp. 2,100,580 3,159,979
Wan Hai Lines Ltd. 171,000 417,934
Yang Ming Marine Transport Corp. 2,722,000 4,747,732
Zhen Ding Technology Holding Ltd. 312,000 1,706,240
108,102,823
Thailand - 1.8%
Delta Electronics Thailand PCL,
NVDR 189,100 928,231
Kasikornbank PCL, NVDR 508,300 2,629,113
Krung Thai Bank PCL, NVDR 7,078,300 5,415,610
SCB X PCL, NVDR 473,300 1,877,737
10,850,691
Turkiye - 0.4%
Akbank TAS 107,162 161,941
Turk Hava Yollari AO 274,448 2,081,180
2,243,121
United Arab Emirates - 0.9%
Aldar Properties PJSC 216,781 559,961
Dubai Islamic Bank PJSC 110,098 287,152
Emaar Properties PJSC (1) 418,516 1,486,948
Emirates NBD Bank PJSC (1) 461,167 3,050,967
First Abu Dhabi Bank PJSC (1) 36,959 157,373
5,542,401
United Kingdom - 0.6%
Anglogold Ashanti plc 47,011 3,282,495
United States - 0.5%
JBS NV, BDR (1)* 146,581 2,192,002
JBS NV, Class A (1)* 47,089 703,039
2,895,041
TOTAL COMMON STOCKS
(Cost $382,782,169) 549,852,938

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2025
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 1.3%
Brazil - 1.3%
Banco Bradesco SA (Preference) (1) 1,930,300 6,415,897
Cia Energetica de Minas Gerais
(Preference) (1) 728,920 1,527,072
TOTAL PREFERRED STOCKS
(Cost $6,058,259)                                                     7,942,969
SHORT-TERM INVESTMENTS - 5.3%
INVESTMENT COMPANIES - 5.3%
Limited Purpose Cash Investment
Fund, 4.13% (1)(c)
(Cost $31,465,123) 31,476,854 31,470,558
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $420,305,551) 589,266,465
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% ‡ (340,320)
NET ASSETS - 100.0% 588,926,145
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 60,831,265 10 .3%
Consumer Discretionary 42,407,494 7 .2
Consumer Staples 12,467,060 2 .1
Energy 18,571,988 3 .2
Financials 150,128,796 25 .5
Health Care 4,584,466 0 .8
Industrials 67,215,563 11 .4
Information Technology 147,318,761 25 .0
Materials 36,598,071 6 .2
Real Estate 5,843,037 1 .1
Utilities 11,829,406 2 .0
Investment Companies 31,470,558 5 .3
Total Investments In Securities
At Value 589,266,465 100 .1
Liabilities in Excess of Other
Assets ‡ (340,320) ( 0 .1 )
Net Assets
$ 588,926,145 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $26,707,180 of investments in securities, which represents 4.53% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2025 amounted to $8,291,733 of investments in securities, which represents 1.41% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 407 12/2025 USD $ 27,669,895 $ 190,411
Net unrealized appreciation $ 190,411
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 693,385 $ 693,385

Schedule of Investments
September 30, 2025
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2025
23
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.1%
Communication Services - 12.0%
Diversified Telecommunication Services - 1.0%
AST SpaceMobile, Inc. *
18,014 884,127
AT&T, Inc.
211,494 5,972,591
6,856,718
Entertainment - 3.6%
Electronic Arts, Inc.
6,096 1,229,563
Liberty Media Corp.-Liberty Live,
Class C * 4,637 449,650
Netflix, Inc. *
9,127 10,942,543
ROBLOX Corp., Class A *
18,896 2,617,474
Spotify Technology SA *
6,873 4,797,354
Take-Two Interactive Software, Inc. *
2,448 632,465
Walt Disney Co. (The)
13,061 1,495,484
Warner Bros Discovery, Inc. *
60,969 1,190,725
23,355,258
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A
45,332 11,020,209
Meta Platforms, Inc., Class A
41,956 30,811,647
Reddit, Inc., Class A *
6,538 1,503,675
43,335,531
Media - 0.3%
Fox Corp., Class A 30,837 1,944,581
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. 14,229 3,406,138
Total Communication Services 78,898,226
Consumer Discretionary - 10.1%
Automobile Components - 0.1%
QuantumScape Corp. * 45,395 559,266
Automobiles - 2.9%
Tesla, Inc. * 42,946 19,098,945
Broadline Retail - 1.2%
Amazon.com, Inc. *
31,811 6,984,741
Coupang, Inc. (South Korea) *
7,635 245,847
eBay, Inc.
7,392 672,303
7,902,891
Diversified Consumer Services - 0.1%
Duolingo, Inc., Class A * 1,629 524,277
Hotels, Restaurants & Leisure - 2.3%
Aramark
9,846 378,086
Booking Holdings, Inc.
432 2,332,485
Carnival Corp. *
27,031 781,466
Chipotle Mexican Grill, Inc., Class
A * 59,398 2,327,808
Domino's Pizza, Inc.
1,642 708,868
DoorDash, Inc., Class A *
7,813 2,125,058
Dutch Bros, Inc., Class A *
9,977 522,196
Expedia Group, Inc.
830 177,412
McDonald's Corp.
1,564 475,284
Royal Caribbean Cruises Ltd.
14,740 4,769,569
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 2.3% (continued)
Starbucks Corp.
2,633 222,752
14,820,984
Household Durables - 0.6%
Garmin Ltd.
12,279 3,023,335
Somnigroup International, Inc.
14,032 1,183,319
4,206,654
Specialty Retail - 2.6%
AutoNation, Inc. *
11,403 2,494,634
Carvana Co., Class A *
6,946 2,620,309
Dick's Sporting Goods, Inc.
7,473 1,660,650
Home Depot, Inc. (The)
6,141 2,488,272
Lowe's Cos., Inc.
5,244 1,317,870
O'Reilly Automotive, Inc. *
18,960 2,044,077
Penske Automotive Group, Inc.
5,891 1,024,504
Ross Stores, Inc.
2,920 444,979
TJX Cos., Inc. (The)
5,956 860,880
Tractor Supply Co.
22,325 1,269,623
Williams-Sonoma, Inc.
5,622 1,098,820
17,324,618
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports, Inc. (Finland) *
31,667 1,100,428
Deckers Outdoor Corp. *
1,916 194,225
Tapestry, Inc.
5,302 600,293
1,894,946
Total Consumer Discretionary 66,332,581
Consumer Staples - 4.7%
Beverages - 0.3%
Constellation Brands, Inc., Class A
4,147 558,476
Monster Beverage Corp. *
21,254 1,430,607
1,989,083
Consumer Staples Distribution & Retail - 3.2%
Casey's General Stores, Inc.
2,884 1,630,383
Costco Wholesale Corp.
6,245 5,780,559
Walmart, Inc.
133,199 13,727,489
21,138,431
Food Products - 0.1%
Pilgrim's Pride Corp. 8,011 326,208
Tobacco - 1.1%
Altria Group, Inc.
36,364 2,402,206
Philip Morris International, Inc.
29,411 4,770,464
7,172,670
Total Consumer Staples 30,626,392
Energy - 1.8%
Energy Equipment & Services - 0.2%
TechnipFMC plc (United Kingdom) 39,850 1,572,083

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.
4,455 1,046,836
Diamondback Energy, Inc.
3,302 472,516
DT Midstream, Inc.
6,682 755,467
EQT Corp.
6,318 343,889
Exxon Mobil Corp.
1,918 216,255
Marathon Petroleum Corp.
10,106 1,947,830
Occidental Petroleum Corp.
4,478 211,585
Targa Resources Corp.
32,374 5,423,940
10,418,318
Total Energy 11,990,401
Financials - 17.5%
Banks - 6.1%
Bank of America Corp.
72,544 3,742,545
Citigroup, Inc.
51,766 5,254,249
Citizens Financial Group, Inc.
45,548 2,421,332
Commerce Bancshares, Inc.
7,527 449,814
East West Bancorp, Inc.
8,433 897,693
Fifth Third Bancorp
6,228 277,457
First Citizens BancShares, Inc.,
Class A 233 416,874
First Horizon Corp.
63,769 1,441,817
JPMorgan Chase & Co.
53,419 16,849,955
KeyCorp
11,409 213,234
M&T Bank Corp.
7,660 1,513,769
Synovus Financial Corp.
9,861 483,978
Wells Fargo & Co.
58,801 4,928,700
Western Alliance Bancorp
3,140 272,301
Wintrust Financial Corp.
1,608 212,964
Zions Bancorp NA
8,637 488,681
39,865,363
Capital Markets - 5.7%
Ameriprise Financial, Inc.
6,911 3,395,029
Bank of New York Mellon Corp.
(The) 20,843 2,271,053
Blackrock, Inc.
365 425,542
Charles Schwab Corp. (The)
2,406 229,701
CME Group, Inc.
4,233 1,143,714
Coinbase Global, Inc., Class A *
2,631 887,936
FactSet Research Systems, Inc.
1,562 447,497
Goldman Sachs Group, Inc. (The)
6,199 4,936,574
Interactive Brokers Group, Inc.,
Class A 18,132 1,247,663
Intercontinental Exchange, Inc.
4,335 730,361
Jefferies Financial Group, Inc.
24,961 1,632,949
LPL Financial Holdings, Inc.
10,982 3,653,601
Moody's Corp.
2,295 1,093,522
Morgan Stanley
31,752 5,047,298
MSCI, Inc., Class A
3,987 2,262,264
Nasdaq, Inc.
11,442 1,012,045
Robinhood Markets, Inc., Class A *
31,455 4,503,727
S&P Global, Inc.
3,044 1,481,545
INVESTMENTS SHARES VALUE ($)
Capital Markets - 5.7% (continued)
Virtu Financial, Inc., Class A
24,845 881,997
37,284,018
Consumer Finance - 1.0%
American Express Co.
5,135 1,705,642
Capital One Financial Corp.
9,202 1,956,161
OneMain Holdings, Inc.
11,245 634,893
SLM Corp.
10,899 301,684
SoFi Technologies, Inc. *
46,124 1,218,596
Synchrony Financial
15,749 1,118,966
6,935,942
Financial Services - 2.8%
Affirm Holdings, Inc., Class A *
17,652 1,290,008
Apollo Global Management, Inc.
2,848 379,553
Berkshire Hathaway, Inc., Class B *
7,668 3,855,010
Corebridge Financial, Inc.
5,636 180,634
Equitable Holdings, Inc.
18,138 921,048
Fiserv, Inc. *
6,637 855,708
Mastercard, Inc., Class A
9,549 5,431,567
Toast, Inc., Class A *
9,007 328,846
Visa, Inc., Class A
14,695 5,016,579
18,258,953
Insurance - 1.9%
Allstate Corp. (The)
2,862 614,328
American International Group, Inc.
17,195 1,350,495
Arch Capital Group Ltd.
6,086 552,183
Arthur J Gallagher & Co.
7,060 2,186,765
Assured Guaranty Ltd.
21,907 1,854,428
Axis Capital Holdings Ltd.
5,500 526,900
Globe Life, Inc.
2,572 367,719
Lincoln National Corp.
15,597 629,027
Progressive Corp. (The)
14,432 3,563,982
Unum Group
8,377 651,563
12,297,390
Total Financials 114,641,666
Health Care - 5.6%
Biotechnology - 1.6%
AbbVie, Inc.
18,995 4,398,102
Alnylam Pharmaceuticals, Inc. *
2,779 1,267,224
Exelixis, Inc. *
12,472 515,093
Gilead Sciences, Inc.
8,563 950,493
Insmed, Inc. *
2,283 328,775
Natera, Inc. *
8,640 1,390,781
United Therapeutics Corp. *
4,751 1,991,667
10,842,135
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. *
17,375 1,696,321
Dexcom, Inc. *
4,031 271,246
Edwards Lifesciences Corp. *
5,160 401,293
Hologic, Inc. *
7,943 536,073
IDEXX Laboratories, Inc. *
3,637 2,323,643
Insulet Corp. *
1,096 338,368

Schedule of Investments
September 30, 2025
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
25
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.2% (continued)
Intuitive Surgical, Inc. *
3,924 1,754,931
Stryker Corp.
1,647 608,847
7,930,722
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.
2,021 317,216
CVS Health Corp.
12,908 973,134
Elevance Health, Inc.
3,564 1,151,600
HCA Healthcare, Inc.
3,101 1,321,646
McKesson Corp.
2,935 2,267,405
Molina Healthcare, Inc. *
1,627 311,343
UnitedHealth Group, Inc.
3,855 1,331,131
7,673,475
Health Care Technology - 0.5%
Doximity, Inc., Class A *
10,845 793,312
Veeva Systems, Inc., Class A *
9,078 2,704,427
3,497,739
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. 5,257 2,549,750
Pharmaceuticals - 0.7%
Corcept Therapeutics, Inc. *
6,980 580,108
Eli Lilly & Co.
4,218 3,218,334
Zoetis, Inc., Class A
5,483 802,272
4,600,714
Total Health Care 37,094,535
Industrials - 12.8%
Aerospace & Defense - 4.1%
Axon Enterprise, Inc. *
2,995 2,149,332
BWX Technologies, Inc.
2,935 541,126
Curtiss-Wright Corp.
5,358 2,909,073
GE Aerospace
28,239 8,494,856
Howmet Aerospace, Inc.
17,600 3,453,648
Lockheed Martin Corp.
5,283 2,637,326
Northrop Grumman Corp.
5,286 3,220,866
Rocket Lab Corp. *
20,641 988,910
RTX Corp.
8,750 1,464,137
TransDigm Group, Inc.
838 1,104,501
26,963,775
Building Products - 1.0%
A O Smith Corp.
4,045 296,944
Trane Technologies plc
14,545 6,137,408
6,434,352
Commercial Services & Supplies - 1.1%
Cintas Corp.
23,096 4,740,685
Clean Harbors, Inc. *
802 186,240
Copart, Inc. *
34,720 1,561,358
Rollins, Inc.
14,763 867,179
7,355,462
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.0%
AECOM
8,308 1,083,945
EMCOR Group, Inc.
2,495 1,620,602
Quanta Services, Inc.
9,317 3,861,151
6,565,698
Electrical Equipment - 0.8%
Eaton Corp. plc
6,837 2,558,747
GE Vernova, Inc.
4,449 2,735,690
5,294,437
Ground Transportation - 0.7%
JB Hunt Transport Services, Inc.
2,681 359,710
Lyft, Inc., Class A *
11,851 260,840
Norfolk Southern Corp.
1,831 550,051
Old Dominion Freight Line, Inc.
9,440 1,328,963
Uber Technologies, Inc. *
21,694 2,125,361
4,624,925
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 5,345 1,125,123
Machinery - 2.1%
Allison Transmission Holdings, Inc.
24,508 2,080,239
Caterpillar, Inc.
4,750 2,266,462
Deere & Co.
4,046 1,850,074
Esab Corp.
1,705 190,517
Illinois Tool Works, Inc.
6,540 1,705,370
PACCAR, Inc.
6,399 629,150
Parker-Hannifin Corp.
4,198 3,182,714
Westinghouse Air Brake
Technologies Corp. 6,146 1,232,089
Xylem, Inc.
3,586 528,935
13,665,550
Passenger Airlines - 0.4%
Alaska Air Group, Inc. *
6,250 311,125
United Airlines Holdings, Inc. *
20,923 2,019,070
2,330,195
Professional Services - 0.4%
Automatic Data Processing, Inc.
3,597 1,055,719
Booz Allen Hamilton Holding Corp.,
Class A 8,867 886,257
Verisk Analytics, Inc., Class A
4,134 1,039,742
2,981,718
Trading Companies & Distributors - 1.0%
Fastenal Co.
28,056 1,375,866
United Rentals, Inc.
2,557 2,441,066
Watsco, Inc.
3,619 1,463,162
WW Grainger, Inc.
1,471 1,401,804
6,681,898
Total Industrials 84,023,133

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 27.3%
Communications Equipment - 1.2%
Arista Networks, Inc. *
27,190 3,961,855
Ciena Corp. *
2,702 393,601
Lumentum Holdings, Inc. *
3,144 511,560
Ubiquiti, Inc.
4,147 2,739,425
7,606,441
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A
26,448 3,272,940
Jabil, Inc.
8,553 1,857,455
TD SYNNEX Corp.
8,495 1,391,056
Zebra Technologies Corp., Class A *
1,545 459,112
6,980,563
IT Services - 1.5%
Accenture plc, Class A (Ireland)
1,073 264,602
Cloudflare, Inc., Class A *
9,855 2,114,785
International Business Machines
Corp. 11,802 3,330,052
Kyndryl Holdings, Inc. *
34,881 1,047,476
Snowflake, Inc., Class A *
7,014 1,582,008
Twilio, Inc., Class A *
4,579 458,312
VeriSign, Inc.
4,493 1,256,108
10,053,343
Semiconductors & Semiconductor Equipment - 11.3%
Analog Devices, Inc.
2,424 595,577
Applied Materials, Inc.
3,864 791,115
Astera Labs, Inc. *
6,211 1,216,114
Broadcom, Inc.
80,502 26,558,415
KLA Corp.
2,232 2,407,435
NVIDIA Corp.
220,605 41,160,481
Texas Instruments, Inc.
6,524 1,198,654
73,927,791
Software - 11.8%
Adobe, Inc. *
969 341,815
AppLovin Corp., Class A *
8,987 6,457,519
Atlassian Corp., Class A *
1,197 191,161
Aurora Innovation, Inc. *
65,445 352,749
Autodesk, Inc. *
3,076 977,153
Cadence Design Systems, Inc. *
4,122 1,447,894
Crowdstrike Holdings, Inc., Class A *
1,629 798,829
Docusign, Inc., Class A *
3,879 279,637
Fair Isaac Corp. *
1,353 2,024,805
Fortinet, Inc. *
13,258 1,114,733
Guidewire Software, Inc. *
1,911 439,262
Intuit, Inc.
2,897 1,978,390
Microsoft Corp.
60,878 31,531,760
Nutanix, Inc., Class A *
9,273 689,818
Oracle Corp.
33,560 9,438,414
Palantir Technologies, Inc., Class A *
50,144 9,147,268
Palo Alto Networks, Inc. *
6,438 1,310,906
Pegasystems, Inc.
3,186 183,195
Rubrik, Inc., Class A *
7,892 649,117
Salesforce, Inc.
2,432 576,384
INVESTMENTS SHARES VALUE ($)
Software - 11.8% (continued)
ServiceNow, Inc. *
4,353 4,005,979
Strategy, Inc., Class A *
5,705 1,838,208
Synopsys, Inc. *
2,591 1,278,374
Unity Software, Inc. *
18,395 736,536
77,789,906
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
8,006 2,038,568
NetApp, Inc.
5,567 659,467
2,698,035
Total Information Technology 179,056,079
Materials - 1.0%
Chemicals - 0.4%
Element Solutions, Inc.
11,386 286,586
Sherwin-Williams Co. (The)
6,123 2,120,150
2,406,736
Containers & Packaging - 0.2%
Avery Dennison Corp.
4,365 707,872
Packaging Corp. of America
3,115 678,852
1,386,724
Metals & Mining - 0.4%
MP Materials Corp. *
11,360 761,915
Reliance, Inc.
3,454 969,987
Steel Dynamics, Inc.
6,772 944,220
2,676,122
Total Materials 6,469,582
Real Estate - 1.3%
Health Care REITs - 0.7%
Omega Healthcare Investors, Inc.,
REIT 6,984 294,864
Ventas, Inc., REIT
11,543 807,895
Welltower, Inc., REIT
18,634 3,319,461
4,422,220
Office REITs - 0.1%
Vornado Realty Trust, REIT 18,583 753,169
Real Estate Management & Development - 0.3%
CoStar Group, Inc. *
20,700 1,746,459
Zillow Group, Inc., Class C *
2,565 197,633
1,944,092
Specialized REITs - 0.2%
American Tower Corp., REIT
2,010 386,563
Digital Realty Trust, Inc., REIT
3,200 553,216
Iron Mountain, Inc., REIT
5,659 576,879
1,516,658
Total Real Estate 8,636,139

Schedule of Investments
September 30, 2025
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
27
(Continued)
INVESTMENTS SHARES VALUE ($)
Utilities - 2.0%
Electric Utilities - 0.7%
Constellation Energy Corp.
4,804 1,580,852
Entergy Corp.
14,312 1,333,735
NRG Energy, Inc.
11,354 1,838,781
4,753,368
Gas Utilities - 0.4%
Atmos Energy Corp.
5,400 922,050
National Fuel Gas Co.
11,629 1,074,171
UGI Corp.
20,052 666,929
2,663,150
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp. *
590 250,974
Vistra Corp.
16,206 3,175,080
3,426,054
Multi-Utilities - 0.4%
Dominion Energy, Inc.
26,627 1,628,773
NiSource, Inc.
14,920 646,036
2,274,809
Total Utilities 13,117,381
TOTAL COMMON STOCKS
(Cost $294,730,584) 630,886,115
SHORT-TERM INVESTMENTS - 3.7%
INVESTMENT COMPANIES - 3.7%
Limited Purpose Cash Investment
Fund, 4.13% (a)
(Cost $24,199,566) 24,206,821 24,201,979
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $318,930,150) 655,088,094
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 1,078,766
NET ASSETS - 100.0% 656,166,860
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 78,898,226 12 .0%
Consumer Discretionary 66,332,581 10 .1
Consumer Staples 30,626,392 4 .7
Energy 11,990,401 1 .8
Financials 114,641,666 17 .5
Health Care 37,094,535 5 .6
Industrials 84,023,133 12 .8
Information Technology 179,056,079 27 .3
Materials 6,469,582 1 .0
Real Estate 8,636,139 1 .3
Utilities 13,117,381 2 .0
Investment Companies 24,201,979 3 .7
Total Investments In Securities
At Value 655,088,094 99 .8
Other Assets in Excess of
Liabilities ‡ 1,078,766 0 .2
Net Assets
$ 656,166,860 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 52 12/2025 USD $ 17,520,750 $ 181,859
Net unrealized appreciation $ 181,859

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 1,081,708 $ 1,081,708

Schedule of Investments
September 30, 2025
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | September 2025
29
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.3%
Globalstar, Inc. *
4,201 152,874
IDT Corp., Class B
4,799 251,036
403,910
Entertainment - 0.4%
Cinemark Holdings, Inc.
5,046 141,389
CuriosityStream, Inc.
20,074 106,392
IMAX Corp. *
8,097 265,177
512,958
Interactive Media & Services - 0.6%
Arena Group Holdings, Inc. (The) *
11,269 61,642
Cargurus, Inc., Class A *
5,348 199,106
EverQuote, Inc., Class A *
3,230 73,870
fuboTV, Inc. *
40,682 168,830
Grindr, Inc. (Singapore) *
13,267 199,270
Rumble, Inc. *
15,710 113,740
TripAdvisor, Inc. *
2,562 41,658
Webtoon Entertainment, Inc. (South
Korea) * 1,833 35,579
893,695
Media - 1.2%
Altice USA, Inc., Class A *
14,292 34,444
EchoStar Corp., Class A *
12,636 964,885
EW Scripps Co. (The), Class A *
16,639 40,932
iHeartMedia, Inc., Class A *
39,570 113,566
Magnite, Inc. *
10,221 222,613
TEGNA, Inc.
14,780 300,477
1,676,917
Wireless Telecommunication Services - 0.3%
Gogo, Inc. *
8,457 72,646
Telephone and Data Systems, Inc.
7,660 300,578
373,224
Total Communication Services 3,860,704
Consumer Discretionary - 8.8%
Automobile Components - 1.0%
Cooper-Standard Holdings, Inc. *
3,702 136,715
Dorman Products, Inc. *
1,354 211,061
Garrett Motion, Inc. (Switzerland)
7,581 103,253
Modine Manufacturing Co. *
2,242 318,723
Motorcar Parts of America, Inc. *
7,246 119,849
Patrick Industries, Inc.
1,809 187,105
Solid Power, Inc. *
24,180 83,905
Strattec Security Corp. *
1,438 97,870
1,258,481
Diversified Consumer Services - 2.5%
Adtalem Global Education, Inc. *
3,434 530,381
American Public Education, Inc. *
6,358 250,950
Carriage Services, Inc., Class A
4,474 199,272
Coursera, Inc. *
9,445 110,601
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 2.5% (continued)
Frontdoor, Inc. *
6,422 432,136
Graham Holdings Co., Class B
140 164,823
Laureate Education, Inc., Class A *
14,919 470,545
Lincoln Educational Services Corp. *
5,524 129,814
OneSpaWorld Holdings Ltd.
(Bahamas) 5,840 123,458
Perdoceo Education Corp.
4,519 170,186
Stride, Inc. *
3,602 536,482
Universal Technical Institute, Inc. *
6,821 222,024
3,340,672
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. *
3,564 451,488
Cheesecake Factory, Inc. (The)
2,138 116,820
Kura Sushi USA, Inc., Class A *
797 47,350
Life Time Group Holdings, Inc. *
7,616 210,202
Lindblad Expeditions Holdings, Inc. *
6,333 81,062
Potbelly Corp. *
6,817 116,162
Red Rock Resorts, Inc., Class A
792 48,359
Rush Street Interactive, Inc. *
26,339 539,423
Serve Robotics, Inc. *
5,056 58,801
Shake Shack, Inc., Class A *
991 92,767
Super Group SGHC Ltd. (Guernsey)
20,403 269,320
2,031,754
Household Durables - 0.5%
Cavco Industries, Inc. *
215 124,857
Green Brick Partners, Inc. *
6,031 445,450
M/I Homes, Inc. *
921 133,029
703,336
Leisure Products - 0.6%
Acushnet Holdings Corp.
5,770 452,887
Latham Group, Inc. *
5,560 42,312
Peloton Interactive, Inc., Class A *
34,211 307,899
803,098
Specialty Retail - 2.5%
Abercrombie & Fitch Co., Class A *
554 47,395
Advance Auto Parts, Inc.
2,811 172,595
Asbury Automotive Group, Inc. *
1,031 252,028
Barnes & Noble Education, Inc. *
4,734 47,103
Boot Barn Holdings, Inc. *
736 121,970
Buckle, Inc. (The)
5,156 302,451
Build-A-Bear Workshop, Inc.
4,543 296,249
Citi Trends, Inc. *
1,944 60,322
EVgo, Inc. *
17,128 81,015
Group 1 Automotive, Inc.
778 340,383
National Vision Holdings, Inc. *
5,880 171,637
Petco Health & Wellness Co., Inc.,
Class A * 15,906 61,556
RealReal, Inc. (The) *
16,917 179,828
Revolve Group, Inc. *
1,605 34,187
Signet Jewelers Ltd.
1,657 158,940
Sonic Automotive, Inc., Class A
4,482 341,035
Stitch Fix, Inc., Class A *
9,775 42,521

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.5% (continued)
ThredUp, Inc., Class A *
19,931 188,348
Urban Outfitters, Inc. *
4,429 316,364
Warby Parker, Inc., Class A *
7,466 205,912
3,421,839
Textiles, Apparel & Luxury Goods - 0.2%
Kontoor Brands, Inc.
1,217 97,080
Wolverine World Wide, Inc.
7,479 205,224
302,304
Total Consumer Discretionary 11,861,484
Consumer Staples - 2.0%
Beverages - 0.3%
National Beverage Corp. *
4,442 163,999
Vita Coco Co., Inc. (The) *
2,258 95,897
Zevia PBC, Class A *
32,731 89,028
348,924
Consumer Staples Distribution & Retail - 0.6%
Chefs' Warehouse, Inc. (The) *
2,580 150,491
Natural Grocers by Vitamin Cottage,
Inc. 5,902 236,080
PriceSmart, Inc.
1,882 228,080
United Natural Foods, Inc. *
5,577 209,807
824,458
Food Products - 0.5%
Alico, Inc.
3,525 122,177
Cal-Maine Foods, Inc.
2,944 277,030
Fresh Del Monte Produce, Inc.
3,034 105,340
Lifeway Foods, Inc. *
2,837 78,755
Seneca Foods Corp., Class A *
451 48,681
Vital Farms, Inc. *
1,992 81,971
713,954
Household Products - 0.1%
Central Garden & Pet Co., Class A *
1,915 56,550
Oil-Dri Corp. of America
1,642 100,228
156,778
Personal Care Products - 0.2%
Beauty Health Co. (The) *
16,312 32,461
Honest Co., Inc. (The) *
27,250 100,280
Lifevantage Corp.
3,820 37,168
Nu Skin Enterprises, Inc., Class A
3,151 38,411
208,320
Tobacco - 0.3%
Turning Point Brands, Inc. 3,969 392,375
Total Consumer Staples 2,644,809
Energy - 3.5%
Energy Equipment & Services - 1.1%
Archrock, Inc.
16,883 444,192
Aris Water Solutions, Inc., Class A
6,963 171,707
Forum Energy Technologies, Inc. *
3,162 84,457
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.1% (continued)
Kodiak Gas Services, Inc.
2,614 96,640
Natural Gas Services Group, Inc.
1,422 39,802
Solaris Energy Infrastructure, Inc.
8,169 326,515
Tidewater, Inc. *
5,770 307,714
1,471,027
Oil, Gas & Consumable Fuels - 2.4%
Centrus Energy Corp., Class A *
1,794 556,266
CNX Resources Corp. *
4,997 160,504
Core Natural Resources, Inc.
3,499 292,096
Delek US Holdings, Inc.
3,810 122,949
Dorian LPG Ltd.
3,343 99,621
Energy Fuels, Inc. *
12,279 188,483
Excelerate Energy, Inc., Class A
1,588 40,002
Gevo, Inc. *
57,151 112,016
Golar LNG Ltd. (Cameroon)
2,105 85,063
Gulfport Energy Corp. *
1,193 215,909
International Seaways, Inc.
3,203 147,594
Lightbridge Corp. *
4,472 94,851
NextDecade Corp. *
8,726 59,250
Northern Oil & Gas, Inc.
5,616 139,277
Par Pacific Holdings, Inc. *
1,148 40,662
PBF Energy, Inc., Class A
3,284 99,078
PrimeEnergy Resources Corp. *
243 40,588
Sable Offshore Corp. *
7,647 133,517
Scorpio Tankers, Inc. (Monaco)
2,063 115,631
Uranium Energy Corp. *
35,854 478,292
3,221,649
Total Energy 4,692,676
Financials - 15.7%
Banks - 7.6%
Ameris Bancorp
1,499 109,892
Axos Financial, Inc. *
3,332 282,054
BancFirst Corp.
1,407 177,915
Bancorp, Inc. (The) *
8,913 667,495
Bank of Marin Bancorp
6,174 149,905
BankUnited, Inc.
5,924 226,060
Bar Harbor Bankshares
1,198 36,491
BayCom Corp.
2,734 78,603
Bridgewater Bancshares, Inc. *
3,108 54,701
Cadence Bank
1,026 38,516
Capital Bancorp, Inc.
2,699 86,098
Capital City Bank Group, Inc.
3,432 143,423
Capitol Federal Financial, Inc.
15,629 99,244
Carter Bankshares, Inc. *
2,052 39,829
Central Pacific Financial Corp.
7,750 235,135
Civista Bancshares, Inc.
2,545 51,689
Coastal Financial Corp. *
4,390 474,866
Colony Bankcorp, Inc.
4,087 69,520
Customers Bancorp, Inc. *
689 45,040
Dime Community Bancshares, Inc.
1,431 42,687
Enterprise Financial Services Corp.
769 44,587
Equity Bancshares, Inc., Class A
918 37,363
Esquire Financial Holdings, Inc.
4,882 498,233

Schedule of Investments
September 30, 2025
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
31
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 7.6% (continued)
FB Financial Corp.
2,268 126,418
Financial Institutions, Inc.
1,553 42,242
First Bancorp
3,683 194,794
First BanCorp
7,504 165,463
First Business Financial Services,
Inc. 741 37,984
First Financial Corp.
2,327 131,336
First Financial Northwest, Inc. (2)*
1,568 1,662
First Mid Bancshares, Inc.
1,441 54,585
Hancock Whitney Corp.
3,169 198,411
Hanmi Financial Corp.
6,555 161,843
HBT Financial, Inc.
1,459 36,767
Heritage Commerce Corp.
3,736 37,098
Heritage Financial Corp.
2,111 51,065
Hingham Institution For Savings The
238 62,780
Home Bancorp, Inc.
1,315 71,437
HomeTrust Bancshares, Inc.
3,715 152,092
Horizon Bancorp, Inc.
9,595 153,616
Independent Bank Corp.
3,243 224,318
Independent Bank Corp.
2,427 75,176
Kearny Financial Corp.
5,840 38,369
Lakeland Financial Corp.
3,172 203,642
Mercantile Bank Corp.
2,587 116,415
Metropolitan Bank Holding Corp.
1,902 142,308
Mid Penn Bancorp, Inc.
2,402 68,793
NB Bancorp, Inc.
3,372 59,516
Nicolet Bankshares, Inc.
1,429 192,201
Northeast Bank
3,013 301,782
Northfield Bancorp, Inc.
3,293 38,857
Northrim Bancorp, Inc.
8,540 184,976
OFG Bancorp
1,958 85,153
Old National Bancorp
12,131 266,275
Old Second Bancorp, Inc.
2,130 36,817
Orrstown Financial Services, Inc.
3,542 120,357
Peapack-Gladstone Financial Corp.
1,314 36,266
Peoples Financial Services Corp.
1,098 53,374
Provident Financial Services, Inc.
6,525 125,802
QCR Holdings, Inc.
494 37,366
Renasant Corp.
1,780 65,664
Republic Bancorp, Inc., Class A
719 51,948
ServisFirst Bancshares, Inc.
1,141 91,885
Shore Bancshares, Inc.
9,856 161,737
SmartFinancial, Inc.
2,586 92,398
South Plains Financial, Inc.
1,027 39,694
Stock Yards Bancorp, Inc.
1,136 79,509
Texas Capital Bancshares, Inc. *
2,561 216,481
Third Coast Bancshares, Inc. *
2,014 76,472
Tompkins Financial Corp.
1,169 77,399
Triumph Financial, Inc. *
2,953 147,768
TrustCo Bank Corp.
3,368 122,258
Trustmark Corp.
6,443 255,143
UMB Financial Corp.
4,314 510,562
Unity Bancorp, Inc.
2,327 113,720
INVESTMENTS SHARES VALUE ($)
Banks - 7.6% (continued)
Valley National Bancorp
39,775 421,615
10,300,955
Capital Markets - 2.5%
Acadian Asset Management, Inc.
8,653 416,728
Artisan Partners Asset Management,
Inc., Class A 1,872 81,245
BGC Group, Inc., Class A
27,013 255,543
Donnelley Financial Solutions, Inc. *
5,882 302,511
Perella Weinberg Partners
4,172 88,947
Piper Sandler Cos.
1,305 452,822
PJT Partners, Inc., Class A
3,670 652,269
StepStone Group, Inc., Class A
6,602 431,177
StoneX Group, Inc. *
3,286 331,623
Victory Capital Holdings, Inc., Class
A 3,293 213,255
Virtus Investment Partners, Inc.
735 139,672
3,365,792
Consumer Finance - 1.4%
Atlanticus Holdings Corp. *
1,215 71,175
Bread Financial Holdings, Inc.
3,005 167,589
Dave, Inc. *
1,761 351,055
Enova International, Inc. *
1,584 182,303
FirstCash Holdings, Inc.
803 127,211
LendingClub Corp. *
4,245 64,482
Nelnet, Inc., Class A
1,866 233,959
Oportun Financial Corp. *
9,178 56,628
OppFi, Inc.
22,449 254,347
Upstart Holdings, Inc. *
6,867 348,844
1,857,593
Financial Services - 1.7%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,204 147,288
Enact Holdings, Inc.
1,037 39,759
EVERTEC, Inc.
1,379 46,583
Finance of America Cos., Inc., Class
A * 1,875 42,056
Jackson Financial, Inc., Class A
4,590 464,646
Marqeta, Inc., Class A *
6,654 35,133
NCR Atleos Corp. *
3,188 125,320
Payoneer Global, Inc. *
6,750 40,837
PennyMac Financial Services, Inc.
6,848 848,330
Priority Technology Holdings, Inc. *
5,196 35,697
Remitly Global, Inc. *
6,829 111,313
Sezzle, Inc. *
3,031 241,055
StoneCo Ltd., Class A (Brazil) *
8,397 158,787
2,336,804
Insurance - 2.5%
American Coastal Insurance Corp.
7,814 89,002
CNO Financial Group, Inc.
18,395 727,522
Genworth Financial, Inc., Class A *
37,888 337,203
Hamilton Insurance Group Ltd.,
Class B * 5,828 144,534

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 2.5% (continued)
HCI Group, Inc.
1,610 309,007
Heritage Insurance Holdings, Inc. *
10,082 253,865
Hippo Holdings, Inc. *
4,463 161,382
Lemonade, Inc. *
5,540 296,556
MBIA, Inc. *
4,950 36,878
Mercury General Corp.
919 77,913
Oscar Health, Inc., Class A *
3,269 61,882
Palomar Holdings, Inc. *
2,753 321,413
Root, Inc., Class A *
1,807 161,745
SiriusPoint Ltd. (Sweden) *
13,820 250,004
Skyward Specialty Insurance Group,
Inc. * 1,097 52,173
Tiptree, Inc.
2,143 41,081
United Fire Group, Inc.
1,396 42,466
Universal Insurance Holdings, Inc.
3,417 89,867
3,454,493
Total Financials 21,315,637
Health Care - 14.2%
Biotechnology - 6.3%
89bio, Inc. *
9,522 139,973
ACADIA Pharmaceuticals, Inc. *
7,908 168,757
ADMA Biologics, Inc. *
23,768 348,439
Akebia Therapeutics, Inc. *
40,514 110,603
Akero Therapeutics, Inc. *
5,427 257,674
Aldeyra Therapeutics, Inc. *
10,953 57,175
Alkermes plc *
2,060 61,800
Anavex Life Sciences Corp. *
8,381 74,591
Arcellx, Inc. *
3,495 286,940
Arcutis Biotherapeutics, Inc. *
13,175 248,349
Aurinia Pharmaceuticals, Inc.
(Canada) * 10,063 111,196
Avidity Biosciences, Inc. *
925 40,302
BioCryst Pharmaceuticals, Inc. *
10,034 76,158
Bridgebio Pharma, Inc. *
14,821 769,803
Capricor Therapeutics, Inc. *
11,276 81,300
Cardiff Oncology, Inc. *
19,653 40,485
Catalyst Pharmaceuticals, Inc. *
11,276 222,137
Cidara Therapeutics, Inc. *
2,569 246,008
Compass Therapeutics, Inc. *
37,695 131,933
Cytokinetics, Inc. *
2,345 128,881
Gossamer Bio, Inc. *
30,030 78,979
GRAIL, Inc. *
3,564 210,739
Kodiak Sciences, Inc. *
16,066 263,000
Krystal Biotech, Inc. *
1,014 179,001
Madrigal Pharmaceuticals, Inc. *
1,303 597,634
MannKind Corp. *
37,174 199,624
Mineralys Therapeutics, Inc. *
970 36,782
Mirum Pharmaceuticals, Inc. *
4,793 351,375
Monopar Therapeutics, Inc. *
1,448 118,258
Nuvalent, Inc., Class A *
1,907 164,917
Organogenesis Holdings, Inc., Class
A * 11,981 50,560
PDL BioPharma, Inc. (3)*
34,242 1,079
Protagonist Therapeutics, Inc. *
3,593 238,683
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.3% (continued)
PTC Therapeutics, Inc. *
7,337 450,272
Rhythm Pharmaceuticals, Inc. *
6,456 651,991
Rigel Pharmaceuticals, Inc. *
3,506 99,325
Scholar Rock Holding Corp. *
6,826 254,200
Soleno Therapeutics, Inc. *
732 49,483
Taysha Gene Therapies, Inc. *
20,394 66,688
TG Therapeutics, Inc. *
9,484 342,610
Tonix Pharmaceuticals Holding
Corp. * 2,078 50,205
Tourmaline Bio, Inc. *
1,907 91,212
Travere Therapeutics, Inc. *
8,327 199,015
Vaxcyte, Inc. *
1,488 53,598
Verastem, Inc. *
12,730 112,406
Zymeworks, Inc. *
3,394 57,970
8,572,110
Health Care Equipment & Supplies - 1.6%
Alphatec Holdings, Inc. *
9,227 134,161
AngioDynamics, Inc. *
11,396 127,293
Artivion, Inc. *
5,242 221,946
AtriCure, Inc. *
2,005 70,676
Butterfly Network, Inc. *
19,774 38,164
Glaukos Corp. *
866 70,622
iRadimed Corp.
1,341 95,426
iRhythm Technologies, Inc. *
2,232 383,882
Lantheus Holdings, Inc. *
1,402 71,909
LeMaitre Vascular, Inc.
1,424 124,614
Lucid Diagnostics, Inc. *
61,607 62,223
Merit Medical Systems, Inc. *
2,701 224,804
NeuroPace, Inc. *
5,075 52,323
Outset Medical, Inc. *
4,469 63,102
Pro-Dex, Inc. *
1,120 37,912
Pulse Biosciences, Inc. *
4,112 72,782
SANUWAVE Health, Inc. *
1,877 70,350
TransMedics Group, Inc. *
579 64,964
UFP Technologies, Inc. *
853 170,259
2,157,412
Health Care Providers & Services - 3.4%
Addus HomeCare Corp. *
3,686 434,911
Alignment Healthcare, Inc. *
17,714 309,109
Aveanna Healthcare Holdings, Inc. *
17,277 153,247
BrightSpring Health Services, Inc. *
12,336 364,652
CorVel Corp. *
1,800 139,356
Ensign Group, Inc. (The)
1,791 309,431
GeneDx Holdings Corp. *
2,561 275,922
Guardant Health, Inc. *
10,791 674,222
HealthEquity, Inc. *
2,802 265,546
Hims & Hers Health, Inc. *
15,795 895,892
Nutex Health, Inc. *
691 71,394
Oncology Institute, Inc. (The) *
28,953 101,046
OPKO Health, Inc. *
66,111 102,472
Pediatrix Medical Group, Inc. *
9,137 153,045
Pennant Group, Inc. (The) *
2,397 60,452
RadNet, Inc. *
2,686 204,700
Select Medical Holdings Corp.
5,751 73,843

Schedule of Investments
September 30, 2025
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
33
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.4% (continued)
Talkspace, Inc. *
14,588 40,263
4,629,503
Health Care Technology - 0.4%
Claritev Corp. *
2,107 111,840
LifeMD, Inc. *
10,527 71,478
OptimizeRx Corp. *
4,826 98,933
TruBridge, Inc. *
3,411 68,800
Waystar Holding Corp. *
6,299 238,858
589,909
Life Sciences Tools & Services - 0.5%
Adaptive Biotechnologies Corp. *
18,491 276,625
Ginkgo Bioworks Holdings, Inc. *
3,386 49,368
Niagen Bioscience, Inc. *
18,452 172,157
Personalis, Inc. *
8,524 55,577
Quantum-Si, Inc. *
48,187 67,944
621,671
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. *
30,303 57,576
Amneal Pharmaceuticals, Inc. *
26,461 264,875
Amylyx Pharmaceuticals, Inc. *
13,913 189,078
Aquestive Therapeutics, Inc. *
11,235 62,804
Axsome Therapeutics, Inc. *
2,724 330,830
CorMedix, Inc. *
6,777 78,816
Eton Pharmaceuticals, Inc. *
2,365 51,391
Harrow, Inc. *
3,586 172,773
Ligand Pharmaceuticals, Inc. *
1,068 189,185
Liquidia Corp. *
9,285 211,141
Ocular Therapeutix, Inc. *
4,337 50,699
Pacira BioSciences, Inc. *
1,967 50,690
Phibro Animal Health Corp., Class A
2,631 106,450
Prestige Consumer Healthcare,
Inc. * 607 37,877
Tarsus Pharmaceuticals, Inc. *
4,579 272,130
Trevi Therapeutics, Inc. *
20,734 189,716
WaVe Life Sciences Ltd. *
8,881 65,009
Xeris Biopharma Holdings, Inc. *
31,370 255,352
2,636,392
Total Health Care 19,206,997
Industrials - 21.5%
Aerospace & Defense - 3.3%
AeroVironment, Inc. *
1,822 573,730
Archer Aviation, Inc., Class A *
42,178 404,065
Astronics Corp. *
5,884 268,369
Byrna Technologies, Inc. *
5,267 116,717
Eve Holding, Inc. *
12,382 47,175
Intuitive Machines, Inc. *
17,193 180,870
Kratos Defense & Security
Solutions, Inc. * 18,149 1,658,274
Mercury Systems, Inc. *
7,202 557,435
Moog, Inc., Class A
838 174,028
Redwire Corp. *
9,009 80,991
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 3.3% (continued)
VSE Corp.
2,194 364,731
4,426,385
Building Products - 1.4%
CSW Industrials, Inc.
2,595 629,936
Gibraltar Industries, Inc. *
4,161 261,311
Griffon Corp.
2,883 219,540
Resideo Technologies, Inc. *
3,371 145,560
UFP Industries, Inc.
5,252 491,010
Zurn Elkay Water Solutions Corp.
3,739 175,845
1,923,202
Commercial Services & Supplies - 1.3%
BrightView Holdings, Inc. *
5,212 69,841
Casella Waste Systems, Inc., Class
A * 2,339 221,924
CECO Environmental Corp. *
5,972 305,766
CoreCivic, Inc. *
9,462 192,552
GEO Group, Inc. (The) *
11,129 228,033
Healthcare Services Group, Inc. *
4,531 76,257
Interface, Inc., Class A
4,436 128,378
OPENLANE, Inc. *
7,699 221,577
Pitney Bowes, Inc.
25,919 295,736
Steelcase, Inc., Class A
3,312 56,966
1,797,030
Construction & Engineering - 4.1%
Argan, Inc.
1,561 421,548
Construction Partners, Inc., Class
A * 7,244 919,988
Dycom Industries, Inc. *
1,234 360,032
Granite Construction, Inc.
1,995 218,752
IES Holdings, Inc. *
1,474 586,136
Limbach Holdings, Inc. *
2,965 287,961
Matrix Service Co. *
3,826 50,044
MYR Group, Inc. *
1,385 288,122
Primoris Services Corp.
4,367 599,720
Sterling Infrastructure, Inc. *
4,108 1,395,405
Tutor Perini Corp. *
5,821 381,799
5,509,507
Electrical Equipment - 3.7%
Allient, Inc.
827 37,008
American Superconductor Corp. *
4,850 288,041
Amprius Technologies, Inc. *
25,061 263,642
Atkore, Inc.
1,098 68,888
Bloom Energy Corp., Class A *
18,756 1,586,195
Eos Energy Enterprises, Inc. *
32,464 369,765
KULR Technology Group, Inc. *
14,080 58,573
NANO Nuclear Energy, Inc. *
3,368 129,870
NEXTracker, Inc., Class A *
11,506 851,329
NuScale Power Corp. *
21,657 779,652
Powell Industries, Inc.
1,195 364,248
Power Solutions International, Inc. *
1,294 127,097
Vicor Corp. *
2,962 147,271
5,071,579

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.4%
ArcBest Corp.
1,360 95,023
Covenant Logistics Group, Inc.,
Class A 11,440 247,790
Hertz Global Holdings, Inc. *
14,011 95,275
Marten Transport Ltd.
5,403 57,596
495,684
Industrial Conglomerates - 0.1%
Brookfield Business Corp., Class A
(Canada) 2,636 88,385
Machinery - 3.5%
Alamo Group, Inc.
530 101,177
Atmus Filtration Technologies, Inc.
1,188 53,567
Blue Bird Corp. *
1,743 100,310
Enerpac Tool Group Corp., Class A
2,323 95,243
Enpro, Inc.
345 77,970
ESCO Technologies, Inc.
2,465 520,386
Federal Signal Corp.
2,995 356,375
Franklin Electric Co., Inc.
2,799 266,465
Graham Corp. *
1,467 80,538
Greenbrier Cos., Inc. (The)
2,064 95,295
JBT Marel Corp.
3,427 481,322
Kadant, Inc.
1,653 491,900
Lindsay Corp.
276 38,794
Microvast Holdings, Inc. *
37,816 145,592
Mueller Water Products, Inc., Class
A 5,315 135,639
Palladyne AI Corp. *
11,359 97,574
Proto Labs, Inc. *
1,920 96,058
REV Group, Inc.
4,927 279,213
Richtech Robotics, Inc., Class B *
40,605 174,195
SPX Technologies, Inc. *
2,988 558,099
Watts Water Technologies, Inc.,
Class A 1,330 371,442
Worthington Enterprises, Inc.
1,704 94,555
4,711,709
Passenger Airlines - 1.0%
Joby Aviation, Inc. *
39,133 631,606
SkyWest, Inc. *
7,069 711,283
Strata Critical Medical, Inc. *
12,946 65,507
1,408,396
Professional Services - 1.9%
Barrett Business Services, Inc.
4,332 191,994
BlackSky Technology, Inc. *
4,645 93,597
CBIZ, Inc. *
717 37,972
CRA International, Inc.
1,390 289,857
CSG Systems International, Inc.
922 59,358
Exponent, Inc.
1,356 94,215
Huron Consulting Group, Inc. *
1,868 274,166
IBEX Holdings Ltd. *
2,449 99,234
Innodata, Inc. *
4,806 370,398
Legalzoom.com, Inc. *
14,481 150,313
Planet Labs PBC *
33,827 439,075
Upwork, Inc. *
7,969 147,984
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.9% (continued)
Verra Mobility Corp., Class A *
4,893 120,857
Willdan Group, Inc. *
2,523 243,949
2,612,969
Trading Companies & Distributors - 0.8%
Boise Cascade Co.
3,371 260,646
DXP Enterprises, Inc. *
330 39,293
GATX Corp.
265 46,322
Rush Enterprises, Inc., Class A
7,715 412,521
Xometry, Inc., Class A *
6,462 351,985
1,110,767
Total Industrials 29,155,613
Information Technology - 19.2%
Communications Equipment - 1.7%
ADTRAN Holdings, Inc. *
13,458 126,236
Applied Optoelectronics, Inc. *
7,941 205,910
BK Technologies Corp. *
1,640 138,547
Calix, Inc. *
6,773 415,659
CommScope Holding Co., Inc. *
30,616 473,936
Digi International, Inc. *
2,250 82,035
Extreme Networks, Inc. *
14,015 289,410
NETGEAR, Inc. *
3,891 126,029
Ribbon Communications, Inc. *
10,147 38,559
Viasat, Inc. *
4,195 122,914
Viavi Solutions, Inc. *
19,534 247,886
2,267,121
Electronic Equipment, Instruments & Components - 4.2%
908 Devices, Inc. *
11,178 97,919
Advanced Energy Industries, Inc.
1,071 182,220
Aeva Technologies, Inc. *
8,158 118,291
Arlo Technologies, Inc. *
8,933 151,414
Badger Meter, Inc.
3,605 643,781
Bel Fuse, Inc., Class B
467 65,856
Belden, Inc.
969 116,542
Climb Global Solutions, Inc.
328 44,228
Daktronics, Inc. *
11,010 230,329
Evolv Technologies Holdings, Inc. *
19,000 143,450
Fabrinet (Thailand) *
1,618 589,955
Frequency Electronics, Inc. *
3,257 110,445
Insight Enterprises, Inc. *
1,123 127,359
Itron, Inc. *
2,870 357,487
Mirion Technologies, Inc. *
21,325 496,020
nLight, Inc. *
6,155 182,373
Novanta, Inc. *
1,513 151,527
OSI Systems, Inc. *
923 230,049
Ouster, Inc. *
6,102 165,059
PC Connection, Inc.
1,848 114,558
Plexus Corp. *
599 86,669
Red Cat Holdings, Inc. *
10,780 111,573
Sanmina Corp. *
3,500 402,885
TTM Technologies, Inc. *
11,400 656,640

Schedule of Investments
September 30, 2025
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
35
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 4.2%
(continued)
Vuzix Corp. *
48,557 151,983
5,728,612
IT Services - 0.6%
Applied Digital Corp. *
19,304 442,834
BigBear.ai Holdings, Inc. *
24,313 158,521
Crexendo, Inc. *
7,710 50,115
Information Services Group, Inc.
7,213 41,474
TSS, Inc. *
5,602 101,452
794,396
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research, Inc., Class A *
4,601 180,037
Aeluma, Inc. *
4,651 74,881
Ambarella, Inc. *
1,307 107,854
Atomera, Inc. *
17,172 75,900
Axcelis Technologies, Inc. *
1,917 187,176
Credo Technology Group Holding
Ltd. * 13,026 1,896,716
Diodes, Inc. *
1,023 54,434
FormFactor, Inc. *
3,422 124,629
Kopin Corp. *
43,246 105,088
Navitas Semiconductor Corp. *
15,726 113,542
PDF Solutions, Inc. *
2,645 68,294
Rambus, Inc. *
7,471 778,478
Rigetti Computing, Inc. *
30,220 900,254
Semtech Corp. *
8,755 625,545
Silicon Laboratories, Inc. *
1,332 174,665
SiTime Corp. *
2,097 631,847
SkyWater Technology, Inc. *
7,388 137,860
Veeco Instruments, Inc. *
6,003 182,671
6,419,871
Software - 6.6%
A10 Networks, Inc.
14,183 257,421
ACI Worldwide, Inc. *
4,080 215,302
Adeia, Inc.
6,077 102,094
Agilysys, Inc. *
433 45,573
Airship AI Holdings, Inc. *
8,622 44,576
Arteris, Inc. *
5,030 50,803
AvePoint, Inc. *
16,481 247,380
Blend Labs, Inc., Class A *
27,713 101,152
Box, Inc., Class A *
1,199 38,692
Cerence, Inc. *
11,397 142,007
Cipher Mining, Inc. *
16,346 205,796
Cleanspark, Inc. *
4,767 69,121
Clear Secure, Inc., Class A
7,003 233,760
Commvault Systems, Inc. *
3,932 742,283
Consensus Cloud Solutions, Inc. *
2,482 72,896
CoreCard Corp. *
3,256 87,652
Digital Turbine, Inc. *
27,446 175,654
Domo, Inc., Class B *
5,736 90,858
D-Wave Quantum, Inc. (Canada) *
29,901 738,854
Freshworks, Inc., Class A *
3,082 36,275
Hut 8 Corp. (Canada) *
9,511 331,078
INVESTMENTS SHARES VALUE ($)
Software - 6.6% (continued)
InterDigital, Inc.
3,185 1,099,558
Kaltura, Inc. *
29,291 42,179
Life360, Inc. *
5,652 600,808
NextNav, Inc. *
17,253 246,718
Ooma, Inc. *
3,728 44,699
Pagaya Technologies Ltd., Class A *
7,185 213,323
Porch Group, Inc. *
21,099 354,041
Q2 Holdings, Inc. *
4,596 332,704
Red Violet, Inc.
2,673 139,664
Rimini Street, Inc. *
9,004 42,139
Riot Platforms, Inc. *
18,259 347,469
Sapiens International Corp. NV
(Israel) 1,057 45,451
SoundHound AI, Inc. *
37,360 600,749
SPS Commerce, Inc. *
3,075 320,230
Terawulf, Inc. *
19,232 219,629
Varonis Systems, Inc., Class B *
2,062 118,503
Yext, Inc. *
8,118 69,165
Zeta Global Holdings Corp., Class
A * 4,034 80,156
8,946,412
Technology Hardware, Storage & Peripherals - 1.4%
CompoSecure, Inc., Class A *
12,682 264,039
IonQ, Inc. *
22,147 1,362,040
Quantum Computing, Inc. *
12,946 238,336
1,864,415
Total Information Technology 26,020,827
Materials - 3.7%
Chemicals - 1.2%
ASP Isotopes, Inc. *
14,679 141,212
Flotek Industries, Inc. *
4,463 65,160
Hawkins, Inc.
5,060 924,563
Ingevity Corp. *
688 37,971
Intrepid Potash, Inc. *
2,306 70,518
Perimeter Solutions, Inc. *
8,965 200,726
PureCycle Technologies, Inc. *
15,082 198,328
1,638,478
Construction Materials - 0.2%
United States Lime & Minerals, Inc. 1,944 255,733
Metals & Mining - 2.3%
American Battery Technology Co. *
31,594 153,547
Ascent Industries Co. *
3,881 49,987
Caledonia Mining Corp. plc (South
Africa) 2,294 83,066
Coeur Mining, Inc. *
58,790 1,102,900
Compass Minerals International,
Inc. * 5,318 102,106
Hecla Mining Co.
14,091 170,501
Ivanhoe Electric, Inc. *
4,561 57,241
NioCorp Developments Ltd. *
14,372 96,005
Perpetua Resources Corp. *
12,883 260,623
Ramaco Resources, Inc., Class A *
3,998 132,694

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.3% (continued)
Ryerson Holding Corp.
2,111 48,257
SSR Mining, Inc. (Canada) *
27,643 675,042
United States Antimony Corp. *
26,210 162,502
US Gold Corp. *
4,773 78,659
3,173,130
Total Materials 5,067,341
Real Estate - 2.6%
Health Care REITs - 1.0%
American Healthcare REIT, Inc.,
REIT 17,075 717,321
CareTrust REIT, Inc., REIT
7,351 254,933
Diversified Healthcare Trust, REIT
28,301 124,807
Sabra Health Care REIT, Inc., REIT
11,496 214,285
1,311,346
Industrial REITs - 0.1%
Terreno Realty Corp., REIT 2,183 123,885
Office REITs - 0.3%
Douglas Emmett, Inc., REIT
8,568 133,404
Paramount Group, Inc., REIT *
20,952 137,026
Piedmont Realty Trust, Inc., Class
A, REIT 12,875 115,875
386,305
Real Estate Management & Development - 0.7%
Compass, Inc., Class A *
44,082 353,979
Douglas Elliman, Inc. *
15,479 44,270
St Joe Co. (The)
10,404 514,790
913,039
Retail REITs - 0.5%
CBL & Associates Properties, Inc.,
REIT 4,093 125,164
Tanger, Inc., REIT
18,118 613,113
738,277
Total Real Estate 3,472,852
Utilities - 1.0%
Electric Utilities - 0.8%
Oklo, Inc. * 10,108 1,128,356
Gas Utilities - 0.1%
Northwest Natural Holding Co. 1,399 62,857
Independent Power and Renewable Electricity Producers - 0.1%
Hallador Energy Co. * 9,632 188,498
Total Utilities 1,379,711
TOTAL COMMON STOCKS
(Cost $68,995,728) 128,678,651
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 4.13% (a)
(Cost $6,143,555) 6,144,802 6,143,573
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $75,139,283) 134,822,224
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 576,471
NET ASSETS - 100.0% 135,398,695
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,860,704 2 .8%
Consumer Discretionary 11,861,484 8 .8
Consumer Staples 2,644,809 2 .0
Energy 4,692,676 3 .5
Financials 21,315,637 15 .7
Health Care 19,206,997 14 .2
Industrials 29,155,613 21 .5
Information Technology 26,020,827 19 .2
Materials 5,067,341 3 .7
Real Estate 3,472,852 2 .6
Utilities 1,379,711 1 .0
Investment Companies 6,143,573 4 .6
Total Investments In Securities
At Value 134,822,224 99 .6
Other Assets in Excess of
Liabilities ‡ 576,471 0 .4
Net Assets
$ 135,398,695 100 .0%

Schedule of Investments
September 30, 2025
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
37
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 43 12/2025 USD $ 5,279,325 $ (3,353)
Net unrealized depreciation $ (3,353)
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 389,526 $ 389,526

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.5%
Australia - 3.2%
Aristocrat Leisure Ltd. 3,203 148,278
Brambles Ltd. 28,352 465,190
Coles Group Ltd. 4,875 75,040
Commonwealth Bank of Australia 14,579 1,610,011
Computershare Ltd. 4,717 113,330
Evolution Mining Ltd. 72,352 515,764
Goodman Group, REIT 35,291 764,792
Northern Star Resources Ltd. 12,055 188,243
Pro Medicus Ltd. 2,502 509,397
Qantas Airways Ltd. 44,168 319,149
REA Group Ltd. 5,051 772,389
SGH Ltd. 3,971 131,082
Suncorp Group Ltd. 21,287 285,410
Telstra Group Ltd. 18,566 59,191
Wesfarmers Ltd. 2,125 129,271
Westpac Banking Corp. 25,191 649,042
WiseTech Global Ltd. 2,326 139,056
6,874,635
Austria - 0.3%
Erste Group Bank AG 6,270 616,357
Belgium - 0.2%
Ageas SA/NV 3,502 242,886
KBC Group NV 2,096 251,182
494,068
Brazil - 0.6%
Wheaton Precious Metals Corp. (1) 10,683 1,195,495
Canada - 17.8%
Agnico Eagle Mines Ltd. (1) 11,220 1,889,752
Alamos Gold, Inc., Class A (1) 3,909 136,255
AltaGas Ltd. (1) 16,210 499,450
Bank of Montreal (1) 6,489 845,570
Bank of Nova Scotia (The) (1) 3,068 198,383
Barrick Mining Corp. (1) 28,587 938,932
Brookfield Asset Management Ltd.,
Class A (1) 8,502 483,839
Brookfield Corp., Class A (1) 28,337 1,944,313
Brookfield Renewable Corp. (1) 4,538 156,223
CAE, Inc. (1)* 4,450 131,770
Cameco Corp. (1) 6,631 556,514
Canadian Imperial Bank of
Commerce (1) 24,160 1,930,613
Canadian Pacific Kansas City Ltd.
(1) 6,204 462,057
Canadian Utilities Ltd., Class A (1) 12,242 342,445
Celestica, Inc. (1)* 3,627 892,533
Constellation Software, Inc. (1) 638 1,731,947
Dollarama, Inc. (1) 8,394 1,107,016
Emera, Inc. (1) 18,836 903,700
Empire Co. Ltd., Class A (1) 2,839 101,896
Enbridge, Inc. (1) 4,794 241,853
Fairfax Financial Holdings Ltd. (1) 787 1,376,868
Fortis, Inc. (1) 9,796 496,874
Franco-Nevada Corp. (1) 3,387 753,892
George Weston Ltd. (1) 9,792 597,286
Great-West Lifeco, Inc. (1) 5,153 209,127
Hydro One Ltd. (1)(a) 7,477 266,748
INVESTMENTS SHARES VALUE ($)
Canada - 17.8% (continued)
iA Financial Corp., Inc. (1) 3,927 446,482
Imperial Oil Ltd. (1) 4,106 372,304
Intact Financial Corp. (1) 5,199 1,011,521
Kinross Gold Corp. (1) 55,962 1,388,897
Lumine Group, Inc. (1)*(b) 2,271 66,970
Lundin Gold, Inc. (1) 6,789 439,868
Manulife Financial Corp. (1) 20,362 634,401
National Bank of Canada (1) 551 58,529
Pan American Silver Corp. (1) 8,084 313,264
Power Corp. of Canada (1) 17,413 753,475
Royal Bank of Canada (1) 23,316 3,436,501
Shopify, Inc., Class A (1)* 24,128 3,584,614
TC Energy Corp. (1) 1,877 102,057
Thomson Reuters Corp. (1) 10,557 1,639,267
TMX Group Ltd. (1) 6,780 259,371
Toronto-Dominion Bank (The) (1) 29,349 2,346,739
WSP Global, Inc. (1) 9,125 1,793,265
37,843,381
China - 1.5%
BOC Hong Kong Holdings Ltd. 200,000 936,955
Prosus NV 26,121 1,847,148
SITC International Holdings Co.
Ltd. (1) 85,000 327,244
3,111,347
Denmark - 1.2%
Danske Bank A/S 41,447 1,770,390
DSV A/S 2,605 520,403
Pandora A/S 1,668 218,087
2,508,880
Finland - 0.6%
Fortum OYJ 13,987 265,483
Nordea Bank Abp 14,724 242,413
Orion OYJ, Class B 4,948 379,874
Sampo OYJ, Class A 10,328 118,741
Wartsila OYJ Abp 10,398 311,884
1,318,395
France - 7.6%
Accor SA 17,221 818,177
Air Liquide SA 3,379 704,037
Airbus SE 6,229 1,454,633
AXA SA 6,267 300,534
BNP Paribas SA 18,484 1,690,598
Credit Agricole SA 19,138 377,135
Danone SA 6,095 531,077
Engie SA 24,367 523,806
EssilorLuxottica SA 1,838 598,736
Hermes International SCA 617 1,517,227
Klepierre SA, REIT 5,935 231,702
Legrand SA 2,537 421,551
L'Oreal SA 1,984 862,022
Orange SA 102,959 1,670,095
Safran SA 5,146 1,826,156
Societe Generale SA 28,084 1,869,730
Thales SA 2,107 666,053
16,063,269

Schedule of Investments
September 30, 2025
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
39
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 11.8%
Allianz SE (Registered) 3,447 1,450,245
Commerzbank AG 42,810 1,620,873
Deutsche Bank AG (Registered) 40,224 1,424,565
Deutsche Telekom AG (Registered) 59,528 2,028,087
E.ON SE 24,016 452,353
Fresenius Medical Care AG 1,788 94,474
GEA Group AG 3,458 255,657
Hannover Rueck SE 2,710 817,766
Heidelberg Materials AG 2,093 473,114
MTU Aero Engines AG 463 213,599
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,302 3,385,190
Nemetschek SE 512 66,817
Rheinmetall AG 1,098 2,568,410
RWE AG 3,865 171,910
SAP SE 14,549 3,895,746
Scout24 SE (a) 5,345 670,570
Siemens AG (Registered) 6,260 1,690,062
Siemens Energy AG * 20,262 2,382,388
Talanx AG 9,912 1,321,541
24,983,367
Hong Kong - 1.0%
Hong Kong Exchanges & Clearing
Ltd. 22,000 1,248,953
Link, REIT 11,900 61,142
Sun Hung Kai Properties Ltd. 9,500 113,635
Techtronic Industries Co. Ltd. 25,361 324,195
WH Group Ltd. (a) 427,000 462,420
2,210,345
Italy - 5.7%
BPER Banca SpA 43,681 485,827
Coca-Cola HBC AG 1,752 82,657
Ferrari NV 1,707 827,419
Generali 21,586 848,330
Intesa Sanpaolo SpA 425,117 2,813,924
Leonardo SpA 22,059 1,411,482
Poste Italiane SpA (a) 40,347 959,090
Prysmian SpA 3,657 363,950
UniCredit SpA 46,696 3,553,338
Unipol Assicurazioni SpA 30,174 648,668
11,994,685
Japan - 15.4%
Advantest Corp. 13,732 1,358,682
Asics Corp. 21,300 557,368
Bandai Namco Holdings, Inc. 16,377 544,888
Chugai Pharmaceutical Co. Ltd. 14,869 659,210
Daifuku Co. Ltd. 5,200 166,421
Daiichi Sankyo Co. Ltd. 6,106 137,386
Daikin Industries Ltd. 874 100,739
Fast Retailing Co. Ltd. 656 199,235
Fujikura Ltd. 9,600 939,042
Fujitsu Ltd. 41,080 963,668
Hikari Tsushin, Inc. 595 165,748
Hitachi Ltd. 56,705 1,502,289
Hoya Corp. 2,187 302,397
IHI Corp. 22,400 417,184
INVESTMENTS SHARES VALUE ($)
Japan - 15.4% (continued)
ITOCHU Corp. 20,729 1,179,447
Japan Post Insurance Co. Ltd. 5,900 167,212
Japan Tobacco, Inc. 5,898 193,437
Kajima Corp. 2,700 78,691
Keyence Corp. 310 115,494
Konami Group Corp. 4,507 650,189
M3, Inc. 4,200 67,991
Mitsubishi Corp. 8,956 213,506
Mitsubishi Electric Corp. 12,700 326,183
Mitsubishi HC Capital, Inc. 42,915 354,508
Mitsubishi Heavy Industries Ltd. 86,120 2,253,684
Mitsubishi UFJ Financial Group, Inc. 136,600 2,203,546
Mitsui OSK Lines Ltd. 3,336 101,279
Mizuho Financial Group, Inc. 50,661 1,703,014
MS&AD Insurance Group Holdings,
Inc. 13,100 296,662
Nintendo Co. Ltd. 21,900 1,894,772
Nippon Yusen KK 13,801 470,961
Nitori Holdings Co. Ltd. 10,535 203,698
Nomura Holdings, Inc. 22,000 161,231
Nomura Research Institute Ltd. 15,822 607,439
Obayashi Corp. 17,900 293,802
Obic Co. Ltd. 19,115 666,223
Oracle Corp. Japan 1,200 122,524
Pan Pacific International Holdings
Corp. 17,500 115,219
Recruit Holdings Co. Ltd. 8,818 474,090
Resona Holdings, Inc. 86,450 881,556
SCSK Corp. 11,100 332,258
Shimadzu Corp. 6,009 151,532
SoftBank Group Corp. 14,300 1,804,382
Sompo Holdings, Inc. 18,900 584,304
Sony Financial Group, Inc. (1)* 105,060 116,508
Sony Group Corp. 105,060 3,020,128
Sumitomo Electric Industries Ltd. 15,000 426,811
Sumitomo Mitsui Financial Group,
Inc. 9,663 271,848
T&D Holdings, Inc. 2,500 61,109
Taisei Corp. 2,500 171,793
Terumo Corp. 10,414 171,795
TIS, Inc. 16,300 537,658
Toho Co. Ltd. 7,500 482,122
Tokyo Gas Co. Ltd. 11,200 398,257
Toyota Industries Corp. 2,100 236,184
Zensho Holdings Co. Ltd. 3,100 202,515
32,779,819
Macau - 0.1%
Galaxy Entertainment Group Ltd. 13,000 71,478
Sands China Ltd. 24,800 68,912
140,390
Netherlands - 3.0%
ABN AMRO Bank NV, CVA (a) 34,099 1,093,881
Adyen NV *(a) 292 469,851
Euronext NV (a) 5,922 886,591
ING Groep NV 26,407 692,279
JDE Peet's NV 9,109 334,188
Koninklijke Ahold Delhaize NV 24,520 992,190
Koninklijke KPN NV 14,059 67,477

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.0% (continued)
NN Group NV 11,208 790,360
Wolters Kluwer NV 8,106 1,106,468
6,433,285
New Zealand - 0.2%
Xero Ltd. * 3,309 345,278
Norway - 0.8%
Kongsberg Gruppen ASA 30,520 975,339
Orkla ASA 40,107 419,312
Telenor ASA 23,686 393,033
1,787,684
Singapore - 1.9%
DBS Group Holdings Ltd. 45,343 1,798,204
Oversea-Chinese Banking Corp.
Ltd. 25,900 330,215
Singapore Exchange Ltd. 41,400 531,468
Singapore Technologies Engineering
Ltd. 74,700 498,812
Singapore Telecommunications Ltd. 275,900 882,071
4,040,770
Spain - 3.9%
ACS Actividades de Construccion y
Servicios SA 12,350 989,953
Aena SME SA (a) 6,920 189,188
Banco Bilbao Vizcaya Argentaria SA 88,250 1,700,545
Banco Santander SA 183,896 1,929,862
Bankinter SA 8,570 135,477
CaixaBank SA 79,725 842,049
Endesa SA (1) 39,768 1,270,425
Grifols SA 4,358 63,449
Iberdrola SA 53,579 1,014,215
Industria de Diseno Textil SA 1,977 109,415
8,244,578
Sweden - 2.4%
Hexagon AB, Class B 96,475 1,151,251
Investor AB, Class B 30,755 962,765
Saab AB, Class B 12,204 749,841
Securitas AB, Class B 21,197 319,504
Svenska Handelsbanken AB, Class
A 24,727 322,629
Swedbank AB, Class A 13,211 398,783
Tele2 AB, Class B 51,521 878,876
Telia Co. AB 89,196 340,280
5,123,929
Switzerland - 2.7%
ABB Ltd. (Registered) 15,847 1,146,742
Chocoladefabriken Lindt & Spruengli
AG 14 214,042
Galderma Group AG 2,090 369,513
Geberit AG (Registered) 236 178,228
Givaudan SA (Registered) 101 411,983
Helvetia Holding AG (Registered) 2,623 644,577
Lonza Group AG (Registered) 462 308,911
Partners Group Holding AG 1,115 1,458,877
Sandoz Group AG 1,122 66,919
Swiss Life Holding AG (Registered) 151 163,021
INVESTMENTS SHARES VALUE ($)
Switzerland - 2.7% (continued)
Swiss Prime Site AG (Registered) 1,235 173,010
UBS Group AG (Registered) 4,742 194,960
Zurich Insurance Group AG 636 454,602
5,785,385
United Kingdom - 8.7%
3i Group plc 19,506 1,075,229
Admiral Group plc 2,390 107,868
Ashtead Group plc 5,509 369,441
BAE Systems plc 45,937 1,278,722
Barclays plc 241,087 1,240,471
British American Tobacco plc 34,668 1,843,898
BT Group plc 254,839 655,624
Bunzl plc 7,883 249,160
Compass Group plc 13,795 470,213
HSBC Holdings plc 223,387 3,152,688
Imperial Brands plc 25,427 1,080,176
InterContinental Hotels Group plc 4,832 584,239
International Consolidated Airlines
Group SA 73,358 383,915
NatWest Group plc 181,220 1,280,021
Next plc 2,173 362,248
Pearson plc 5,086 72,328
Phoenix Group Holdings plc 9,905 85,946
Rolls-Royce Holdings plc 192,420 3,093,009
SSE plc 3,616 84,816
Standard Chartered plc 41,772 810,693
Wise plc, Class A * 16,884 235,368
18,516,073
United States - 3.7%
CSL Ltd. 2,954 388,588
Experian plc 4,463 224,164
Ferrovial SE 5,734 329,362
GFL Environmental, Inc. (1) 2,516 119,247
Holcim AG 3,785 322,953
Jackson Financial, Inc., Class A (1) 223 22,574
Schneider Electric SE 4,552 1,281,261
Shell plc 134,791 4,804,091
Swiss Re AG 1,994 370,340
7,862,580
Zambia - 0.2%
First Quantum Minerals Ltd. (1)* 15,000 339,297
TOTAL COMMON STOCKS
(Cost $117,322,335) 200,613,292
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –

Schedule of Investments
September 30, 2025
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
41
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5.1%
Limited Purpose Cash Investment
Fund, 4.13% (1)(c)
(Cost $10,857,083) 10,860,426 10,858,254
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $128,179,418) 211,471,546
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 823,625
NET ASSETS - 100.0% 212,295,171
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 13,249,159 6 .2%
Consumer Discretionary 13,621,318 6 .4
Consumer Staples 7,789,641 3 .7
Energy 6,076,819 2 .9
Financials 78,459,118 37 .0
Health Care 4,118,641 1 .9
Industrials 42,366,177 20 .0
Information Technology 16,729,688 7 .9
Materials 10,011,746 4 .7
Real Estate 1,344,281 0 .6
Utilities 6,846,704 3 .2
Investment Companies 10,858,254 5 .1
Total Investments In Securities
At Value 211,471,546 99 .6
Other Assets in Excess of
Liabilities ‡ 823,625 0 .4
Net Assets
$ 212,295,171 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $4,998,339 of investments in securities, which represents 2.35% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2025 amounted to $66,970 of investments in securities, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 72 12/2025 USD $ 10,027,080 $ 77,164
Net unrealized appreciation $ 77,164
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 257,393 $ 257,393

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2025
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Communication Services - 9.7%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.
990,815 27,980,615
Verizon Communications, Inc.
448,867 19,727,705
47,708,320
Entertainment - 3.7%
Electronic Arts, Inc.
96,760 19,516,492
Netflix, Inc. *
11,306 13,554,990
ROBLOX Corp., Class A *
122,771 17,006,239
Spotify Technology SA *
31,279 21,832,742
Walt Disney Co. (The)
37,199 4,259,285
76,169,748
Interactive Media & Services - 2.7%
Alphabet, Inc., Class A
120,437 29,278,234
Meta Platforms, Inc., Class A
34,731 25,505,752
54,783,986
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. 78,010 18,674,034
Total Communication Services 197,336,088
Consumer Discretionary - 8.5%
Automobiles - 0.1%
General Motors Co. 30,721 1,873,059
Broadline Retail - 1.6%
Amazon.com, Inc. *
126,575 27,792,073
Dillard's, Inc., Class A
7,183 4,413,810
32,205,883
Diversified Consumer Services - 0.3%
Duolingo, Inc., Class A * 16,347 5,261,119
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc., Class A *
163,080 19,801,174
Booking Holdings, Inc.
3,190 17,223,671
DoorDash, Inc., Class A *
13,233 3,599,244
McDonald's Corp.
15,197 4,618,216
Texas Roadhouse, Inc., Class A
29,387 4,882,650
50,124,955
Household Durables - 0.5%
Garmin Ltd. 45,884 11,297,559
Specialty Retail - 3.2%
AutoZone, Inc. *
6,526 27,998,106
Murphy USA, Inc.
19,547 7,589,318
O'Reilly Automotive, Inc. *
271,300 29,248,853
64,836,277
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. * 73,190 7,419,270
Total Consumer Discretionary 173,018,122
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 16.1%
Beverages - 3.8%
Coca-Cola Co. (The)
416,951 27,652,190
Molson Coors Beverage Co., Class
B 40,829 1,847,512
Monster Beverage Corp. *
307,811 20,718,759
PepsiCo, Inc.
189,710 26,642,872
76,861,333
Consumer Staples Distribution & Retail - 4.3%
Costco Wholesale Corp.
30,241 27,991,977
Kroger Co. (The)
407,029 27,437,825
Maplebear, Inc. *
91,631 3,368,355
Walmart, Inc.
284,549 29,325,620
88,123,777
Food Products - 2.5%
General Mills, Inc.
92,192 4,648,321
Hershey Co. (The)
67,398 12,606,796
Hormel Foods Corp.
26,163 647,273
Ingredion, Inc.
18,516 2,260,989
Kraft Heinz Co. (The)
209,936 5,466,733
Mondelez International, Inc., Class A
242,163 15,127,923
Pilgrim's Pride Corp.
153,796 6,262,573
Tyson Foods, Inc., Class A
60,462 3,283,086
50,303,694
Household Products - 3.5%
Church & Dwight Co., Inc.
256,043 22,437,048
Colgate-Palmolive Co.
247,295 19,768,762
Kimberly-Clark Corp.
6,117 760,588
Procter & Gamble Co. (The)
182,916 28,105,044
71,071,442
Tobacco - 2.0%
Altria Group, Inc.
212,116 14,012,383
Philip Morris International, Inc.
167,425 27,156,335
41,168,718
Total Consumer Staples 327,528,964
Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.
94,429 14,663,879
ConocoPhillips
121,175 11,461,943
Coterra Energy, Inc.
152,962 3,617,551
DT Midstream, Inc.
75,741 8,563,278
EOG Resources, Inc.
225,024 25,229,691
Expand Energy Corp.
10,884 1,156,316
Exxon Mobil Corp.
258,816 29,181,504
Permian Resources Corp., Class A
57,518 736,230
Texas Pacific Land Corp.
12,971 12,110,245
Total Energy 106,720,637

Schedule of Investments
September 30, 2025
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
43
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 12.8%
Banks - 0.6%
First Citizens BancShares, Inc.,
Class A 4,509 8,067,322
JPMorgan Chase & Co.
7,028 2,216,842
Wells Fargo & Co.
12,124 1,016,234
11,300,398
Capital Markets - 3.5%
Bank of New York Mellon Corp.
(The) 20,474 2,230,847
Cboe Global Markets, Inc.
123,216 30,218,724
CME Group, Inc.
107,292 28,989,226
Intercontinental Exchange, Inc.
58,528 9,860,797
71,299,594
Financial Services - 2.8%
Jack Henry & Associates, Inc.
10,176 1,515,512
Mastercard, Inc., Class A
49,585 28,204,444
Visa, Inc., Class A
83,493 28,502,840
58,222,796
Insurance - 5.9%
Arch Capital Group Ltd.
68,931 6,254,110
Arthur J Gallagher & Co.
76,402 23,664,755
Chubb Ltd.
76,515 21,596,359
Everest Group Ltd.
22,476 7,871,769
Markel Group, Inc. *
1,998 3,818,897
Marsh & McLennan Cos., Inc.
92,211 18,583,283
Progressive Corp. (The)
80,773 19,946,892
Reinsurance Group of America, Inc.
17,662 3,393,400
Travelers Cos., Inc. (The)
21,462 5,992,620
W R Berkley Corp.
84,350 6,462,897
White Mountains Insurance Group
Ltd. 1,701 2,843,256
120,428,238
Total Financials 261,251,026
Health Care - 13.1%
Biotechnology - 1.9%
Exelixis, Inc. *
83,675 3,455,778
Regeneron Pharmaceuticals, Inc.
2,105 1,183,578
United Therapeutics Corp. *
63,599 26,661,337
Vertex Pharmaceuticals, Inc. *
22,183 8,687,750
39,988,443
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories
155,917 20,883,523
Becton Dickinson & Co.
5,202 973,658
Boston Scientific Corp. *
96,494 9,420,709
Edwards Lifesciences Corp. *
13,152 1,022,831
Stryker Corp.
28,032 10,362,590
42,663,311
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.
61,824 9,703,895
Cencora, Inc.
96,040 30,015,381
Chemed Corp.
4,655 2,084,230
Cigna Group (The)
24,612 7,094,409
Elevance Health, Inc.
9,543 3,083,534
McKesson Corp.
40,201 31,056,881
UnitedHealth Group, Inc.
55,978 19,329,203
102,367,533
Health Care Technology - 1.5%
Veeva Systems, Inc., Class A * 100,856 30,046,011
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4,486 2,175,800
Pharmaceuticals - 2.5%
Corcept Therapeutics, Inc. *
86,092 7,155,106
Johnson & Johnson
163,468 30,310,237
Merck & Co., Inc.
159,893 13,419,819
50,885,162
Total Health Care 268,126,260
Industrials - 14.6%
Aerospace & Defense - 3.2%
General Dynamics Corp.
2,384 812,944
Lockheed Martin Corp.
54,886 27,399,640
Northrop Grumman Corp.
50,291 30,643,312
RTX Corp.
33,013 5,524,066
64,379,962
Air Freight & Logistics - 0.2%
Expeditors International of
Washington, Inc. 41,492 5,086,504
Commercial Services & Supplies - 4.3%
Cintas Corp.
128,800 26,437,488
Copart, Inc. *
18,554 834,373
RB Global, Inc. (Canada)
21,204 2,297,666
Republic Services, Inc., Class A
121,940 27,982,791
Rollins, Inc.
40,527 2,380,556
Waste Management, Inc.
128,679 28,416,184
88,349,058
Electrical Equipment - 0.4%
GE Vernova, Inc. 13,480 8,288,852
Ground Transportation - 0.5%
Landstar System, Inc.
27,501 3,370,522
Old Dominion Freight Line, Inc.
21,003 2,956,802
Uber Technologies, Inc. *
17,707 1,734,755
U-Haul Holding Co. *
2,125 121,274
Union Pacific Corp.
9,832 2,323,990
10,507,343

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 0.9%
Cummins, Inc.
11,573 4,888,088
Deere & Co.
13,231 6,050,007
Illinois Tool Works, Inc.
30,707 8,007,157
18,945,252
Professional Services - 4.1%
Automatic Data Processing, Inc.
94,973 27,874,576
CACI International, Inc., Class A *
37,286 18,597,511
FTI Consulting, Inc. *
85,025 13,744,291
Leidos Holdings, Inc.
53,418 10,093,865
Paychex, Inc.
37,459 4,748,303
Verisk Analytics, Inc., Class A
31,243 7,857,927
82,916,473
Trading Companies & Distributors - 1.0%
Fastenal Co.
93,157 4,568,419
WW Grainger, Inc.
16,662 15,878,220
20,446,639
Total Industrials 298,920,083
Information Technology - 13.5%
Communications Equipment - 2.5%
Arista Networks, Inc. *
191,300 27,874,323
Cisco Systems, Inc.
190,501 13,034,079
F5, Inc. *
3,996 1,291,467
Motorola Solutions, Inc.
5,052 2,310,229
Ubiquiti, Inc.
9,469 6,255,032
50,765,130
Electronic Equipment, Instruments & Components - 0.1%
TD SYNNEX Corp.
7,919 1,296,736
Teledyne Technologies, Inc. *
2,812 1,647,945
2,944,681
IT Services - 0.9%
Accenture plc, Class A (Ireland)
33,606 8,287,240
Amdocs Ltd.
9,625 789,731
International Business Machines
Corp. 32,471 9,162,017
18,238,988
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.
10,705 2,630,218
Applied Materials, Inc.
25,200 5,159,448
Broadcom, Inc.
1,593 525,547
KLA Corp.
5,666 6,111,348
NVIDIA Corp.
76,361 14,247,435
28,673,996
Software - 7.1%
Adobe, Inc. *
21,818 7,696,299
Cadence Design Systems, Inc. *
12,367 4,344,032
Datadog, Inc., Class A *
20,610 2,934,864
Dolby Laboratories, Inc., Class A
33,764 2,443,501
Fortinet, Inc. *
45,975 3,865,578
Manhattan Associates, Inc. *
31,873 6,533,328
INVESTMENTS SHARES VALUE ($)
Software - 7.1% (continued)
Microsoft Corp.
58,202 30,145,726
Nutanix, Inc., Class A *
7,247 539,104
Palantir Technologies, Inc., Class A *
66,200 12,076,204
Roper Technologies, Inc.
32,316 16,115,666
Salesforce, Inc.
17,252 4,088,724
ServiceNow, Inc. *
16,460 15,147,809
Synopsys, Inc. *
11,470 5,659,183
Tyler Technologies, Inc. *
7,189 3,760,997
Zoom Communications, Inc., Class
A * 347,797 28,693,253
144,044,268
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc. 119,811 30,507,475
Total Information Technology 275,174,538
Materials - 0.3%
Chemicals - 0.3%
Linde plc 11,232 5,335,200
Real Estate - 0.2%
Specialized REITs - 0.2%
Millrose Properties, Inc., Class A,
REIT 25,391 853,391
VICI Properties, Inc., Class A, REIT
95,778 3,123,321
Total Real Estate 3,976,712
Utilities - 1.4%
Electric Utilities - 0.5%
Duke Energy Corp.
82,007 10,148,366
Xcel Energy, Inc.
8,209 662,056
10,810,422
Gas Utilities - 0.3%
Atmos Energy Corp. 31,064 5,304,178
Multi-Utilities - 0.6%
Consolidated Edison, Inc. 120,532 12,115,877
Water Utilities - 0.0% †
American Water Works Co., Inc. 7,884 1,097,374
Total Utilities 29,327,851
TOTAL COMMON STOCKS
(Cost $1,125,283,749) 1,946,715,481
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 4.13% (a)
(Cost $87,918,297) 87,941,945 87,924,356
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $1,213,202,046) 2,034,639,837
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 5,651,522
NET ASSETS - 100.0% 2,040,291,359

Schedule of Investments
September 30, 2025
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
45
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 197,336,088 9 .7%
Consumer Discretionary 173,018,122 8 .5
Consumer Staples 327,528,964 16 .1
Energy 106,720,637 5 .2
Financials 261,251,026 12 .8
Health Care 268,126,260 13 .1
Industrials 298,920,083 14 .6
Information Technology 275,174,538 13 .5
Materials 5,335,200 0 .3
Real Estate 3,976,712 0 .2
Utilities 29,327,851 1 .4
Investment Companies 87,924,356 4 .3
Total Investments In Securities
At Value 2,034,639,837 99 .7
Other Assets in Excess of
Liabilities ‡ 5,651,522 0 .3
Net Assets
$ 2,040,291,359 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 213 12/2025 USD $ 71,767,688 $ 995,357
Net unrealized appreciation $ 995,357
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 4,179,115 $ 4,179,115

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2025
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.2%
Australia - 7.3%
ANZ Group Holdings Ltd. 41,489 911,038
Aristocrat Leisure Ltd. 29,811 1,380,055
BHP Group Ltd. 38,878 1,086,066
Brambles Ltd. 35,064 575,318
Cochlear Ltd. 6,115 1,126,908
Coles Group Ltd. 55,873 860,043
Fortescue Ltd. 29,644 367,125
Medibank Pvt Ltd. 149,829 477,325
Pro Medicus Ltd. 3,220 655,578
QBE Insurance Group Ltd. 21,446 291,843
REA Group Ltd. 14,545 2,224,194
Santos Ltd. 209,827 931,812
Sonic Healthcare Ltd. 63,253 895,908
Telstra Group Ltd. 1,143,663 3,646,140
Transurban Group 25,174 229,684
Vicinity Ltd., REIT 18,075 30,113
Washington H Soul Pattinson & Co.
Ltd. 14,169 360,753
Wesfarmers Ltd. 29,562 1,798,355
Woolworths Group Ltd. 42,953 758,038
18,606,296
Austria - 0.4%
OMV AG 13,966 746,174
Verbund AG 2,075 151,128
897,302
Belgium - 1.0%
Anheuser-Busch InBev SA/NV 19,561 1,169,292
Groupe Bruxelles Lambert NV 354 31,736
KBC Group NV 3,106 372,220
Lotus Bakeries NV 79 745,419
UCB SA 1,127 314,585
2,633,252
Brazil - 1.6%
Wheaton Precious Metals Corp. (1) 35,604 3,984,312
Canada - 11.3%
AltaGas Ltd. (1) 2,595 79,955
Bank of Montreal (1) 1,972 256,968
Canadian National Railway Co. (1) 16,563 1,561,923
Canadian Natural Resources Ltd. (1) 26,710 854,060
Canadian Pacific Kansas City Ltd.
(1) 12,615 939,531
Canadian Utilities Ltd., Class A (1) 2,642 73,905
CGI, Inc. (1) 19,134 1,704,283
Constellation Software, Inc. (1) 655 1,778,097
Descartes Systems Group, Inc.
(The) (1)* 6,071 571,635
Dollarama, Inc. (1) 1,783 235,145
Enbridge, Inc. (1) 33,092 1,669,461
Fairfax Financial Holdings Ltd. (1) 83 145,210
Fortis, Inc. (1) 14,717 746,478
George Weston Ltd. (1) 3,945 240,635
Hydro One Ltd. (1)(a) 45,825 1,634,843
Imperial Oil Ltd. (1) 17,907 1,623,686
Intact Financial Corp. (1) 11,764 2,288,811
Loblaw Cos. Ltd. (1) 86,632 3,350,865
INVESTMENTS SHARES VALUE ($)
Canada - 11.3% (continued)
Lumine Group, Inc. (1)*(b) 2,895 85,371
Lundin Gold, Inc. (1) 16,082 1,041,973
Metro, Inc., Class A (1) 36,820 2,472,921
Pembina Pipeline Corp. (1) 6,613 267,381
Royal Bank of Canada (1) 9,565 1,409,767
Sun Life Financial, Inc. (1) 3,828 229,867
Suncor Energy, Inc. (1) 16,118 674,508
Thomson Reuters Corp. (1) 15,214 2,362,395
Tourmaline Oil Corp. (1) 1,733 74,739
28,374,413
China - 1.2%
BOC Hong Kong Holdings Ltd. 486,500 2,279,143
Prosus NV 10,036 709,696
Wilmar International Ltd. 58,200 128,709
3,117,548
Denmark - 0.9%
Genmab A/S * 4,791 1,478,255
Pandora A/S 1,478 193,245
ROCKWOOL A/S, Class B 14,870 554,374
2,225,874
Finland - 0.9%
Elisa OYJ 29,366 1,541,371
Kone OYJ, Class B 5,428 370,239
Nokia OYJ 79,412 381,876
2,293,486
France - 7.9%
Air Liquide SA 9,143 1,905,005
AXA SA 2,954 141,659
Bouygues SA 9,854 444,452
Danone SA 28,355 2,470,664
Dassault Aviation SA 8,336 2,808,174
Dassault Systemes SE 10,831 364,366
Engie SA 4,240 91,145
EssilorLuxottica SA 1,091 355,397
Hermes International SCA 810 1,991,822
Ipsen SA 6,323 849,029
L'Oreal SA 7,066 3,070,085
Orange SA 84,827 1,375,977
Societe Generale SA 13,801 918,820
Thales SA 3,228 1,020,417
TotalEnergies SE 37,989 2,313,858
20,120,870
Germany - 5.5%
Allianz SE (Registered) 3,089 1,299,625
Beiersdorf AG 25,162 2,632,851
Commerzbank AG 30,463 1,153,391
CTS Eventim AG & Co. KGaA 1,483 145,593
Deutsche Boerse AG 1,426 381,870
Deutsche Telekom AG (Registered) 30,425 1,036,564
Fresenius Medical Care AG 3,998 211,245
Hannover Rueck SE 1,425 430,006
Mercedes-Benz Group AG 9,384 591,473
Rational AG 1,097 838,304
Rheinmetall AG 405 947,364
RWE AG 3,379 150,294

Schedule of Investments
September 30, 2025
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
47
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 5.5% (continued)
SAP SE 12,082 3,235,163
Scout24 SE (a) 7,717 968,155
14,021,898
Hong Kong - 2.8%
CK Asset Holdings Ltd. 281,500 1,363,334
Hang Seng Bank Ltd. 9,000 136,952
Power Assets Holdings Ltd. 519,000 3,285,080
Sino Land Co. Ltd. 323,866 409,472
Sun Hung Kai Properties Ltd. 124,000 1,483,232
WH Group Ltd. (a) 352,500 381,740
Wharf Real Estate Investment Co.
Ltd. 30,000 88,584
7,148,394
Italy - 1.7%
Coca-Cola HBC AG 37,799 1,783,305
Eni SpA 15,770 275,913
Ferrari NV 1,953 946,660
Generali 15,350 603,255
Leonardo SpA 8,618 551,437
Snam SpA 13,493 81,015
4,241,585
Japan - 19.6%
Advantest Corp. 14,100 1,395,093
Ajinomoto Co., Inc. 20,700 593,453
Canon, Inc. 32,000 933,859
Capcom Co. Ltd. 31,000 841,681
Chugai Pharmaceutical Co. Ltd. 60,500 2,682,239
Daito Trust Construction Co. Ltd. 92,000 2,018,595
Disco Corp. 700 219,478
Fast Retailing Co. Ltd. 2,100 637,795
Fujitsu Ltd. 9,000 211,125
Hoya Corp. 19,000 2,627,137
Idemitsu Kosan Co. Ltd. 34,500 236,035
Inpex Corp. 56,100 1,010,119
Japan Post Bank Co. Ltd. 177,800 2,177,147
Japan Post Holdings Co. Ltd. 7,400 73,447
Japan Tobacco, Inc. 98,000 3,214,112
Kao Corp. 3,700 161,250
KDDI Corp. 163,600 2,609,179
Keyence Corp. 3,000 1,117,683
Kobe Bussan Co. Ltd. 13,300 366,553
Konami Group Corp. 2,300 331,803
MatsukiyoCocokara & Co. (1) 30,000 609,392
MEIJI Holdings Co. Ltd. 43,000 891,621
Mitsubishi Electric Corp. 6,300 161,808
MonotaRO Co. Ltd. 61,000 885,644
Nexon Co. Ltd. 64,100 1,406,713
Nintendo Co. Ltd. 29,600 2,560,970
Nippon Yusen KK 13,500 460,690
Nissin Foods Holdings Co. Ltd. 21,300 401,199
Nitto Denko Corp. 35,000 829,666
NTT, Inc. 1,270,300 1,327,871
Obic Co. Ltd. 77,500 2,701,140
Oracle Corp. Japan 12,600 1,286,500
Osaka Gas Co. Ltd. 18,900 547,413
Otsuka Corp. 64,500 1,346,386
Otsuka Holdings Co. Ltd. 7,600 405,314
INVESTMENTS SHARES VALUE ($)
Japan - 19.6% (continued)
Recruit Holdings Co. Ltd. 22,300 1,198,934
Secom Co. Ltd. 22,200 814,460
Shin-Etsu Chemical Co. Ltd. 2,400 78,584
Shionogi & Co. Ltd. 57,500 1,013,142
SoftBank Corp. 557,000 819,235
Sumitomo Mitsui Trust Group, Inc. 16,400 475,994
Suntory Beverage & Food Ltd. 47,200 1,475,185
Takeda Pharmaceutical Co. Ltd. 2,600 76,363
Toho Co. Ltd. 6,600 424,267
Tokyo Electron Ltd. 1,400 248,174
Tokyo Gas Co. Ltd. 7,700 273,802
TOPPAN Holdings, Inc. 14,900 381,768
Trend Micro, Inc. 21,800 1,193,174
Yakult Honsha Co. Ltd. 9,900 161,437
ZOZO, Inc. 168,600 1,549,207
49,463,836
Netherlands - 3.4%
Adyen NV *(a) 533 857,639
Argenx SE * 81 59,847
Argenx SE * 1,392 1,028,479
ASM International NV 581 350,430
Heineken NV 8,963 701,884
Koninklijke Ahold Delhaize NV 71,565 2,895,841
Koninklijke KPN NV 199,601 957,993
Universal Music Group NV 40,577 1,172,572
Wolters Kluwer NV 4,000 546,000
8,570,685
Norway - 2.4%
Equinor ASA 55,488 1,353,137
Gjensidige Forsikring ASA 8,755 257,280
Kongsberg Gruppen ASA 62,581 1,999,923
Mowi ASA 3,605 76,266
Orkla ASA 192,072 2,008,080
Telenor ASA 30,331 503,297
6,197,983
Portugal - 0.2%
Galp Energia SGPS SA 4,609 87,339
Jeronimo Martins SGPS SA 20,528 499,759
587,098
Singapore - 3.4%
DBS Group Holdings Ltd. 48,420 1,920,231
Genting Singapore Ltd. 1,437,200 819,347
Oversea-Chinese Banking Corp.
Ltd. 257,400 3,281,752
Singapore Telecommunications Ltd. 145,500 465,173
United Overseas Bank Ltd. 76,700 2,059,813
8,546,316
Spain - 2.3%
CaixaBank SA 28,514 301,162
Endesa SA (1) 2,393 76,447
Iberdrola SA 100,282 1,898,272
Industria de Diseno Textil SA 62,258 3,445,596
Telefonica SA 13,761 70,817
5,792,294

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 2.0%
Essity AB, Class B 40,052 1,046,925
Evolution AB (a) 12,451 1,025,015
Holmen AB, Class B 3,328 126,444
Investor AB, Class B 7,399 231,621
L E Lundbergforetagen AB, Class B 1,464 76,069
Saab AB, Class B 3,114 191,331
Swedish Orphan Biovitrum AB * 35,020 1,070,501
Tele2 AB, Class B 6,560 111,904
Telefonaktiebolaget LM Ericsson,
Class B 102,373 848,263
Telia Co. AB 100,783 384,484
5,112,557
Switzerland - 3.8%
BKW AG 870 186,597
Chocoladefabriken Lindt & Spruengli
AG 127 1,941,664
EMS-Chemie Holding AG
(Registered) 1,207 857,538
Kuehne + Nagel International AG
(Registered) 4,123 771,568
Schindler Holding AG 957 363,924
Sonova Holding AG (Registered) 872 239,195
Swiss Prime Site AG (Registered) 522 73,126
Swisscom AG (Registered) 4,702 3,417,650
Zurich Insurance Group AG 2,614 1,868,444
9,719,706
United Kingdom - 10.3%
Associated British Foods plc 37,789 1,044,160
AstraZeneca plc 12,430 1,904,290
Auto Trader Group plc (a) 275,178 2,923,295
BAE Systems plc 107,149 2,982,646
British American Tobacco plc 63,955 3,401,593
CK Hutchison Holdings Ltd. 12,500 82,125
Compass Group plc 24,460 833,738
Diageo plc 2,674 63,983
HSBC Holdings plc 80,167 1,131,407
Imperial Brands plc 49,225 2,091,149
J Sainsbury plc 142,828 642,187
Next plc 1,110 185,041
Reckitt Benckiser Group plc 9,660 743,840
Rolls-Royce Holdings plc 86,757 1,394,555
Sage Group plc (The) 120,786 1,791,800
Tesco plc 274,835 1,647,276
Unilever plc 52,411 3,097,943
Vodafone Group plc 173,856 202,178
26,163,206
United States - 4.3%
CSL Ltd. 3,637 478,434
GSK plc 20,352 436,998
Holcim AG 1,641 140,018
Nestle SA (Registered) 18,834 1,729,625
Novartis AG (Registered) 27,193 3,496,431
Roche Holding AG 4,030 1,341,924
INVESTMENTS SHARES VALUE ($)
United States - 4.3% (continued)
Sanofi SA 10,579 1,001,767
INVESTMENTS SHARES VALUE ($)
United States - 4.3% (continued)
Shell plc 64,890 2,312,747
10,937,944
TOTAL COMMON STOCKS
(Cost $165,198,887) 238,756,855
PREFERRED STOCKS - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA (Preference) 32,696 2,638,120
Volkswagen AG (Preference) 770 83,460
TOTAL PREFERRED STOCKS
(Cost $2,233,842)                                                     2,721,580
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment
Fund, 4.13% (1)(c)
(Cost $11,261,440) 11,264,484 11,262,231
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $178,694,169) 252,740,666
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 844,543
NET ASSETS - 100.0% 253,585,209
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,469,077 12 .4%
Consumer Discretionary 16,425,651 6 .5
Consumer Staples 54,209,069 21 .4
Energy 14,430,969 5 .7
Financials 28,832,264 11 .4
Health Care 23,748,964 9 .4
Industrials 25,438,986 10 .0
Information Technology 21,763,895 8 .6
Materials 10,416,731 4 .1
Real Estate 5,466,457 2 .1
Utilities 9,276,372 3 .7
Investment Companies 11,262,231 4 .4
Total Investments In Securities
At Value 252,740,666 99 .7
Other Assets in Excess of
Liabilities ‡ 844,543 0 .3
Net Assets
$ 253,585,209 100 .0%

Schedule of Investments
September 30, 2025
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
49
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $7,790,687 of investments in securities, which represents 3.07% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2025 amounted to $85,371 of investments in securities, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 65 12/2025 USD $ 9,052,225 $ 35,008
Net unrealized appreciation $ 35,008
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 271,573 $ 271,573

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2025
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.5%
Australia - 0.6%
BHP Group Ltd. (2) 8,732 243,930
Computershare Ltd. (2) 26,547 637,814
Northern Star Resources Ltd. (2) 8,765 136,868
Pro Medicus Ltd. (2) 8,102 1,649,534
QBE Insurance Group Ltd. (2) 9,925 135,062
Telstra Group Ltd. (2) 41,337 131,787
2,934,995
Belgium - 0.2%
Ageas SA/NV (2) 17,638 1,223,307
Canada - 2.0%
Agnico Eagle Mines Ltd. 1,142 192,344
ARC Resources Ltd. 36,467 665,038
Bank of Nova Scotia (The) 7,065 456,836
Canadian Natural Resources Ltd. 11,166 357,036
Celestica, Inc. * 13,771 3,388,773
Empire Co. Ltd., Class A 9,081 325,929
Enbridge, Inc. 2,711 136,767
Fairfax Financial Holdings Ltd. 80 139,961
George Weston Ltd. 2,201 134,255
Great-West Lifeco, Inc. 3,441 139,648
Loblaw Cos. Ltd. 3,423 132,399
Power Corp. of Canada 7,139 308,910
Royal Bank of Canada 905 133,386
Suncor Energy, Inc. 80,775 3,380,281
Toronto-Dominion Bank (The) 1,740 139,130
Tourmaline Oil Corp. 2,924 126,104
10,156,797
China - 0.5%
Prosus NV (2) 36,326 2,568,796
Yangzijiang Shipbuilding Holdings
Ltd. (2) 52,300 136,830
2,705,626
Denmark - 0.5%
Danske Bank A/S (2) 64,920 2,773,030
Finland - 0.1%
Nordea Bank Abp (2) 22,917 377,300
France - 3.1%
BNP Paribas SA (2) 38,686 3,538,330
Carrefour SA (2) 9,085 137,681
Credit Agricole SA (2) 51,889 1,022,529
Orange SA (2) 48,929 793,676
Safran SA (2) 2,955 1,048,638
Societe Generale SA (2) 86,697 5,771,968
Thales SA (2) 5,454 1,724,087
TotalEnergies SE (2) 36,914 2,248,381
16,285,290
Germany - 2.2%
Allianz SE (Registered) (2) 5,305 2,231,955
Commerzbank AG (2) 75,480 2,857,825
Deutsche Bank AG (Registered) (2) 31,781 1,125,549
Deutsche Lufthansa AG
(Registered) (2) 16,420 139,360
INVESTMENTS SHARES VALUE ($)
Germany - 2.2% (continued)
Deutsche Telekom AG (Registered)
(2) 3,977 135,494
Mercedes-Benz Group AG (2) 3,526 222,244
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 219 139,826
Rheinmetall AG (2) 1,894 4,430,390
Talanx AG (2) 1,011 134,794
11,417,437
Italy - 1.6%
Banco BPM SpA (2) 26,886 403,519
Intesa Sanpaolo SpA (2) 356,158 2,357,473
Leonardo SpA (2) 26,110 1,670,692
UniCredit SpA (2) 48,097 3,659,946
8,091,630
Japan - 5.5%
Astellas Pharma, Inc. (2) 23,500 256,150
Canon, Inc. (2) 4,500 131,324
Dai-ichi Life Holdings, Inc. (2) 128,600 1,011,589
Daiichi Sankyo Co. Ltd. (2) 150,800 3,393,031
ENEOS Holdings, Inc. (2) 200,400 1,269,175
IHI Corp. (2) 19,600 365,036
Inpex Corp. (2) 85,200 1,534,084
Japan Post Bank Co. Ltd. (2) 127,400 1,560,003
Japan Post Holdings Co. Ltd. (2) 61,100 606,436
Kansai Electric Power Co., Inc.
(The) (2) 9,000 128,735
Kao Corp. (2) 21,400 932,634
LY Corp. (2) 180,700 580,049
Mitsubishi UFJ Financial Group,
Inc. (2) 67,300 1,085,642
Mizuho Financial Group, Inc. (2) 122,600 4,121,305
MS&AD Insurance Group Holdings,
Inc. (2) 6,000 135,876
Nexon Co. Ltd. (2) 52,700 1,156,533
NIDEC Corp. (2) 7,500 133,312
Nippon Building Fund, Inc., REIT 140 132,062
Nomura Holdings, Inc. (2) 18,200 133,382
ORIX Corp. (2) 5,300 139,104
Otsuka Holdings Co. Ltd. (2) 2,500 133,327
Panasonic Holdings Corp. (2) 270,900 2,940,374
Recruit Holdings Co. Ltd. (2) 37,200 2,000,016
Renesas Electronics Corp. (2) 11,200 128,858
Resona Holdings, Inc. (2) 91,500 933,053
Shionogi & Co. Ltd. (2) 26,300 463,402
Sony Financial Group, Inc. * 4,600 5,101
Sony Group Corp. (2) 4,600 132,235
Sumitomo Mitsui Financial Group,
Inc. (2) 4,800 135,038
Sumitomo Mitsui Trust Group, Inc.
(2) 23,900 693,674
Takeda Pharmaceutical Co. Ltd. (2) 61,800 1,815,090
Terumo Corp. (2) 8,100 133,622
Toyota Motor Corp. (2) 6,800 130,604
28,449,856

Schedule of Investments
September 30, 2025
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
51
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.4%
ABN AMRO Bank NV, CVA (2)(a) 72,004 2,309,856
ASML Holding NV (2) 245 238,921
ING Groep NV (2) 19,668 515,611
NN Group NV (2) 61,927 4,366,939
7,431,327
Russia - 0.0%
Evraz plc (3)* 77,212 –
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria
SA (2) 8,373 161,345
Banco de Sabadell SA (2) 34,495 134,641
Banco Santander SA (2) 448,615 4,707,909
Bankinter SA (2) 8,773 138,686
CaixaBank SA (2) 152,599 1,611,738
Repsol SA (2) 8,206 145,921
6,900,240
Sweden - 0.3%
Saab AB, Class B (2) 9,903 608,462
Svenska Handelsbanken AB, Class
A (2) 10,392 135,591
Swedbank AB, Class A (2) 14,670 442,824
Telefonaktiebolaget LM Ericsson,
Class B (2) 46,826 388,001
1,574,878
Switzerland - 0.1%
Zurich Insurance Group AG (2) 669 478,190
United Kingdom - 3.6%
Aviva plc (2) 14,780 136,727
Barclays plc (2) 754,111 3,880,147
British American Tobacco plc (2) 2,545 135,362
HSBC Holdings plc (2) 73,670 1,039,714
International Consolidated Airlines
Group SA (2) 178,193 932,564
Kingfisher plc (2) 33,838 140,961
Lloyds Banking Group plc (2) 1,604,282 1,815,381
NatWest Group plc (2) 595,987 4,209,667
Rolls-Royce Holdings plc (2) 279,545 4,493,479
Vodafone Group plc (2) 1,572,394 1,828,543
18,612,545
United States - 63.5%
AbbVie, Inc. 621 143,786
Adobe, Inc. * 17,346 6,118,802
Advanced Micro Devices, Inc. * 11,693 1,891,810
Airbnb, Inc., Class A * 12,811 1,555,512
Allstate Corp. (The) 637 136,732
Alnylam Pharmaceuticals, Inc. * 2,245 1,023,720
Alphabet, Inc., Class A 13,075 3,178,533
Alphabet, Inc., Class C 26,398 6,429,233
Altria Group, Inc. 53,906 3,561,030
Amazon.com, Inc. * 33,629 7,383,920
American International Group, Inc. 2,106 165,405
American Tower Corp., REIT 684 131,547
Ameriprise Financial, Inc. 271 133,129
Amphenol Corp., Class A 1,167 144,416
Apple, Inc. 61,467 15,651,342
INVESTMENTS SHARES VALUE ($)
United States - 63.5% (continued)
Arista Networks, Inc. * 28,976 4,222,093
AT&T, Inc. 4,731 133,603
Atlassian Corp., Class A * 18,683 2,983,675
AutoZone, Inc. * 268 1,149,784
Bank of New York Mellon Corp.
(The) 1,261 137,399
Berkshire Hathaway, Inc., Class B * 8,118 4,081,243
BioMarin Pharmaceutical, Inc. * 2,484 134,533
Booking Holdings, Inc. 815 4,400,405
Booz Allen Hamilton Holding Corp.,
Class A 26,177 2,616,391
Bristol-Myers Squibb Co. 57,262 2,582,516
Broadcom, Inc. 24,706 8,150,756
Capital One Financial Corp. 11,197 2,380,258
Centene Corp. * 85,320 3,044,218
Charles Schwab Corp. (The) 26,712 2,550,195
Charter Communications, Inc., Class
A * 5,441 1,496,846
Chevron Corp. 842 130,754
Chubb Ltd. 9,459 2,669,803
Cigna Group (The) 457 131,730
Cisco Systems, Inc. 1,983 135,677
Citigroup, Inc. 27,075 2,748,113
CME Group, Inc. 14,222 3,842,642
Comcast Corp., Class A 76,239 2,395,429
ConocoPhillips 15,726 1,487,522
Costco Wholesale Corp. 141 130,514
Coterra Energy, Inc. 13,718 324,431
Crowdstrike Holdings, Inc., Class A * 310 152,018
CVS Health Corp. 1,736 130,877
Dell Technologies, Inc., Class C 15,114 2,142,712
Devon Energy Corp. 51,673 1,811,655
Dollar General Corp. 31,632 3,269,167
DoorDash, Inc., Class A * 502 136,539
DR Horton, Inc. 952 161,335
DraftKings, Inc., Class A * 63,623 2,379,500
eBay, Inc. 1,424 129,513
Edison International 22,696 1,254,635
Edwards Lifesciences Corp. * 1,786 138,897
Electronic Arts, Inc. 792 159,746
Eli Lilly & Co. 181 138,103
EQT Corp. 2,560 139,341
Equinix, Inc., REIT 167 130,801
Everest Group Ltd. 1,706 597,492
Expand Energy Corp. 7,087 752,923
Expedia Group, Inc. 25,319 5,411,936
Exxon Mobil Corp. 8,625 972,469
FedEx Corp. 15,230 3,591,386
Fidelity National Financial, Inc. 14,664 887,025
Fidelity National Information
Services, Inc. 2,083 137,353
Fiserv, Inc. * 1,095 141,178
Fortinet, Inc. * 1,588 133,519
Freeport-McMoRan, Inc. 4,722 185,197
Garmin Ltd. 1,098 270,350
GE Aerospace 23,364 7,028,358
GE Vernova, Inc. 8,844 5,438,176
General Dynamics Corp. 3,651 1,244,991
General Motors Co. 97,968 5,973,109
Gilead Sciences, Inc. 8,808 977,688

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2025
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 63.5% (continued)
HCA Healthcare, Inc. 342 145,760
Howmet Aerospace, Inc. 1,198 235,084
HP, Inc. 55,474 1,510,557
Incyte Corp. * 27,720 2,350,933
Intel Corp. * 202,054 6,778,912
International Business Machines
Corp. 532 150,109
Intuit, Inc. 3,581 2,445,501
Johnson & Johnson 32,318 5,992,404
JPMorgan Chase & Co. 426 134,373
Kinder Morgan, Inc. 4,896 138,606
Lam Research Corp. 14,716 1,970,472
Las Vegas Sands Corp. 2,530 136,089
Lockheed Martin Corp. 6,091 3,040,688
Mastercard, Inc., Class A 236 134,239
McDonald's Corp. 437 132,800
McKesson Corp. 3,512 2,713,160
Merck & Co., Inc. 75,824 6,363,908
Meta Platforms, Inc., Class A 6,436 4,726,470
MetLife, Inc. 1,656 136,405
Micron Technology, Inc. 41,182 6,890,572
Microsoft Corp. 38,394 19,886,173
Molina Healthcare, Inc. * 26,149 5,003,873
MongoDB, Inc., Class A * 420 130,360
Morgan Stanley 873 138,772
MSCI, Inc., Class A 236 133,909
Netflix, Inc. * 1,321 1,583,773
Newmont Corp. 19,591 1,651,717
News Corp., Class A 41,629 1,278,427
Northrop Grumman Corp. 4,236 2,581,080
Novartis AG (Registered) (2) 35,563 4,572,633
Nutanix, Inc., Class A * 2,744 204,126
NVIDIA Corp. 119,087 22,219,253
Oracle Corp. 6,141 1,727,095
Palantir Technologies, Inc., Class A * 42,933 7,831,838
Palo Alto Networks, Inc. * 15,113 3,077,309
PepsiCo, Inc. 940 132,014
Pfizer, Inc. 37,938 966,660
PG&E Corp. 118,412 1,785,653
Philip Morris International, Inc. 22,242 3,607,652
Pinterest, Inc., Class A * 3,778 121,538
PNC Financial Services Group, Inc.
(The) 7,441 1,495,120
Procter & Gamble Co. (The) 871 133,829
Progressive Corp. (The) 555 137,057
Pure Storage, Inc., Class A * 1,566 131,246
QUALCOMM, Inc. 1,448 240,889
Regeneron Pharmaceuticals, Inc. 3,094 1,739,663
Robinhood Markets, Inc., Class A * 1,123 160,791
ROBLOX Corp., Class A * 45,125 6,250,715
Roche Holding AG (2) 408 135,857
Salesforce, Inc. 15,542 3,683,454
Seagate Technology Holdings plc 917 216,467
ServiceNow, Inc. * 142 130,680
Shell plc (2) 38,971 1,388,967
Snap, Inc., Class A * 17,931 138,248
Snowflake, Inc., Class A * 22,399 5,052,094
SS&C Technologies Holdings, Inc. 1,514 134,383
State Street Corp. 1,182 137,124
Swiss Re AG (2) 3,842 713,563
INVESTMENTS SHARES VALUE ($)
United States - 63.5% (continued)
Take-Two Interactive Software, Inc. * 560 144,682
Tesla, Inc. * 10,075 4,480,554
Textron, Inc. 1,610 136,029
TJX Cos., Inc. (The) 968 139,915
T-Mobile US, Inc. 562 134,532
Travelers Cos., Inc. (The) 482 134,584
Truist Financial Corp. 2,916 133,320
Tyson Foods, Inc., Class A 47,015 2,552,915
Uber Technologies, Inc. * 1,363 133,533
United Parcel Service, Inc., Class B 7,057 589,471
United Therapeutics Corp. * 303 127,021
UnitedHealth Group, Inc. 7,871 2,717,856
Veeva Systems, Inc., Class A * 9,503 2,831,039
VeriSign, Inc. 9,229 2,580,152
Verizon Communications, Inc. 3,084 135,542
Vertiv Holdings Co., Class A 3,494 527,105
Visa, Inc., Class A 393 134,162
Walmart, Inc. 76,732 7,908,000
Welltower, Inc., REIT 777 138,415
West Pharmaceutical Services, Inc. 515 135,100
Western Digital Corp. 11,140 1,337,468
Workday, Inc., Class A * 4,819 1,160,078
Zoom Communications, Inc., Class
A * 43,372 3,578,190
Zscaler, Inc. * 8,352 2,502,760
328,900,903
TOTAL COMMON STOCKS
(Cost $309,695,990) 448,313,351
PREFERRED STOCKS - 0.0% †
Germany - 0.0% †
Volkswagen AG (Preference) (2)
   (Cost $114,617) 1,220 132,235
SHORT-TERM INVESTMENTS - 10.1%
INVESTMENT COMPANIES - 10.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.93% (b)(c) 15,726,500 15,726,500
Limited Purpose Cash Investment
Fund, 4.13% (b) 36,879,061 36,871,685
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,589,431) 52,598,185
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.6%
(Cost $362,400,038) 501,043,771
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.4% ‡ 17,730,128
NET ASSETS - 100.0% 518,773,899

Schedule of Investments
September 30, 2025
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
53
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 32,933,400 6.3%
Consumer Discretionary 40,108,710 7.7
Consumer Staples 23,093,382 4.5
Energy 17,009,455 3.3
Financials 90,046,840 17.4
Health Care 52,086,092 10.0
Industrials 45,617,355 8.8
Information Technology 141,438,449 27.3
Materials 2,410,056 0.5
Real Estate 532,825 0.1
Utilities 3,169,022 0.6
Investment Companies 52,598,185 10.1
Total Investments In Securities
At Value 501,043,771 96.6
Other Assets in Excess of
Liabilities ‡ 17,730,128 3.4
Net Assets
$ 518,773,899 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2025 amounted to $2,309,856 of investments in securities, which represents 0.45% of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2025.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Total return swap contracts outstanding as of September 30, 2025:
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/19/2025 CHF (37,649,660) $ 71,705
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%)
Monthly JPMC 12/17/2025 AUD (6,984,504) 1,950
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 JPY 231,798,644 25,435

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2025
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 EUR 2,630,523 $ 96,465
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 SEK 13,253,343 1,485
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.07%)
Monthly JPMC 12/17/2025 CHF (8,688,836) 163,142
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 GBP 3,903,877 42,297
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread (0.80%)
Increases in
total return of
reference entity
Monthly GSIN 12/17/2025 ILS 4,296,412 23,894
Total unrealized appreciation 426,373
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/17/2025 EUR (18,688,824) (630,776)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.15%)
Monthly JPMC 12/17/2025 CAD (1,048,294) (23,040)

Schedule of Investments
September 30, 2025
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
55
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 HKD 176,442,664 $ (68,506)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.03%)
Monthly JPMC 12/17/2025 EUR (923,670) (15,828)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.17%)
Monthly JPMC 12/17/2025 EUR (13,371,539) (1,468,619)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/17/2025 SGD 75,146 (737)
Total unrealized depreciation (2,207,506)
Net unrealized depreciation $ (1,781,133)
Futures contracts outstanding as of September 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 107 10/2025 EUR $ 9,917,964 $ 107,051
IBEX 35 Index 158 10/2025 EUR 28,767,510 414,534
MSCI Singapore Index 60 10/2025 SGD 2,080,778 (3,907)
OMXS30 Index 241 10/2025 SEK 6,822,155 81,492
DAX Index 19 12/2025 EUR 13,390,304 204,203
FTSE 100 Index 188 12/2025 GBP 23,786,036 235,856
S&P 500 E-Mini Index 188 12/2025 USD 63,344,250 828,080

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2025
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 233 12/2025 JPY $ 49,487,981 $ 206,066
Total of long contracts 2,073,375
Short Contracts
FTSE/MIB Index (46) 12/2025 EUR (11,474,719) (30,543)
S&P/TSX 60 Index (90) 12/2025 CAD (22,929,079) (537,098)
SPI 200 Index (217) 12/2025 AUD (31,851,608) 50,223
Total of short contracts (517,418)
Net unrealized appreciation $ 1,555,957
Forward foreign currency exchange contracts outstanding as of September 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 9,213,000 USD 6,000,903 CITG 12/17/2025 $ 100,909
AUD 9,213,000 USD 6,000,891 JPMC 12/17/2025 100,921
CAD 3,412,000 USD 2,458,973 CITG 12/17/2025 1,645
CAD 3,412,000 USD 2,458,968 JPMC 12/17/2025 1,650
DKK 1,854,500 USD 292,235 CITG 12/17/2025 972
DKK 1,854,500 USD 292,235 JPMC 12/17/2025 973
EUR 35,196,500 USD 41,304,714 CITG 12/17/2025 202,523
EUR 35,196,500 USD 41,304,631 JPMC 12/17/2025 202,606
GBP 8,137,000 USD 10,914,502 CITG 12/17/2025 29,992
GBP 8,137,000 USD 10,914,480 JPMC 12/17/2025 30,014
HKD 8,785,375 USD 1,129,662 CITG 12/17/2025 1,104
HKD 8,785,375 USD 1,129,660 JPMC 12/17/2025 1,106
ILS 2,175,501 USD 651,075 CITG 12/17/2025 5,889
ILS 2,175,498 USD 651,073 JPMC 12/17/2025 5,890
JPY 2,995,169,481 USD 20,338,221 CITG 12/17/2025 77,337
JPY 2,995,169,481 USD 20,344,305 JPMC 12/17/2025 71,252
NOK 339,135,000 USD 33,576,638 CITG 12/17/2025 413,676
NOK 339,135,001 USD 33,576,571 JPMC 12/17/2025 413,744
SEK 149,503,543 USD 15,935,286 CITG 12/17/2025 22,129
SEK 149,503,542 USD 15,935,254 JPMC 12/17/2025 22,160
SGD 3,000 USD 2,339 CITG 12/17/2025 –
(a)
SGD 3,000 USD 2,339 JPMC 12/17/2025 –
(a)
USD 11,339,043 CAD 15,535,525 CITG 12/17/2025 135,350
USD 11,339,065 CAD 15,535,525 JPMC 12/17/2025 135,372
USD 1,277,795 CHF 1,004,986 CITG 12/17/2025 3,615
USD 1,277,798 CHF 1,004,986 JPMC 12/17/2025 3,617
USD 90,303 DKK 570,500 CITG 12/17/2025 103
USD 90,303 DKK 570,500 JPMC 12/17/2025 104
USD 5,745,567 EUR 4,835,000 CITG 12/17/2025 43,651
USD 5,745,578 EUR 4,835,000 JPMC 12/17/2025 43,662
USD 54,967,641 GBP 40,719,876 CITG 12/17/2025 198,265
USD 54,967,751 GBP 40,719,876 JPMC 12/17/2025 198,375
USD 42,059 HKD 326,500 CITG 12/17/2025 35
USD 42,059 HKD 326,500 JPMC 12/17/2025 35
USD 1,819 ILS 6,000 CITG 12/17/2025 7
USD 1,819 ILS 6,000 JPMC 12/17/2025 7
USD 584,359 JPY 85,000,000 CITG 12/17/2025 4,986
USD 584,360 JPY 85,000,000 JPMC 12/17/2025 4,987
USD 8,280,977 NOK 81,999,999 CITG 12/17/2025 62,404
USD 8,280,993 NOK 82,000,001 JPMC 12/17/2025 62,420
USD 8,847,607 SEK 82,000,001 CITG 12/17/2025 95,252

Schedule of Investments
September 30, 2025
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | September 2025
57
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 8,847,624 SEK 81,999,999 JPMC 12/17/2025 $ 95,270
USD 28,286 SGD 36,000 CITG 12/17/2025 216
USD 28,286 SGD 36,000 JPMC 12/17/2025 216
Total unrealized appreciation 2,794,441
AUD 274,500 USD 183,559 CITG 12/17/2025 (1,756)
AUD 274,500 USD 183,559 JPMC 12/17/2025 (1,756)
CAD 6,696,000 USD 4,862,660 CITG 12/17/2025 (33,732)
CAD 6,696,000 USD 4,862,650 JPMC 12/17/2025 (33,722)
CHF 542,000 USD 694,793 CITG 12/17/2025 (7,613)
CHF 542,000 USD 694,791 JPMC 12/17/2025 (7,612)
DKK 465,500 USD 74,009 CITG 12/17/2025 (410)
DKK 465,500 USD 74,009 JPMC 12/17/2025 (410)
EUR 2,639,500 USD 3,114,871 CITG 12/17/2025 (2,108)
EUR 2,639,500 USD 3,114,864 JPMC 12/17/2025 (2,102)
GBP 12,548,000 USD 16,968,576 CITG 12/17/2025 (91,165)
GBP 12,548,000 USD 16,968,542 JPMC 12/17/2025 (91,129)
HKD 1,738,500 USD 223,826 CITG 12/17/2025 (64)
HKD 1,738,500 USD 223,825 JPMC 12/17/2025 (64)
JPY 5,083,615,800 USD 34,882,020 CITG 12/17/2025 (231,276)
JPY 5,083,615,800 USD 34,900,199 JPMC 12/17/2025 (249,455)
NZD 14,518,930 USD 8,538,337 CITG 12/17/2025 (95,398)
NZD 14,518,929 USD 8,538,319 JPMC 12/17/2025 (95,381)
SEK 7,851,186 USD 838,200 CITG 12/17/2025 (195)
SEK 7,851,186 USD 838,198 JPMC 12/17/2025 (194)
SGD 1,400,362 USD 1,098,699 CITG 12/17/2025 (6,819)
SGD 1,400,362 USD 1,098,697 JPMC 12/17/2025 (6,817)
USD 6,890,817 AUD 10,526,969 CITG 12/17/2025 (81,243)
USD 6,890,830 AUD 10,526,968 JPMC 12/17/2025 (81,230)
USD 48,818,621 CHF 38,693,014 CITG 12/17/2025 (238,666)
USD 48,818,718 CHF 38,693,014 JPMC 12/17/2025 (238,569)
USD 459,517 DKK 2,923,000 CITG 12/17/2025 (2,626)
USD 459,518 DKK 2,923,000 JPMC 12/17/2025 (2,626)
USD 14,666 HKD 114,000 CITG 12/17/2025 (7)
USD 14,666 HKD 114,000 JPMC 12/17/2025 (7)
USD 10,666 ILS 35,502 CITG 12/17/2025 (55)
USD 10,665 ILS 35,498 JPMC 12/17/2025 (55)
USD 135,485 JPY 20,000,000 CITG 12/17/2025 (839)
USD 135,485 JPY 20,000,000 JPMC 12/17/2025 (838)
USD 690,563 NZD 1,191,500 CITG 12/17/2025 (2,309)
USD 690,564 NZD 1,191,500 JPMC 12/17/2025 (2,308)
USD 4,746,061 SEK 44,500,000 CITG 12/17/2025 (3,692)
USD 4,746,071 SEK 44,500,000 JPMC 12/17/2025 (3,683)
USD 8,565 SGD 11,000 CITG 12/17/2025 (11)
USD 8,565 SGD 11,000 JPMC 12/17/2025 (11)
Total unrealized depreciation (1,617,953)
Net unrealized appreciation $ 1,176,488
(a) Represents less than $0.5.

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2025
Collateral pledged to (received from) each counterparty at September 30, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 11,670,012 $ 11,670,012
CITG
Cash (430,590) – (430,590)
Investment Companies 2,519,106 – 2,519,106
GSCO
Cash – 3,491,993 3,491,993
GSIN
Cash 189,789 – 189,789
JPMC
Investment Companies 13,207,394 – 13,207,394

Schedule of Investments
AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
Abbreviations
ADR - American Depositary Receipt
BDR - Brazilian Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CPI - Consumer Price Index
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
Australian Bank-Bill Reference Rate (“BBR”): 3.54%
Canadian Overnight Repo Rate Average (“CORRA”): 2.56%
Euro Short-Term Rate (“ESTR”): 1.92%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.54%
Shekel Interbank Offered Rate (“SHIRON”): 4.50%
Singapore Overnight Rate Average (“SORA”): 1.20%
Sterling Overnight Index Average (“SONIA”): 3.97%
Swiss Average Rate Overnight (“SARON”): -0.05%
Tokyo Overnight Average Rate (“TONAR”): 0.48%

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 656,353,381 $ 86,652,316 $ 491,567,621 $ 420,305,551
Investments in securities of unaffiliated issuers, at value .......... $ 1,268,065,271 $ 133,491,359 $ 730,708,709 $ 589,266,465
Cash ................................................. — — 23,382 505
Cash denominated in foreign currencies
‡
...................... — — 288,987 318,121
Deposits with brokers for futures contracts ..................... 2,117,815 460,314 716,431 795,750
Variation margin on futures contracts ......................... 117,734 11,997 89,133 88,046
Receivables:
Foreign tax reclaims ................................... — — 1,036,487 —
Dividends ........................................... 911,623 61,918 1,814,904 1,240,490
Capital shares sold .................................... 760,110 332,632 253,191 19,990
Prepaid expenses .......................................
42,176 29,384 36,202 23,376
Total Assets 1,272,014,729 134,387,604 734,967,426 591,752,743
LIABILITIES:
Payables: – – – –
Accrued investment advisory fees ......................... 271,996 38,959 235,734 246,878
Accrued distribution fees—Class N ........................ 1,451 2,941 1,178 673
Capital shares redeemed ............................... 2,157,334 256,311 1,883,239 522,769
Deferred foreign capital gains tax ......................... — — — 1,887,688
Other accrued expenses and liabilities ........................
165,751 56,377 127,114 168,590
Total Liabilities 2,596,532 354,588 2,247,265 2,826,598
Commitments and contingent liabilities
^
Net Assets $ 1,269,418,197 $ 134,033,016 $ 732,720,161 $ 588,926,145
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 524,006,917 $ 75,343,824 $ 444,165,856 $ 412,502,404
Total distributable earnings (loss) ...........................
745,411,280 58,689,192 288,554,305 176,423,741
Net Assets $ 1,269,418,197 $ 134,033,016 $ 732,720,161 $ 588,926,145
NET ASSETS:
Class I ............................................... $ 287,765,278 $ 68,318,629 $ 151,864,646 $ 100,613,580
Class N ............................................... 7,181,767 15,294,965 6,085,799 4,013,054
Class R6 .............................................. 974,471,152 50,419,422 574,769,716 484,299,511
SHARES OUTSTANDING: – – – –
Class I ............................................... 12,865,620 3,458,647 8,755,783 7,844,997
Class N ............................................... 317,309 775,962 350,711 310,102
Class R6 .............................................. 43,618,056 2,545,448 33,188,433 37,758,127
NET ASSET VALUE: – – – –
Class I ............................................... $ 22.37 $ 19.75 $ 17.34 $ 12.83
Class N ............................................... $ 22.63 $ 19.71 $ 17.35 $ 12.94
Class R6 .............................................. $ 22.34 $ 19.81 $ 17.32 $ 12.83
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 288,537 $ 313,708
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 318,930,150 $ 75,139,283 $ 128,179,418 $ 1,213,202,046
Investments in securities of unaffiliated issuers, at value .......... $ 655,088,094 $ 134,822,224 $ 211,471,546 $ 2,034,639,837
Cash ................................................. — — 5,458 —
Cash denominated in foreign currencies
‡
...................... 403 — 79,154 —
Deposits with brokers for futures contracts ..................... 1,197,100 435,505 331,895 4,903,287
Variation margin on futures contracts ......................... 66,467 — 2,662 271,185
Receivables:
Foreign tax reclaims ................................... — — 455,247 —
Dividends ........................................... 249,336 59,381 308,705 1,414,887
Capital shares sold .................................... 49,314 255,896 21,758 3,471,978
Due from custodian .................................... — — 16,712 —
Prepaid expenses .......................................
40,586 32,326 31,610 59,197
Total Assets 656,691,300 135,605,332 212,724,747 2,044,760,371
LIABILITIES:
Due to custodian ........................................ — 8,546 — —
Variation margin on futures contracts ......................... — 49,332 — —
Payables: – – – –
Securities purchased ................................... — — 16,712 —
IRS compliance fee and related expenses ................... — — 203,775 —
Accrued investment advisory fees ......................... 135,231 37,658 58,974 435,085
Accrued distribution fees—Class N ........................ 19,890 4,509 1,303 21,399
Capital shares redeemed ............................... 232,075 41,321 65,811 3,674,141
Other accrued expenses and liabilities ........................
137,244 65,271 83,001 338,387
Total Liabilities 524,440 206,637 429,576 4,469,012
Commitments and contingent liabilities
^
Net Assets $ 656,166,860 $ 135,398,695 $ 212,295,171 $ 2,040,291,359
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 221,338,827 $ 64,678,775 $ 104,337,863 $ 918,211,718
Total distributable earnings (loss) ...........................
434,828,033 70,719,920 107,957,308 1,122,079,641
Net Assets $ 656,166,860 $ 135,398,695 $ 212,295,171 $ 2,040,291,359
NET ASSETS:
Class I ............................................... $ 288,472,451 $ 91,734,341 $ 113,017,349 $ 1,232,485,737
Class N ............................................... 97,474,029 24,376,855 6,112,197 103,755,704
Class R6 .............................................. 270,220,380 19,287,499 93,165,625 704,049,918
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,440,434 4,022,967 6,178,240 55,713,271
Class N ............................................... 3,869,812 1,070,410 327,399 4,701,273
Class R6 .............................................. 10,785,932 850,668 5,107,962 31,898,772
NET ASSET VALUE: – – – –
Class I ............................................... $ 25.22 $ 22.80 $ 18.29 $ 22.12
Class N ............................................... $ 25.19 $ 22.77 $ 18.67 $ 22.07
Class R6 .............................................. $ 25.05 $ 22.67 $ 18.24 $ 22.07
‡
Cash denominated in foreign currencies, at cost ............... $ 384 $ — $ 75,915 $ —
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 178,694,169 $ 362,400,038
Investments in securities of unaffiliated issuers, at value ......................................... $ 252,740,666 $ 501,043,771
Cash ................................................................................ 35 —
Cash denominated in foreign currencies
‡
..................................................... 6,922 569,857
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 2,794,441
Unrealized appreciation on OTC swaps ...................................................... — 426,373
Due from brokers ...................................................................... — 142,892
Deposits with brokers for futures contracts .................................................... 272,296 16,059,547
Variation margin on futures contracts ........................................................ 34,285 658,415
Receivables:
Securities sold ...................................................................... — 45,525
Foreign tax reclaims .................................................................. 278,069 302,408
Dividends .......................................................................... 437,144 635,976
Capital shares sold ................................................................... 61,557 953,058
Prepaid expenses ......................................................................
35,754 28,637
Total Assets 253,866,728 523,660,900
LIABILITIES:
Due to custodian ....................................................................... — 60,024
Due to brokers ........................................................................ — 430,590
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 1,617,953
Unrealized depreciation on OTC swaps ...................................................... — 2,207,506
Payables: – –
Securities purchased .................................................................. — 28,749
Accrued investment advisory fees ........................................................ 67,201 258,180
Accrued distribution fees—Class N ....................................................... 615 4,601
Capital shares redeemed .............................................................. 134,610 168,042
Other accrued expenses and liabilities .......................................................
79,093 111,356
Total Liabilities 281,519 4,887,001
Commitments and contingent liabilities
^
Net Assets $ 253,585,209 $ 518,773,899
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 180,254,046 $ 324,248,392
Total distributable earnings (loss) ..........................................................
73,331,163 194,525,507
Net Assets $ 253,585,209 $ 518,773,899
NET ASSETS:
Class I .............................................................................. $ 40,335,226 $ 42,787,390
Class N .............................................................................. 3,346,950 24,643,350
Class R6 ............................................................................. 209,903,033 451,343,159
SHARES OUTSTANDING: – –
Class I .............................................................................. 2,440,627 3,199,942
Class N .............................................................................. 194,564 1,874,237
Class R6 ............................................................................. 12,709,961 33,462,218
NET ASSET VALUE: – –
Class I .............................................................................. $ 16.53 $ 13.37
Class N .............................................................................. $ 17.20 $ 13.15
Class R6 ............................................................................. $ 16.51 $ 13.49
‡
Cash denominated in foreign currencies, at cost .............................................. $ 6,895 $ 569,318
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2025
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
INVESTMENT INCOME:
Dividend income
†
................................. $ 20,292,965 $ 1,528,632 $ 19,171,789 $ 20,122,061
Interest income ................................... 202 706 1,019 268
European Union tax reclaims ......................... — — 637,143 —
Total Income 20,293,167 1,529,338 19,809,951 20,122,329
EXPENSES:
Investment advisory fees ............................ 2,960,100 515,852 2,553,679 2,613,460
Custody fees ..................................... 39,431 19,129 86,190 304,526
Administration & accounting fees ...................... 220,953 21,360 118,423 97,303
Legal fees ....................................... 60,174 6,350 30,136 30,746
Audit & tax fees ................................... 57,388 56,904 59,242 98,435
Shareholder reporting fees .......................... 33,294 25,371 30,731 36,494
Transfer agent fees ................................ 291,265 73,227 154,056 70,189
Trustee fees ..................................... 69,634 7,567 36,936 30,838
Distribution fees—Class N ........................... 15,795 25,340 6,428 4,715
Interest expense .................................. 59,989 7,316 28,953 24,053
Recoupment of reimbursement ....................... 24,768 — — 28,777
Registration fees .................................. 73,195 58,056 67,474 59,512
European Union tax reclaim fees ...................... — — 235,949 —
Other expenses .................................. 83,309 37,317 44,450 72,454
Total Expenses 3,989,295 853,789 3,452,647 3,471,502
Less expense reimbursements ....................... (61,168) (145,333) (165,967) (191,767)
Net Expenses 3,928,127 708,456 3,286,680 3,279,735
Net Investment Income (Loss) 16,365,040 820,882 16,523,271 16,842,594
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers
(net of foreign capital gains tax of $—, $—, $— and
$742,708) .................................. 147,110,134 14,131,786 41,572,727 20,585,027
Settlement of foreign currency and foreign currency
transactions ................................. — — 55,731 (203,120)
Expiration or closing of futures contracts .............. 5,045,183 588,553 2,462,108 3,361,538
Net realized gain (loss) 152,155,317 14,720,339 44,090,566 23,743,445
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of changes in deferred foreign capital gains tax of $—, $—, $— and
$(4,541,231)) ................................ 72,143,767 3,314,676 95,639,619 46,315,567
Foreign currency and foreign currency transactions ...... — — 44,762 (7,155)
Futures contracts ............................... (922,872) (170,007) (327,563) (1,249,093)
Net change in unrealized appreciation (depreciation) 71,220,895 3,144,669 95,356,818 45,059,319
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 223,376,212 17,865,008 139,447,384 68,802,764
Net increase (decrease) in net assets resulting from
operations $ 239,741,252 $ 18,685,890 $ 155,970,655 $ 85,645,358
†
Net of foreign taxes withheld of ...................... $ 26,320 $ 2,139 $ 1,800,502 $ 2,859,187

Statements of Operations

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2025
AQR LARGE CAP
MOMENTUM STYLE
FUND
AQR SMALL CAP
MOMENTUM STYLE
FUND
AQR
INTERNATIONAL
MOMENTUM STYLE
FUND
AQR LARGE CAP
DEFENSIVE STYLE
FUND
INVESTMENT INCOME:
Dividend income
†
................................. $ 7,994,346 $ 1,340,934 $ 5,105,050 $ 36,880,545
Interest income ................................... 4,431 — — 1,583
European Union tax reclaims ......................... — — 705,653 —
Total Income 7,998,777 1,340,934 5,810,703 36,882,128
EXPENSES:
Investment advisory fees ............................ 1,627,433 596,649 762,239 5,478,143
Custody fees ..................................... 27,624 29,566 53,511 61,446
Administration & accounting fees ...................... 121,664 24,773 35,427 410,589
Legal fees ....................................... 32,503 7,057 8,677 105,688
Audit & tax fees ................................... 56,593 57,524 62,894 61,440
Shareholder reporting fees .......................... 38,684 29,064 24,627 59,707
Transfer agent fees ................................ 407,030 130,603 128,757 1,059,859
Trustee fees ..................................... 39,261 8,722 11,852 128,471
Distribution fees—Class N ........................... 217,259 29,138 11,862 317,488
Interest expense .................................. 41,868 12,459 9,403 113,721
Recoupment of reimbursement ....................... 9,787 — — 52,130
Registration fees .................................. 62,942 57,418 55,678 92,767
IRS compliance fee and related expenses ............... — — 203,775 —
European Union tax reclaim fees ...................... — — 262,311 —
Other expenses .................................. 61,336 18,249 22,448 182,684
Total Expenses 2,743,984 1,001,222 1,653,461 8,124,133
Less expense reimbursements ....................... (99,036) (175,994) (190,044) (34,868)
Net Expenses 2,644,948 825,228 1,463,417 8,089,265
Net Investment Income (Loss) 5,353,829 515,706 4,347,286 28,792,863
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 120,876,693 15,983,428 33,587,494 359,466,647
Settlement of foreign currency and foreign currency
transactions ................................. 8 — (47,978) —
Expiration or closing of futures contracts .............. 4,530,158 940,983 815,340 6,856,460
Net realized gain (loss) 125,406,859 16,924,411 34,354,856 366,323,107
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ (13,006,331) 3,357,939 (1,670,288) (255,959,672)
Foreign currency and foreign currency transactions ...... 15 — 21,859 —
Futures contracts ............................... (453,415) (237,637) (41,863) (1,038,991)
Net change in unrealized appreciation (depreciation) (13,459,731) 3,120,302 (1,690,292) (256,998,663)
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 111,947,128 20,044,713 32,664,564 109,324,444
Net increase (decrease) in net assets resulting from
operations $ 117,300,957 $ 20,560,419 $ 37,011,850 $ 138,117,307
†
Net of foreign taxes withheld of ...................... $ 3,087 $ 2,566 $ 397,052 $ —

Statements of Operations

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2025
AQR
INTERNATIONAL
DEFENSIVE STYLE
FUND
AQR GLOBAL
EQUITY FUND
INVESTMENT INCOME:
Dividend income
†
................................................................... $ 6,759,246 $ 9,129,253
Interest income ..................................................................... — 8,771
European Union tax reclaims ........................................................... 332,942 —
Total Income 7,092,188 9,138,024
EXPENSES:
Investment advisory fees .............................................................. 985,859 2,584,800
Custody fees ....................................................................... 47,123 59,248
Administration & accounting fees ........................................................ 45,909 79,963
Legal fees ......................................................................... 11,662 20,872
Audit & tax fees ..................................................................... 59,728 87,106
Shareholder reporting fees ............................................................ 24,022 22,962
Transfer agent fees .................................................................. 69,728 60,689
Trustee fees ....................................................................... 15,084 25,368
Distribution fees—Class N ............................................................. 6,514 27,414
Interest expense .................................................................... 11,700 46,930
Recoupment of reimbursement ......................................................... — 34,392
Registration fees .................................................................... 60,638 58,415
European Union tax reclaim fees ........................................................ 122,624 —
Other expenses .................................................................... 23,577 160,869
Total Expenses 1,484,168 3,269,028
Less expense reimbursements ......................................................... (178,783) (5,057)
Net Expenses 1,305,385 3,263,971
Net Investment Income (Loss) 5,786,803 5,874,053
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers .................................. 5,286,544 49,799,693
Settlement of foreign currency and foreign currency transactions .............................. 18,760 (988,253)
Settlement of forward foreign currency exchange contracts .................................. — (2,754,756)
Expiration or closing of futures contracts ................................................ 1,177,673 10,758,324
Expiration or closing of swap contracts ................................................. — 3,366,354
Net realized gain (loss) 6,482,977 60,181,362
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .............................................. 10,918,269 53,525,552
Foreign currency and foreign currency transactions ........................................ (296) 47,295
Forward foreign currency exchange contracts ............................................ — 329,873
Futures contracts ................................................................. (70,282) 206,914
Swap contracts ................................................................... — (1,231,315)
Net change in unrealized appreciation (depreciation) 10,847,691 52,878,319
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 17,330,668 113,059,681
Net increase (decrease) in net assets resulting from operations $ 23,117,471 $ 118,933,734
†
Net of foreign taxes withheld of ........................................................ $ 642,858 $ 488,922

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 16,365,040 $ 15,270,823 $ 820,882 $ 1,033,934
Net realized gain (loss) ............................. 152,155,317 126,699,922 14,720,339 12,499,149
Net change in unrealized appreciation (depreciation) ....... 71,220,895 178,385,879 3,144,669 11,681,964
Net increase (decrease) in net assets resulting from
operations 239,741,252 320,356,624 18,685,890 25,215,047
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (28,951,108) (25,618,468) (7,741,819) (3,798,567)
Class N ...................................... (702,742) (661,804) (925,683) (362,009)
Class R6 ..................................... (110,797,060) (107,796,828) (5,544,370) (2,704,683)
Total distributions (140,450,910) (134,077,100) (14,211,872) (6,865,259)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 50,285,324 50,840,908 11,293,256 12,948,979
Reinvestment of distributions ......................... 26,680,923 23,419,876 7,467,002 3,615,622
Cost of shares redeemed ........................... (60,528,482) (58,855,983) (15,206,463) (22,050,642)
Net increase (decrease) from capital transactions 16,437,765 15,404,801 3,553,795 (5,486,041)
CLASS N — — — —
Proceeds from shares sold .......................... 1,377,746 710,413 10,901,304 3,604,184
Reinvestment of distributions ......................... 681,771 646,778 916,210 357,360
Cost of shares redeemed ........................... (1,625,899) (1,249,044) (4,998,583) (1,904,514)
Net increase (decrease) from capital transactions 433,618 108,147 6,818,931 2,057,030
CLASS R6 — — — —
Proceeds from shares sold .......................... 100,452,840 119,982,341 6,912,478 7,514,906
Reinvestment of distributions ......................... 107,961,385 105,165,737 5,473,635 2,665,159
Cost of shares redeemed ........................... (273,459,904) (223,731,334) (9,085,154) (10,830,397)
Net increase (decrease) from capital transactions (65,045,679) 1,416,744 3,300,959 (650,332)
Net increase (decrease) in net assets resulting from capital transactions (48,174,296) 16,929,692 13,673,685 (4,079,343)
Total increase (decrease) in net assets 51,116,046 203,209,216 18,147,703 14,270,445
NET ASSETS:
Beginning of period ................................ 1,218,302,151 1,015,092,935 115,885,313 101,614,868
End of period ................................... $ 1,269,418,197 $ 1,218,302,151 $ 134,033,016 $ 115,885,313
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,965,042 11,157,756 3,276,788 3,635,850
Shares sold ..................................... 2,543,500 2,684,223 636,538 721,775
Shares issued on reinvestment of distributions ........... 1,388,185 1,376,021 418,085 214,450
Shares redeemed ................................. (3,031,107) (3,252,958) (872,764) (1,295,287)
Shares outstanding, end of period 12,865,620 11,965,042 3,458,647 3,276,788
CLASS N
Shares outstanding, beginning of period ................ 296,747 289,173 394,363 268,845
Shares sold ..................................... 68,287 37,534 617,643 212,207
Shares issued on reinvestment of distributions ........... 34,981 37,538 51,300 21,196
Shares redeemed ................................. (82,706) (67,498) (287,344) (107,885)
Shares outstanding, end of period 317,309 296,747 775,962 394,363
CLASS R6
Shares outstanding, beginning of period ................ 46,882,815 46,312,501 2,359,055 2,396,643
Shares sold ..................................... 5,150,993 6,626,068 397,871 430,325
Shares issued on reinvestment of distributions ........... 5,625,919 6,189,861 305,961 157,889
Shares redeemed ................................. (14,041,671) (12,245,615) (517,439) (625,802)
Shares outstanding, end of period 43,618,056 46,882,815 2,545,448 2,359,055

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 16,523,271 $ 15,751,840 $ 16,842,594 $ 16,135,476
Net realized gain (loss) ............................. 44,090,566 23,463,701 23,743,445 35,868,167
Net change in unrealized appreciation (depreciation) ....... 95,356,818 75,630,437 45,059,319 77,256,457
Net increase (decrease) in net assets resulting from
operations 155,970,655 114,845,978 85,645,358 129,260,100
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (5,339,614) (2,729,358) (3,480,590) (2,357,124)
Class N ...................................... (65,428) (33,686) (52,351) (31,555)
Class R6 ..................................... (25,190,102) (14,300,082) (19,848,132) (25,141,922)
Total distributions (30,595,144) (17,063,126) (23,381,073) (27,530,601)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 49,656,594 38,067,855 36,165,815 32,006,011
Reinvestment of distributions ......................... 5,337,230 2,727,983 1,968,732 2,357,124
Cost of shares redeemed ........................... (34,988,707) (33,542,983) (21,206,711) (22,159,583)
Net increase (decrease) from capital transactions 20,005,117 7,252,855 16,927,836 12,203,552
CLASS N — — — —
Proceeds from shares sold .......................... 8,854,676 464,693 3,977,365 7,121,153
Reinvestment of distributions ......................... 61,981 31,498 52,351 31,555
Cost of shares redeemed ........................... (4,841,102) (389,534) (1,408,003) (7,164,219)
Net increase (decrease) from capital transactions 4,075,555 106,657 2,621,713 (11,511)
CLASS R6 — — — —
Proceeds from shares sold .......................... 65,157,739 60,160,315 29,083,400 27,400,234
Reinvestment of distributions ......................... 24,415,564 13,833,657 19,487,262 24,722,578
Cost of shares redeemed ........................... (105,728,240) (58,303,128) (73,646,572) (134,445,961)
Net increase (decrease) from capital transactions (16,154,937) 15,690,844 (25,075,910) (82,323,149)
Net increase (decrease) in net assets resulting from capital transactions 7,925,735 23,050,356 (5,526,361) (70,131,108)
Total increase (decrease) in net assets 133,301,246 120,833,208 56,737,924 31,598,391
NET ASSETS:
Beginning of period ................................ 599,418,915 478,585,707 532,188,221 500,589,830
End of period ................................... $ 732,720,161 $ 599,418,915 $ 588,926,145 $ 532,188,221
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,410,317 6,928,202 6,370,651 5,284,047
Shares sold ..................................... 3,265,178 2,808,291 3,210,950 3,070,858
Shares issued on reinvestment of distributions ........... 406,801 216,335 189,119 253,182
Shares redeemed ................................. (2,326,513) (2,542,511) (1,925,723) (2,237,436)
Shares outstanding, end of period 8,755,783 7,410,317 7,844,997 6,370,651
CLASS N
Shares outstanding, beginning of period ................ 95,717 88,593 88,948 72,730
Shares sold ..................................... 558,878 34,146 339,642 730,226
Shares issued on reinvestment of distributions ........... 4,710 2,488 4,976 3,353
Shares redeemed ................................. (308,594) (29,510) (123,464) (717,361)
Shares outstanding, end of period 350,711 95,717 310,102 88,948
CLASS R6
Shares outstanding, beginning of period ................ 33,925,915 32,630,968 39,908,465 48,071,527
Shares sold ..................................... 4,568,189 4,609,445 2,647,465 2,781,118
Shares issued on reinvestment of distributions ........... 1,865,207 1,099,655 1,873,775 2,658,342
Shares redeemed ................................. (7,170,878) (4,414,153) (6,671,578) (13,602,522)
Shares outstanding, end of period 33,188,433 33,925,915 37,758,127 39,908,465

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 5,353,829 $ 4,026,302 $ 515,706 $ 513,510
Net realized gain (loss) ............................. 125,406,859 77,007,399 16,924,411 25,212,437
Net change in unrealized appreciation (depreciation) ....... (13,459,731) 140,039,257 3,120,302 19,961,885
Net increase (decrease) in net assets resulting from
operations 117,300,957 221,072,958 20,560,419 45,687,832
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (40,089,091) (44,486,489) (16,346,915) (4,888,127)
Class N ...................................... (9,868,055) (8,363,820) (1,347,361) (68,994)
Class R6 ..................................... (33,377,129) (29,661,848) (4,957,877) (1,020,345)
Total distributions (83,334,275) (82,512,157) (22,652,153) (5,977,466)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 32,128,260 18,800,455 24,387,370 12,933,952
Reinvestment of distributions ......................... 39,354,170 43,714,466 16,188,458 4,810,346
Cost of shares redeemed ........................... (126,072,688) (162,453,322) (51,021,010) (78,497,081)
Net increase (decrease) from capital transactions (54,590,258) (99,938,401) (10,445,182) (60,752,783)
CLASS N — — — —
Proceeds from shares sold .......................... 31,978,688 14,230,733 26,744,459 1,174,404
Reinvestment of distributions ......................... 9,863,659 8,363,819 1,347,361 68,994
Cost of shares redeemed ........................... (30,725,111) (18,468,606) (8,316,818) (388,766)
Net increase (decrease) from capital transactions 11,117,236 4,125,946 19,775,002 854,632
CLASS R6 — — — —
Proceeds from shares sold .......................... 60,285,201 26,113,650 6,646,834 4,516,971
Reinvestment of distributions ......................... 33,063,897 29,390,076 4,957,751 1,020,342
Cost of shares redeemed ........................... (104,063,484) (66,658,529) (20,905,050) (4,839,726)
Net increase (decrease) from capital transactions (10,714,386) (11,154,803) (9,300,465) 697,587
Net increase (decrease) in net assets resulting from capital transactions (54,187,408) (106,967,258) 29,355 (59,200,564)
Total increase (decrease) in net assets (20,220,726) 31,593,543 (2,062,379) (19,490,198)
NET ASSETS:
Beginning of period ................................ 676,387,586 644,794,043 137,461,074 156,951,272
End of period ................................... $ 656,166,860 $ 676,387,586 $ 135,398,695 $ 137,461,074
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 13,714,003 18,193,865 4,485,026 7,494,967
Shares sold ..................................... 1,425,239 908,509 1,212,185 634,072
Shares issued on reinvestment of distributions ........... 1,756,099 2,292,316 796,676 254,516
Shares redeemed ................................. (5,454,907) (7,680,687) (2,470,920) (3,898,529)
Shares outstanding, end of period 11,440,434 13,714,003 4,022,967 4,485,026
CLASS N
Shares outstanding, beginning of period ................ 3,376,404 3,138,139 144,194 104,462
Shares sold ..................................... 1,431,369 677,468 1,274,989 55,915
Shares issued on reinvestment of distributions ........... 439,753 438,126 66,275 3,641
Shares redeemed ................................. (1,377,714) (877,329) (415,048) (19,824)
Shares outstanding, end of period 3,869,812 3,376,404 1,070,410 144,194
CLASS R6
Shares outstanding, beginning of period ................ 11,307,620 11,747,699 1,349,400 1,314,013
Shares sold ..................................... 2,636,911 1,238,815 325,730 222,871
Shares issued on reinvestment of distributions ........... 1,486,018 1,550,928 245,555 54,274
Shares redeemed ................................. (4,644,617) (3,229,822) (1,070,017) (241,758)
Shares outstanding, end of period 10,785,932 11,307,620 850,668 1,349,400

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 4,347,286 $ 3,880,241 $ 28,792,863 $ 37,816,655
Net realized gain (loss) ............................. 34,354,856 31,067,869 366,323,107 496,747,560
Net change in unrealized appreciation (depreciation) ....... (1,690,292) 21,584,121 (256,998,663) 89,548,960
Net increase (decrease) in net assets resulting from
operations 37,011,850 56,532,231 138,117,307 624,113,175
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (18,248,254) (15,826,491) (281,983,302) (385,770,639)
Class N ...................................... (769,681) (515,634) (29,060,791) (38,165,734)
Class R6 ..................................... (15,115,476) (10,856,841) (146,186,385) (154,828,622)
Total distributions (34,133,411) (27,198,966) (457,230,478) (578,764,995)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 27,564,620 4,876,450 196,351,344 165,942,889
Reinvestment of distributions ......................... 17,713,651 15,399,047 279,353,114 380,629,673
Cost of shares redeemed ........................... (42,628,480) (68,810,727) (621,562,118) (1,120,611,140)
Net increase (decrease) from capital transactions 2,649,791 (48,535,230) (145,857,660) (574,038,578)
CLASS N — — — —
Proceeds from shares sold .......................... 4,872,771 948,408 8,395,447 20,835,437
Reinvestment of distributions ......................... 769,678 515,633 28,958,517 37,988,855
Cost of shares redeemed ........................... (4,047,808) (2,506,737) (73,879,788) (125,573,000)
Net increase (decrease) from capital transactions 1,594,641 (1,042,696) (36,525,824) (66,748,708)
CLASS R6 — — — —
Proceeds from shares sold .......................... 20,378,946 6,737,996 139,931,590 143,663,466
Reinvestment of distributions ......................... 15,008,259 10,739,407 128,170,022 151,051,680
Cost of shares redeemed ........................... (32,860,851) (22,339,279) (243,626,151) (307,217,003)
Net increase (decrease) from capital transactions 2,526,354 (4,861,876) 24,475,461 (12,501,857)
Net increase (decrease) in net assets resulting from capital transactions 6,770,786 (54,439,802) (157,908,023) (653,289,143)
Total increase (decrease) in net assets 9,649,225 (25,106,537) (477,021,194) (607,940,963)
NET ASSETS:
Beginning of period ................................ 202,645,946 227,752,483 2,517,312,553 3,125,253,516
End of period ................................... $ 212,295,171 $ 202,645,946 $ 2,040,291,359 $ 2,517,312,553
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 5,922,659 8,697,822 61,486,797 83,488,542
Shares sold ..................................... 1,640,617 299,892 9,048,269 6,911,911
Shares issued on reinvestment of distributions ........... 1,224,164 998,641 13,436,898 17,452,071
Shares redeemed ................................. (2,609,200) (4,073,696) (28,258,693) (46,365,727)
Shares outstanding, end of period 6,178,240 5,922,659 55,713,271 61,486,797
CLASS N
Shares outstanding, beginning of period ................ 233,814 296,137 6,356,576 8,957,331
Shares sold ..................................... 281,897 53,446 397,052 864,692
Shares issued on reinvestment of distributions ........... 52,005 32,822 1,392,906 1,741,809
Shares redeemed ................................. (240,317) (148,591) (3,445,261) (5,207,256)
Shares outstanding, end of period 327,399 233,814 4,701,273 6,356,576
CLASS R6
Shares outstanding, beginning of period ................ 4,922,043 5,189,534 30,464,272 30,490,402
Shares sold ..................................... 1,238,876 396,326 6,487,699 6,075,197
Shares issued on reinvestment of distributions ........... 1,040,795 698,271 6,182,828 6,938,525
Shares redeemed ................................. (2,093,752) (1,362,088) (11,236,027) (13,039,852)
Shares outstanding, end of period 5,107,962 4,922,043 31,898,772 30,464,272

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 5,786,803 $ 6,031,635 $ 5,874,053 $ 6,649,327
Net realized gain (loss) ............................. 6,482,977 1,847,892 60,181,362 45,563,629
Net change in unrealized appreciation (depreciation) ....... 10,847,691 41,317,978 52,878,319 44,888,693
Net increase (decrease) in net assets resulting from
operations 23,117,471 49,197,505 118,933,734 97,101,649
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (979,222) (2,636,946) (1,579,505) (618,080)
Class N ...................................... (45,108) (77,666) (467,416) (414,975)
Class R6 ..................................... (4,380,050) (5,492,727) (45,611,701) (18,123,018)
Total distributions (5,404,380) (8,207,339) (47,658,622) (19,156,073)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 4,689,230 3,860,655 29,728,576 547,430
Reinvestment of distributions ......................... 965,496 2,603,573 1,578,203 617,560
Cost of shares redeemed ........................... (16,902,215) (56,622,735) (6,904,330) (3,290,643)
Net increase (decrease) from capital transactions (11,247,489) (50,158,507) 24,402,449 (2,125,653)
CLASS N — — — —
Proceeds from shares sold .......................... 2,469,269 222,706 24,433,260 2,245,368
Reinvestment of distributions ......................... 45,086 77,639 467,199 414,588
Cost of shares redeemed ........................... (2,115,219) (1,083,799) (8,538,720) (6,106,662)
Net increase (decrease) from capital transactions 399,136 (783,454) 16,361,739 (3,446,706)
CLASS R6 — — — —
Proceeds from shares sold .......................... 37,456,551 44,444,566 34,467,969 43,528,288
Reinvestment of distributions ......................... 4,127,059 5,078,610 45,590,494 18,113,246
Cost of shares redeemed ........................... (44,674,875) (44,915,141) (64,525,238) (63,686,619)
Net increase (decrease) from capital transactions (3,091,265) 4,608,035 15,533,225 (2,045,085)
Net increase (decrease) in net assets resulting from capital transactions (13,939,618) (46,333,926) 56,297,413 (7,617,444)
Total increase (decrease) in net assets 3,773,473 (5,343,760) 127,572,525 70,328,132
NET ASSETS:
Beginning of period ................................ 249,811,736 255,155,496 391,201,374 320,873,242
End of period ................................... $ 253,585,209 $ 249,811,736 $ 518,773,899 $ 391,201,374
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 3,159,548 6,725,767 1,076,209 1,306,042
Shares sold ..................................... 302,757 277,666 2,560,422 52,541
Shares issued on reinvestment of distributions ........... 67,707 191,862 146,673 65,419
Shares redeemed ................................. (1,089,385) (4,035,747) (583,362) (347,793)
Shares outstanding, end of period 2,440,627 3,159,548 3,199,942 1,076,209
CLASS N
Shares outstanding, beginning of period ................ 173,369 225,557 448,520 755,307
Shares sold ..................................... 145,034 15,433 2,123,754 219,868
Shares issued on reinvestment of distributions ........... 3,032 5,491 44,075 44,579
Shares redeemed ................................. (126,871) (73,112) (742,112) (571,234)
Shares outstanding, end of period 194,564 173,369 1,874,237 448,520
CLASS R6
Shares outstanding, beginning of period ................ 12,856,772 12,491,883 31,869,207 32,041,639
Shares sold ..................................... 2,503,900 3,197,307 2,965,379 4,219,106
Shares issued on reinvestment of distributions ........... 289,822 374,805 4,205,765 1,904,653
Shares redeemed ................................. (2,940,533) (3,207,223) (5,578,133) (6,296,191)
Shares outstanding, end of period 12,709,961 12,856,772 33,462,218 31,869,207

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 20.62 0 .26
6
3 .90 4 .16 ( 0 .25 ) ( 2 .16 ) ( 2 .41 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.59 0 .24 5 .13 5 .37 ( 0 .26 ) ( 2 .08 ) ( 2 .34 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.00 0 .27
7
3 .03 3 .30 ( 0 .27 ) ( 1 .44 ) ( 1 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0 .25 ( 2 .57 ) ( 2 .32 ) ( 0 .26 ) ( 2 .26 ) ( 2 .52 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0 .22 4 .78 5 .00 ( 0 .23 ) ( 1 .56 ) ( 1 .79 )
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 20.83 0 .21
6
3 .94 4 .15 ( 0 .19 ) ( 2 .16 ) ( 2 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.75 0 .20 5 .17 5 .37 ( 0 .21 ) ( 2 .08 ) ( 2 .29 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.11 0 .23
7
3 .06 3 .29 ( 0 .21 ) ( 1 .44 ) ( 1 .65 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0 .20 ( 2 .59 ) ( 2 .39 ) ( 0 .19 ) ( 2 .26 ) ( 2 .45 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0 .17 4 .81 4 .98 ( 0 .19 ) ( 1 .56 ) ( 1 .75 )
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 20.59 0 .28
6
3 .90 4 .18 ( 0 .27 ) ( 2 .16 ) ( 2 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.57 0 .26 5 .11 5 .37 ( 0 .27 ) ( 2 .08 ) ( 2 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.99 0 .29
7
3 .02 3 .31 ( 0 .29 ) ( 1 .44 ) ( 1 .73 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0 .27 ( 2 .57 ) ( 2 .30 ) ( 0 .28 ) ( 2 .26 ) ( 2 .54 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0 .24 4 .78 5 .02 ( 0 .25 ) ( 1 .56 ) ( 1 .81 )
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 19.20 0 .12
6
2 .80 2 .92 ( 0 .30 ) ( 2 .07 ) ( 2 .37 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.12 0 .17
9
4 .07 4 .24 ( 0 .17 ) ( 0 .99 ) ( 1 .16 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.75 0 .17 2 .33 2 .50 ( 0 .13 ) — ( 0 .13 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0 .14
10
( 3 .64 ) ( 3 .50 ) ( 0 .08 ) ( 1 .05 ) ( 1 .13 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0 .07
11, 12
6 .24 6 .31 ( 0 .28 ) — ( 0 .28 )
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 19.16 0 .09
6
2 .78 2 .87 ( 0 .25 ) ( 2 .07 ) ( 2 .32 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.09 0 .13
9
4 .06 4 .19 ( 0 .13 ) ( 0 .99 ) ( 1 .12 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.71 0 .13 2 .32 2 .45 ( 0 .07 ) — ( 0 .07 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0 .09
10
( 3 .62 ) ( 3 .53 ) ( 0 .03 ) ( 1 .05 ) ( 1 .08 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0 .03
11, 12
6 .22 6 .25 ( 0 .25 ) — ( 0 .25 )
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 19.25 0 .14
6
2 .80 2 .94 ( 0 .31 ) ( 2 .07 ) ( 2 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.14 0 .19
9
4 .09 4 .28 ( 0 .18 ) ( 0 .99 ) ( 1 .17 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.77 0 .19 2 .32 2 .51 ( 0 .14 ) — ( 0 .14 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0 .15
10
( 3 .64 ) ( 3 .49 ) ( 0 .10 ) ( 1 .05 ) ( 1 .15 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0 .10
11, 12
6 .23 6 .33 ( 0 .29 ) — ( 0 .29 )

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 22.37 22.07% $ 287,765 0.41% 0.41% 0.40% 1.30%
6
56%
$ 20.62 33.33% $ 246,669 0.42% 0.41% 0.40% 1.29% 62%
$ 17.59 22.16% $ 196,246 0.42% 0.41% 0.40% 1.62%
7
57%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
8
$ 22.63 21.77% $ 7,182 0.66% 0.66% 0.65% 1.06%
6
56%
$ 20.83 32.97% $ 6,182 0.67% 0.66% 0.65% 1.03% 62%
$ 17.75 21.87% $ 5,132 0.67% 0.66% 0.65% 1.36%
7
57%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
8
$ 22.34 22.21% $ 974,471 0.31% 0.31% 0.30% 1.41%
6
56%
$ 20.59 33.44% $ 965,451 0.32% 0.31% 0.30% 1.39% 62%
$ 17.57 22.25% $ 813,715 0.32% 0.31% 0.30% 1.70%
7
57%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
8
$ 19.75 16.48% $ 68,319 0.75% 0.64% 0.63% 0.69%
6
66%
$ 19.20 27.35% $ 62,927 0.74% 0.61% 0.60% 0.96%
9
64%
$ 16.12 18.27% $ 58,597 0.74% 0.61% 0.60% 1.10% 63%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
10
65%
$ 18.38 51.47% $ 67,830 0.83%
11
0.72%
11
0.71%
11
0.43%
11, 12
60%
8
$ 19.71 16.19% $ 15,295 1.03% 0.89% 0.88% 0.51%
6
66%
$ 19.16 27.05% $ 7,557 1.02% 0.86% 0.85% 0.72%
9
64%
$ 16.09 17.94% $ 4,325 1.02% 0.86% 0.85% 0.84% 63%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
10
65%
$ 18.32 51.05% $ 8,123 1.08%
11
0.97%
11
0.96%
11
0.16%
11, 12
60%
8
$ 19.81 16.57% $ 50,419 0.68% 0.54% 0.53% 0.80%
6
66%
$ 19.25 27.60% $ 45,401 0.67% 0.51% 0.50% 1.06%
9
64%
$ 16.14 18.35% $ 38,693 0.67% 0.51% 0.50% 1.19% 63%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
10
65%
$ 18.41 51.60% $ 54,607 0.74%
11
0.63%
11
0.62%
11
0.64%
11, 12
60%
8

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 14.49 0 .38 3 .20 3 .58 ( 0 .42 ) ( 0 .31 ) ( 0 .73 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.09 0 .37
13
2 .45 2 .82 ( 0 .42 ) — ( 0 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.73 0 .35 2 .37 2 .72 ( 0 .36 ) — ( 0 .36 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .39 ) — ( 0 .39 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0 .34 2 .31 2 .65 ( 0 .22 ) — ( 0 .22 )
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 14.51 0 .36 3 .19 3 .55 ( 0 .40 ) ( 0 .31 ) ( 0 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.10 0 .34
13
2 .46 2 .80 ( 0 .39 ) — ( 0 .39 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.71 0 .32 2 .36 2 .68 ( 0 .29 ) — ( 0 .29 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0 .32 ( 3 .34 ) ( 3 .02 ) ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0 .28 2 .33 2 .61 ( 0 .19 ) — ( 0 .19 )
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 14.46 0 .39 3 .21 3 .60 ( 0 .43 ) ( 0 .31 ) ( 0 .74 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.07 0 .39
13
2 .43 2 .82 ( 0 .43 ) — ( 0 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.72 0 .37 2 .35 2 .72 ( 0 .37 ) — ( 0 .37 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0 .39 ( 3 .37 ) ( 2 .98 ) ( 0 .40 ) — ( 0 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0 .37 2 .29 2 .66 ( 0 .23 ) — ( 0 .23 )
AQR EMERGING MULTI-STYLE II FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.48 0 .35
6
1 .49 1 .84 ( 0 .49 ) — ( 0 .49 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0 .34 2 .31 2 .65 ( 0 .54 ) — ( 0 .54 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0 .39 0 .90 1 .29 ( 0 .41 ) — ( 0 .41 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0 .41 ( 3 .83 ) ( 3 .42 ) ( 0 .29 ) — ( 0 .29 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0 .34
12
1 .48 1 .82 ( 0 .19 ) — ( 0 .19 )
AQR EMERGING MULTI-STYLE II FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.58 0 .33
6
1 .50 1 .83 ( 0 .47 ) — ( 0 .47 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0 .26 2 .39 2 .65 ( 0 .49 ) — ( 0 .49 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.51 0 .51 0 .75 1 .26 ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0 .33 ( 3 .78 ) ( 3 .45 ) ( 0 .26 ) — ( 0 .26 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0 .33
12
1 .46 1 .79 ( 0 .17 ) — ( 0 .17 )
AQR EMERGING MULTI-STYLE II FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.48 0 .36
6
1 .49 1 .85 ( 0 .50 ) — ( 0 .50 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0 .33 2 .33 2 .66 ( 0 .55 ) — ( 0 .55 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0 .40 0 .90 1 .30 ( 0 .42 ) — ( 0 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .30 ) — ( 0 .30 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0 .31
12
1 .51 1 .82 ( 0 .20 ) — ( 0 .20 )

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 17.34 26.32% $ 151,864 0.62% 0.59% 0.59% 2.53% 67%
$ 14.49 23.85% $ 107,359 0.66%
13
0.62%
13
0.62%
13
2.76%
13
61%
$ 12.09 28.33% $ 83,745 0.61% 0.56% 0.55% 2.98% 69%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
8
$ 17.35 25.97% $ 6,086 0.87% 0.84% 0.84% 2.32% 67%
$ 14.51 23.59% $ 1,389 0.91%
13
0.87%
13
0.87%
13
2.54%
13
61%
$ 12.10 27.88% $ 1,072 0.86% 0.81% 0.80% 2.72% 69%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
8
$ 17.32 26.54% $ 574,770 0.52% 0.49% 0.49% 2.60% 67%
$ 14.46 23.92% $ 490,671 0.56%
13
0.52%
13
0.52%
13
2.91%
13
61%
$ 12.07 28.42% $ 393,769 0.51% 0.46% 0.45% 3.12% 69%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
8
$ 12.83 17.07% $ 100,614 0.73% 0.71% 0.71% 3.16%
6
64%
$ 11.48 29.64% $ 73,128 0.76% 0.72% 0.71% 3.32% 61%
$ 9.37 15.47% $ 49,505 0.77% 0.72% 0.71% 4.15% 65%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
12
61%
8
$ 12.94 16.74% $ 4,013 1.00% 0.96% 0.96% 2.91%
6
64%
$ 11.58 29.36% $ 1,030 1.02% 0.97% 0.96% 2.59% 61%
$ 9.42 14.96% $ 685 1.03% 0.97% 0.96% 5.43% 65%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
12
61%
8
$ 12.83 17.15% $ 484,299 0.65% 0.61% 0.61% 3.24%
6
64%
$ 11.48 29.78% $ 458,030 0.68% 0.62% 0.61% 3.27% 61%
$ 9.37 15.62% $ 450,400 0.68% 0.62% 0.61% 4.25% 65%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
12
61%
8

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.87 0 .19 4 .20 4 .39 ( 0 .20 ) ( 2 .84 ) ( 3 .04 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0 .13 6 .91 7 .04 ( 0 .21 ) ( 2 .49 ) ( 2 .70 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.08 0 .25 2 .24 2 .49 ( 0 .24 ) ( 1 .80 ) ( 2 .04 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0 .21 ( 3 .67 ) ( 3 .46 ) ( 0 .13 ) ( 4 .25 ) ( 4 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0 .10 6 .30 6 .40 ( 0 .17 ) ( 3 .78 ) ( 3 .95 )
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.85 0 .13 4 .19 4 .32 ( 0 .14 ) ( 2 .84 ) ( 2 .98 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0 .07 6 .92 6 .99 ( 0 .18 ) ( 2 .49 ) ( 2 .67 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.07 0 .19 2 .26 2 .45 ( 0 .19 ) ( 1 .80 ) ( 1 .99 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0 .16 ( 3 .70 ) ( 3 .54 ) ( 0 .06 ) ( 4 .25 ) ( 4 .31 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0 .04 6 .31 6 .35 ( 0 .11 ) ( 3 .78 ) ( 3 .89 )
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.74 0 .21 4 .16 4 .37 ( 0 .22 ) ( 2 .84 ) ( 3 .06 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.43 0 .15 6 .88 7 .03 ( 0 .23 ) ( 2 .49 ) ( 2 .72 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.00 0 .26 2 .23 2 .49 ( 0 .26 ) ( 1 .80 ) ( 2 .06 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0 .24 ( 3 .67 ) ( 3 .43 ) ( 0 .15 ) ( 4 .25 ) ( 4 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0 .13 6 .28 6 .41 ( 0 .20 ) ( 3 .78 ) ( 3 .98 )
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.02 0 .08 3 .39 3 .47 ( 0 .07 ) ( 3 .62 ) ( 3 .69 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.62 0 .07 6 .09 6 .16 ( 0 .15 ) ( 0 .61 ) ( 0 .76 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.88 0 .17
7
1 .67 1 .84 ( 0 .10 ) — ( 0 .10 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0 .12
10
( 4 .92 ) ( 4 .80 ) ( 0 .07 ) ( 5 .18 ) ( 5 .25 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 ( 0 .00 )
14
7 .92 7 .92 ( 0 .15 ) ( 1 .31 ) ( 1 .46 )
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.03 0 .03 3 .39 3 .42 ( 0 .06 ) ( 3 .62 ) ( 3 .68 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.61 0 .02 6 .09 6 .11 ( 0 .08 ) ( 0 .61 ) ( 0 .69 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.86 0 .14
7
1 .66 1 .80 ( 0 .05 ) — ( 0 .05 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0 .07
10
( 4 .93 ) ( 4 .86 ) ( 0 .01 ) ( 5 .18 ) ( 5 .19 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 ( 0 .07 ) 7 .93 7 .86 ( 0 .09 ) ( 1 .31 ) ( 1 .40 )
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 22.91 0 .10 3 .37 3 .47 ( 0 .09 ) ( 3 .62 ) ( 3 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.54 0 .09 6 .07 6 .16 ( 0 .18 ) ( 0 .61 ) ( 0 .79 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.81 0 .20
7
1 .65 1 .85 ( 0 .12 ) — ( 0 .12 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0 .14
10
( 4 .91 ) ( 4 .77 ) ( 0 .09 ) ( 5 .18 ) ( 5 .27 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0 .03 7 .89 7 .92 ( 0 .17 ) ( 1 .31 ) ( 1 .48 )

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 25.22 19.99% $ 288,473 0.43% 0.41% 0.41% 0.82% 91%
$ 23.87 39.57% $ 327,410 0.43% 0.41% 0.40% 0.60% 53%
$ 19.53 13.64% $ 355,279 0.43% 0.41% 0.40% 1.27% 87%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
8
$ 25.19 19.66% $ 97,474 0.68% 0.66% 0.66% 0.57% 91%
$ 23.85 39.22% $ 80,533 0.68% 0.66% 0.65% 0.35% 53%
$ 19.53 13.42% $ 61,272 0.68% 0.66% 0.65% 0.99% 87%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
8
$ 25.05 20.05% $ 270,220 0.33% 0.31% 0.31% 0.91% 91%
$ 23.74 39.74% $ 268,445 0.33% 0.31% 0.30% 0.70% 53%
$ 19.43 13.74% $ 228,243 0.33% 0.31% 0.30% 1.36% 87%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
8
$ 22.80 17.01% $ 91,734 0.75% 0.62% 0.61% 0.39% 92%
$ 23.02 35.90% $ 103,227 0.75% 0.63% 0.62% 0.33% 60%
$ 17.62 11.61% $ 132,059 0.71% 0.62% 0.61% 0.97%
7
54%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
10
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
8
$ 22.77 16.75% $ 24,377 1.00% 0.87% 0.86% 0.16% 92%
$ 23.03 35.53% $ 3,321 1.00% 0.88% 0.87% 0.09% 60%
$ 17.61 11.34% $ 1,840 0.96% 0.87% 0.86% 0.81%
7
54%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
10
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
8
$ 22.67 17.13% $ 19,288 0.65% 0.52% 0.51% 0.48% 92%
$ 22.91 36.05% $ 30,913 0.65% 0.53% 0.52% 0.44% 60%
$ 17.54 11.71% $ 23,052 0.61% 0.52% 0.51% 1.16%
7
54%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
10
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
8

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 18.30 0 .37
15
2 .81 3 .18 ( 0 .56 ) ( 2 .63 ) ( 3 .19 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.07 0 .30
13
4 .09 4 .39 ( 1 .06 ) ( 1 .10 ) ( 2 .16 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.64 0 .42 2 .44 2 .86 ( 0 .43 ) — ( 0 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0 .40 ( 5 .43 ) ( 5 .03 ) ( 0 .44 ) — ( 0 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0 .29 2 .83 3 .12 ( 0 .20 ) — ( 0 .20 )
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 18.61 0 .34
15
2 .87 3 .21 ( 0 .52 ) ( 2 .63 ) ( 3 .15 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.03 0 .25
13
4 .15 4 .40 ( 0 .72 ) ( 1 .10 ) ( 1 .82 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0 .43 2 .38 2 .81 ( 0 .40 ) — ( 0 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0 .37 ( 5 .45 ) ( 5 .08 ) ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0 .23 2 .85 3 .08 ( 0 .17 ) — ( 0 .17 )
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 18.26 0 .39
15
2 .80 3 .19 ( 0 .58 ) ( 2 .63 ) ( 3 .21 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.04 0 .32
13
4 .08 4 .40 ( 1 .08 ) ( 1 .10 ) ( 2 .18 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0 .46 2 .40 2 .86 ( 0 .44 ) — ( 0 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0 .42 ( 5 .42 ) ( 5 .00 ) ( 0 .46 ) — ( 0 .46 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0 .31 2 .83 3 .14 ( 0 .22 ) — ( 0 .22 )
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 25.62 0 .29 1 .13 1 .42 ( 0 .36 ) ( 4 .56 ) ( 4 .92 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.43 0 .34 5 .18 5 .52 ( 0 .52 ) ( 4 .81 ) ( 5 .33 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.99 0 .40 2 .61 3 .01 ( 0 .35 ) ( 2 .22 ) ( 2 .57 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0 .38 ( 4 .18 ) ( 3 .80 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0 .31 4 .75 5 .06 ( 0 .34 ) — ( 0 .34 )
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 25.56 0 .23 1 .13 1 .36 ( 0 .29 ) ( 4 .56 ) ( 4 .85 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.35 0 .27 5 .17 5 .44 ( 0 .42 ) ( 4 .81 ) ( 5 .23 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.90 0 .33 2 .60 2 .93 ( 0 .26 ) ( 2 .22 ) ( 2 .48 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0 .29 ( 4 .17 ) ( 3 .88 ) ( 0 .25 ) ( 0 .47 ) ( 0 .72 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0 .24 4 .73 4 .97 ( 0 .28 ) — ( 0 .28 )
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 25.58 0 .30 1 .13 1 .43 ( 0 .38 ) ( 4 .56 ) ( 4 .94 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.41 0 .35 5 .17 5 .52 ( 0 .54 ) ( 4 .81 ) ( 5 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.97 0 .43 2 .60 3 .03 ( 0 .37 ) ( 2 .22 ) ( 2 .59 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0 .40 ( 4 .17 ) ( 3 .77 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0 .33 4 .73 5 .06 ( 0 .36 ) — ( 0 .36 )

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 18.29 21.98% $ 113,017 0.90%
15
0.80%
15
0.80%
15
2.23%
15
86%
$ 18.30 29.82% $ 108,403 0.72%
13
0.63%
13
0.62%
13
1.76%
13
56%
$ 16.07 21.13% $ 139,754 0.66% 0.58% 0.55% 2.63% 72%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
8
$ 18.67 21.67% $ 6,112 1.18%
15
1.07%
15
1.07%
15
2.00%
15
86%
$ 18.61 29.55% $ 4,351 0.98%
13
0.88%
13
0.87%
13
1.44%
13
56%
$ 16.03 20.82% $ 4,747 0.90% 0.83% 0.80% 2.73% 72%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
8
$ 18.24 22.12% $ 93,166 0.80%
15
0.70%
15
0.70%
15
2.36%
15
86%
$ 18.26 29.98% $ 89,892 0.63%
13
0.53%
13
0.52%
13
1.90%
13
56%
$ 16.04 21.21% $ 83,251 0.56% 0.48% 0.45% 2.86% 72%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
8
$ 22.12 6.77% $ 1,232,486 0.37% 0.37% 0.36% 1.31% 24%
$ 25.62 25.38% $ 1,575,463 0.38% 0.38% 0.37% 1.39% 21%
$ 25.43 12.30% $ 2,123,494 0.38% 0.38% 0.37% 1.56% 31%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 22.07 6.48% $ 103,755 0.66% 0.66% 0.65% 1.03% 24%
$ 25.56 25.02% $ 162,498 0.66% 0.66% 0.65% 1.12% 21%
$ 25.35 12.02% $ 227,113 0.66% 0.66% 0.65% 1.28% 31%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 22.07 6.84% $ 704,050 0.31% 0.31% 0.30% 1.37% 24%
$ 25.58 25.42% $ 779,352 0.32% 0.31% 0.30% 1.46% 21%
$ 25.41 12.41% $ 774,647 0.31% 0.31% 0.30% 1.64% 31%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 15.43 0 .34
16
1 .08 1 .42 ( 0 .32 ) — ( 0 .32 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0 .30 2 .43 2 .73 ( 0 .42 ) — ( 0 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.44 0 .34 1 .59 1 .93 ( 0 .25 ) — ( 0 .25 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0 .31 ( 3 .57 ) ( 3 .26 ) ( 0 .38 ) — ( 0 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0 .29 1 .86 2 .15 ( 0 .25 ) — ( 0 .25 )
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 16.05 0 .33
16
1 .10 1 .43 ( 0 .28 ) — ( 0 .28 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.60 0 .31 2 .49 2 .80 ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.84 0 .32 1 .66 1 .98 ( 0 .22 ) — ( 0 .22 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0 .28 ( 3 .70 ) ( 3 .42 ) ( 0 .34 ) — ( 0 .34 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0 .26 1 .92 2 .18 ( 0 .21 ) — ( 0 .21 )
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 15.42 0 .37
16
1 .06 1 .43 ( 0 .34 ) — ( 0 .34 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0 .35 2 .38 2 .73 ( 0 .43 ) — ( 0 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.43 0 .36 1 .60 1 .96 ( 0 .27 ) — ( 0 .27 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0 .34 ( 3 .59 ) ( 3 .25 ) ( 0 .40 ) — ( 0 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0 .33 1 .83 2 .16 ( 0 .26 ) — ( 0 .26 )
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.63 0 .15 3 .02 3 .17 ( 0 .27 ) ( 1 .16 ) ( 1 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.35 0 .18 2 .67 2 .85 ( 0 .28 ) ( 0 .29 ) ( 0 .57 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.77 0 .20
7
1 .74 1 .94 ( 0 .11 ) ( 0 .25 ) ( 0 .36 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0 .15 ( 1 .61 ) ( 1 .46 ) ( 0 .20 ) ( 1 .02 ) ( 1 .22 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0 .13 1 .82 1 .95 ( 0 .11 ) — ( 0 .11 )
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.43 0 .12 2 .97 3 .09 ( 0 .21 ) ( 1 .16 ) ( 1 .37 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.20 0 .16 2 .62 2 .78 ( 0 .26 ) ( 0 .29 ) ( 0 .55 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.66 0 .17
7
1 .72 1 .89 ( 0 .10 ) ( 0 .25 ) ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0 .12 ( 1 .58 ) ( 1 .46 ) ( 0 .18 ) ( 1 .02 ) ( 1 .20 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0 .11 1 .79 1 .90 ( 0 .10 ) — ( 0 .10 )
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.72 0 .16 3 .05 3 .21 ( 0 .28 ) ( 1 .16 ) ( 1 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0 .20 2 .68 2 .88 ( 0 .29 ) ( 0 .29 ) ( 0 .58 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.83 0 .21
7
1 .76 1 .97 ( 0 .13 ) ( 0 .25 ) ( 0 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0 .16 ( 1 .62 ) ( 1 .46 ) ( 0 .21 ) ( 1 .02 ) ( 1 .23 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0 .14 1 .84 1 .98 ( 0 .13 ) — ( 0 .13 )
1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16

AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2025
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.53 9.53% $ 40,335 0.68%
16
0.61%
16
0.60%
16
2.23%
16
23%
$ 15.43 21.23% $ 48,753 0.64% 0.57% 0.56% 2.17% 22%
$ 13.12 17.00% $ 88,244 0.64% 0.56% 0.55% 2.58% 25%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 17.20 9.18% $ 3,347 0.93%
16
0.86%
16
0.85%
16
2.03%
16
23%
$ 16.05 20.93% $ 2,782 0.90% 0.82% 0.81% 2.11% 22%
$ 13.60 16.80% $ 3,067 0.89% 0.81% 0.80% 2.33% 25%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 16.51 9.60% $ 209,903 0.58%
16
0.51%
16
0.50%
16
2.38%
16
23%
$ 15.42 21.29% $ 198,277 0.55% 0.47% 0.46% 2.50% 22%
$ 13.12 17.22% $ 163,844 0.54% 0.46% 0.45% 2.73% 25%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.37 30.22% $ 42,788 0.84% 0.84% 0.83% 1.30% 119%
$ 11.63 31.91% $ 12,518 0.83% 0.81% 0.80% 1.77% 121%
$ 9.35 25.68% $ 12,211 0.83% 0.81% 0.80% 2.25%
7
115%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 13.15 29.94% $ 24,643 1.09% 1.09% 1.08% 1.02% 119%
$ 11.43 31.57% $ 5,128 1.08% 1.06% 1.05% 1.59% 121%
$ 9.20 25.33% $ 6,950 1.08% 1.06% 1.05% 1.99%
7
115%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 13.49 30.38% $ 451,343 0.74% 0.74% 0.73% 1.38% 119%
$ 11.72 32.01% $ 373,555 0.73% 0.71% 0.70% 1.88% 121%
$ 9.42 25.80% $ 301,712 0.73% 0.71% 0.70% 2.34%
7
115%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%

Financial Highlights
AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund - Class I and R6 ..................................
$ 0.02
0.13%
AQR Large Cap Multi-Style Fund - Class N .......................................
0.03
0.13
AQR Small Cap Multi-Style Fund ...............................................
0.04
0.22
AQR Emerging Multi-Style II Fund ..............................................
0.04
0.38
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.12
AQR Global Equity Fund .....................................................
0.01
0.13
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR Small Cap Multi-Style Fund – Class I and N .
$ 0 .01
0 .07%
0 .11%
0 .11%
AQR Small Cap Multi-Style Fund – Class R6 ....
0 .01
0 .08
0 .12
0 .12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR International Multi-Style Fund ...........
$ 0.01
0.11%
0.07%
0 .07%
AQR International Momentum Style Fund ......
0.02
0.11
0.07
0.07
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended September 30, 2025, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
8
Excludes activity related to Funds’ reorganizations.
9
For the year ended September 30, 2024, AQR Small Cap Multi-Style Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.03 and 0.18%, respectively.
10
For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
11
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the
U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the Net
Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and Expenses, Net of Reimbursements of each class would have been reduced by the amounts and percentages shown below:
12
For the year ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
13
For the year ended September 30, 2024, certain Funds received European Union ("EU") tax reclaims and incurred the related fees. Had these
EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and
Expenses, Net of Reimbursements of each class would have been reduced by the amounts and percentages shown below:

Financial Highlights
AQR Funds | Annual Report | September 2025
The accompanying notes are an integral part of these financial statements.
September 30, 2025
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR International Momentum Style Fund - Class I ..
$ 0.02
0.13%
0 .24%
0 .24%
AQR International Momentum Style Fund - Class N ..
0.02
0.10
0.27
0.27
AQR International Momentum Style Fund - Class R6 .
0.02
0.12
0.25
0.25
14
Amount is less than $.005 per share.
15
For the year ended September 30, 2025, the AQR International Momentum Style Fund received European Union ("EU") tax reclaims and incurred the related fees. Consequently, the Fund also incurred expenses related to the closing agreement with the IRS. Had these EU tax reclaims not been received and the expenses related to the closing agreement with the IRS had not been incurred, the Net Investment Income Per Share, Net
Investment Income Ratio, Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by the amounts and percentages shown below:
16
For the year ended September 30, 2025, the AQR International Defensive Style Fund received European Union ("EU") tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before
Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by $0.01, 0.09%, 0.05% and 0.05%, respectively.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2025, the Trust consists of twenty-
six active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund and AQR Global Equity Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, N and R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
In certain circumstances and to the extent that EU tax reclaims recognized by a Fund exceed foreign withholding tax paid, and the Fund previously passed-through foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service
(the “IRS”) in order to pay the associated tax liability on behalf of its shareholders. AQR International Momentum Style Fund intends to execute a closing agreement with the IRS as a result of overstated foreign tax credits reported to shareholders. The estimated tax expense and associated fees, none of which have yet been paid, related to AQR International Momentum Style Fund’s closing agreement liability are reported as IRS compliance fee and related expenses on the Statement of Assets and Liabilities and Statement of Operations.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-
the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reported as a liability and included in due to brokers on the Statements of Assets and Liabilities. As governed by the relevant
Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Funds Chief Executive Officer acts as each Fund's chief operating decision maker
(“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser or Sub-Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations
and Changes in Net Assets, and Financial Highlights.
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The independent pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,227,515,914 $ – $ – $ 1,227,515,914
Investment Companies ......................... 40,549,357 – – 40,549,357
Futures Contracts* ............................. 335,757 – – 335,757
Total Assets $ 1,268,401,028 $ – $ – $ 1,268,401,028
– – – –

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 125,978,896 $ – $ 1,029 $ 125,979,925
Investment Companies ......................... 7,511,434 – – 7,511,434
Futures Contracts* ............................. 26,025 – – 26,025
Total Assets $ 133,516,355 $ – $ 1,029 $ 133,517,384
– – – –
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 89,082,171 $ 613,933,660 $ – $ 703,015,831
Investment Companies ......................... 27,692,878 – – 27,692,878
Futures Contracts* ............................. 102,751 – – 102,751
Total Assets $ 116,877,800 $ 613,933,660 $ – $ 730,811,460
– – – –
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 70,963,994 $ 478,888,944 $ –
(a)
$ 549,852,938
Preferred Stocks
†
.............................. 7,942,969 – – 7,942,969
Investment Companies ......................... 31,470,558 – – 31,470,558
Futures Contracts* ............................. 190,411 – – 190,411
Total Assets $ 110,567,932 $ 478,888,944 $ –
(a)
$ 589,456,876
– – – –
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 630,886,115 $ – $ – $ 630,886,115
Investment Companies ......................... 24,201,979 – – 24,201,979
Futures Contracts* ............................. 181,859 – – 181,859
Total Assets $ 655,269,953 $ – $ – $ 655,269,953
– – – –
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 128,675,910 $ 1,662 $ 1,079 $ 128,678,651
Investment Companies ......................... 6,143,573 – – 6,143,573
Total Assets $ 134,819,483 $ 1,662 $ 1,079 $ 134,822,224
– – – –
LIABILITIES
Futures Contracts* ............................. $ (3,353) $ – $ – $ (3,353)
Total Liabilities $ (3,353) $ – $ – $ (3,353)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 41,234,171 $ 159,379,121 $ – $ 200,613,292
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 10,858,254 – – 10,858,254
Futures Contracts* ............................. 77,164 – – 77,164
Total Assets $ 52,169,589 $ 159,379,121 $ –
(a)
$ 211,548,710
– – – –
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,946,715,481 $ – $ – $ 1,946,715,481
Investment Companies ......................... 87,924,356 – – 87,924,356
Futures Contracts* ............................. 995,357 – – 995,357
Total Assets $ 2,035,635,194 $ – $ – $ 2,035,635,194
– – – –

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
5. Federal Income Tax Matters
At September 30, 2025, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 33,044,564 $ 205,712,291 $ – $ 238,756,855
Preferred Stocks
†
.............................. – 2,721,580 – 2,721,580
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 11,262,231 – – 11,262,231
Futures Contracts* ............................. 35,008 – – 35,008
Total Assets $ 44,341,803 $ 208,433,871 $ –
(a)
$ 252,775,674
– – – –
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 332,383,843 $ 115,929,508 $ –
(a)
$ 448,313,351
Preferred Stocks
†
.............................. – 132,235 – 132,235
Investment Companies ......................... 52,598,185 – – 52,598,185
Total Return Swap Contracts* ..................... – 426,373 – 426,373
Futures Contracts* ............................. 2,127,505 – – 2,127,505
Forward Foreign Currency Exchange Contracts* ...... – 2,794,441 – 2,794,441
Total Assets $ 387,109,533 $ 119,282,557 $ –
(a)
$ 506,392,090
– – – –
LIABILITIES
Total Return Swap Contracts* ..................... $ – $ (2,207,506) $ – $ (2,207,506)
Futures Contracts* ............................. (571,548) – – (571,548)
Forward Foreign Currency Exchange Contracts* ...... – (1,617,953) – (1,617,953)
Total Liabilities $ (571,548) $ (3,825,459) $ – $ (4,397,007)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 656,871,657 $ 616,371,688 $ (4,842,317) $ 611,529,371
AQR Small Cap Multi-Style Fund ............................ 87,285,452 47,723,115 (1,491,183) 46,231,932
AQR International Multi-Style Fund .......................... 497,030,287 238,525,562 (4,744,389) 233,781,173
AQR Emerging Multi-Style II Fund ........................... 428,699,146 177,211,596 (16,453,866) 160,757,730
AQR Large Cap Momentum Style Fund ....................... 319,183,209 336,457,414 (370,670) 336,086,744
AQR Small Cap Momentum Style Fund ....................... 75,186,884 59,970,215 (338,228) 59,631,987
AQR International Momentum Style Fund ..................... 131,059,029 80,615,082 (125,401) 80,489,681
AQR Large Cap Defensive Style Fund ........................ 1,214,222,294 836,383,436 (14,970,536) 821,412,900
AQR International Defensive Style Fund ...................... 180,230,278 74,582,257 (2,036,861) 72,545,396
AQR Global Equity Fund .................................. 367,682,343 145,905,671 (11,592,931) 134,312,740

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
The differences between book-basis and tax-basis cost of investments was primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of September 30, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
As of September 30, 2025, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications generally relate to utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the NAV of the Funds.
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Large Cap Multi-Style
Fund ................. $ 12,610,064 $ 121,271,845 $ 611,529,371 $ — $ — $ 745,411,280
AQR Small Cap Multi-Style
Fund ................. 1,346,294 11,110,968 46,231,930 — — 58,689,192
AQR International Multi-Style
Fund ................. 19,376,941 35,331,016 233,846,348 — — 288,554,305
AQR Emerging Multi-Style II
Fund ................. 13,071,000 4,789,069 158,563,672 — — 176,423,741
AQR Large Cap Momentum
Style Fund ............ — 106,204,408 336,086,766 (7,463,141) — 434,828,033
AQR Small Cap Momentum
Style Fund ............ 458,750 10,629,187 59,631,983 — — 70,719,920
AQR International Momentum
Style Fund ............ 4,735,639 22,715,927 80,505,742 — — 107,957,308
AQR Large Cap Defensive
Style Fund ............ 26,339,191 275,026,368 821,412,901 — (698,819) 1,122,079,641
AQR International Defensive
Style Fund ............ 5,524,282 — 72,562,873 (4,755,992) — 73,331,163
AQR Global Equity Fund .... 41,764,021 18,457,998 134,348,448 — (44,960) 194,525,507
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals.
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund .................................................. $ (14,981,724) $ 14,981,724
AQR Small Cap Multi-Style Fund ................................................... (1,090,022) 1,090,022
AQR International Multi-Style Fund ................................................. (6,169,195) 6,169,195
AQR Emerging Multi-Style II Fund .................................................. (1,494,125) 1,494,125
AQR Large Cap Momentum Style Fund .............................................. (19,818,582) 19,818,582
AQR Small Cap Momentum Style Fund .............................................. (3,828,563) 3,828,563
AQR International Momentum Style Fund ............................................ (4,674,688) 4,674,688
AQR Large Cap Defensive Style Fund ............................................... (48,516,428) 48,516,428
AQR International Defensive Style Fund ............................................. (540,917) 540,917
AQR Global Equity Fund ......................................................... (5,162,915) 5,162,915

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 were as follows:
During the year ended September 30, 2025, the Funds utilized capital loss carryforwards in the amounts listed below:
As of September 30, 2025, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
6. Investment Transactions
During the year ended September 30, 2025, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
SEPTEMBER 30, 2025 SEPTEMBER 30, 2024
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Large Cap Multi-Style Fund ................................... $ 19,868,052 $ 120,582,858 $ 15,460,865 $ 118,616,235
AQR Small Cap Multi-Style Fund .................................... 1,793,736 12,418,136 1,027,904 5,837,355
AQR International Multi-Style Fund .................................. 17,886,683 12,708,461 17,063,126 —
AQR Emerging Multi-Style II Fund ................................... 23,381,073 — 27,530,601 —
AQR Large Cap Momentum Style Fund ............................... 18,516,364 64,817,911 6,585,815 75,926,342
AQR Small Cap Momentum Style Fund ............................... 428,780 22,223,373 1,225,531 4,751,935
AQR International Momentum Style Fund ............................. 6,046,679 28,086,732 13,333,279 13,865,687
AQR Large Cap Defensive Style Fund ................................ 51,340,976 405,889,502 56,525,318 522,239,677
AQR International Defensive Style Fund .............................. 5,404,380 — 8,207,339 —
AQR Global Equity Fund .......................................... 29,552,852 18,105,770 18,261,149 894,924
FUND SHORT-TERM LONG-TERM
AQR Emerging Multi-Style II Fund .......................................................... $ 12,711,121 $ –
AQR International Defensive Style Fund ..................................................... 907,350 5,033,061
FUND SHORT-TERM LONG-TERM
AQR International Defensive Style Fund ............................................. $ 4,091,475 $ 664,517
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 641,908,486 $ 787,425,675
AQR Small Cap Multi-Style Fund ........................................................... 72,176,148 73,163,976
AQR International Multi-Style Fund ......................................................... 406,319,753 409,421,727
AQR Emerging Multi-Style II Fund .......................................................... 320,164,841 331,722,205
AQR Large Cap Momentum Style Fund ...................................................... 566,625,957 688,271,749
AQR Small Cap Momentum Style Fund ...................................................... 116,484,051 137,542,897
AQR International Momentum Style Fund .................................................... 157,874,016 182,709,117
AQR Large Cap Defensive Style Fund ....................................................... 504,188,080 1,087,425,894
AQR International Defensive Style Fund ..................................................... 55,517,379 72,084,155
AQR Global Equity Fund ................................................................. 453,235,549 448,725,652

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at September 30, 2025:
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 335,757 26,025 102,751 190,411
Unrealized Appreciation on Futures Contracts
*
.................. $ 335,757 $ 26,025 $ 102,751 $ 190,411
335,757 26,025 102,751 190,411
Net Fair Value of Derivative Contracts: 335,757 26,025 102,751 190,411
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 335,757 26,025 102,751 190,411

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the year ended September 30, 2025:
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 181,859 3,353 77,164 995,357
Unrealized Appreciation on Futures Contracts
*
.................. $ 181,859 $ – $ 77,164 $ 995,357
Unrealized Depreciation on Futures Contracts
*
................. – (3,353) – –
181,859 3,353 77,164 995,357
Net Fair Value of Derivative Contracts: 181,859 (6,706) 77,164 995,357
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 181,859 (3,353) 77,164 995,357
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 35,008 5,332,930
Unrealized Appreciation on Futures Contracts
*
................................................. $ 35,008 $ 2,127,505
Swaps at Value (Assets) ................................................................. – 426,373
Unrealized Depreciation on Futures Contracts
*
................................................ – (571,548)
Swaps at Value (Liabilities) ............................................................... – (2,207,506)
35,008 5,332,930
Foreign Exchange Rate Risk Exposure: – 4,412,394
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 2,794,441
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (1,617,953)
– 4,412,394
Net Fair Value of Derivative Contracts: 35,008 (829,821)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 35,008 1,555,957
Swaps at Value ........................................................................ – (1,781,133)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – 1,176,488
* Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 5,045,183 588,553 2,462,108 3,361,538
Futures Contracts ....................................... $ 5,045,183 $ 588,553 $ 2,462,108 $ 3,361,538
5,045,182.68 588,552.67 2,462,107.86 3,361,537.55
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (922,872) (170,007) (327,563) (1,249,093)
Futures Contracts ....................................... (922,872) (170,007) (327,563) (1,249,093)
922,872 170,007 327,563 1,249,093
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 4,530,158 940,983 815,340 6,856,460
Futures Contracts ....................................... $ 4,530,158 $ 940,983 $ 815,340 $ 6,856,460
4,530,158.07 940,982.96 815,339.53 6,856,460.23
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (453,415) (237,637) (41,863) (1,038,991)
Futures Contracts ....................................... (453,415) (237,637) (41,863) (1,038,991)
453,415 237,637 41,863 1,038,991

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of September 30, 2025:
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 1,177,673 14,124,679
Futures Contracts ...................................................................... $ 1,177,673 $ 10,758,324
Swap Contracts ....................................................................... – 3,366,354
1,177,673.29 14,124,678.87
Foreign Exchange Rate Risk Exposure: – (2,754,756)
Forward Foreign Currency Exchange Contracts ................................................ – (2,754,756)
– (2,754,756)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (70,282) (1,024,401)
Futures Contracts ...................................................................... (70,282) 206,914
Swap Contracts ....................................................................... – (1,231,315)
70,282 1,024,401
Foreign Exchange Rate Risk Exposure: – 329,873
Forward Foreign Currency Exchange Contracts ................................................ – 329,873
– 329,873
AQR Global Equity Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,400,060 $ (799,984) $ 600,076 $ – $ (430,590) $ 169,486
GSIN .......... Total Return Swap
Contracts 95,599 (95,599) – – – –
JPMC .......... Total Return Swap
Contracts 330,774 (330,774) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,394,381 (817,969) 576,412
Total JPMC 1,725,155 (1,148,743) 576,412 – – 576,412
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,220,814 (2,044,326) 1,176,488 – (430,590) 745,898
– – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
For the year ended September 30, 2025, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
AQR Global Equity Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 799,984 $ (799,984) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 630,776 (95,599) 535,177 – (189,789) 345,388
(b)
JPMC .......... Total Return Swap
Contracts 1,576,730 (330,774) 1,245,956
JPMC .......... Forward Foreign
Currency Exchange
Contracts 817,969 (817,969) –
Total JPMC 2,394,699 (1,148,743) 1,245,956 – (1,245,956) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,825,459 (2,044,326) 1,781,133 – (1,435,745) 345,388
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $14,480,544.
(b)   The amount of collateral shown for total return swap contracts is not indicative of the aggregate collateral as of period end because of the timing of payments with counterparties.
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 40,316,015 $ 5,394,582 $ 27,354,257 $ 19,859,941 $ 22,303,693
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 30,998,250 6,138,750 23,814,315 27,669,895 17,520,750
Ending Notional Balance - Short – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 5,269,547 $ 7,546,255 $ 70,793,035 $ 7,475,017 $ 131,045,348
Average Notional Balance - Short – – – – 68,810,252
Ending Notional Balance - Long 5,279,325 10,027,080 71,767,688 9,052,225 197,596,978
Ending Notional Balance - Short – – – – 66,255,406
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 384,091,409
Average Settlement Value - Sold – – – – 324,256,764
Ending Value - Purchased – – – – 408,192,158
Ending Value - Sold – – – – 305,961,135
Total Return Swap Contracts:
Average Notional Balance - Long – – – – 30,529,872
Average Notional Balance - Short – – – – 40,389,289
Ending Notional Balance - Long – – – – 35,342,613
Ending Notional Balance - Short – – – – 102,310,353
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ........................................................................ 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2026 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six month period following the end of the month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense
Limitation Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the year ended September 30, 2025, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2025 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ..................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund .................................................... 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund ................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ........................................................... 0.20 0.20 0.10
POTENTIAL RECOUPMENT -
AMOUNTS EXPIRING SEPTEMBER 30,
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30, 2025 SEPTEMBER 30, 2025 20 26 20 27 20 28
AQR LARGE CAP MULTI-STYLE FUND
Class I .......................... $ 12,149 $ 61,855 $ 25,494 $ 24,212 $ 12,149
Class N .......................... 327 1,827 736 764 327
Class R6 ......................... 48,692 275,167 105,631 120,844 48,692
Totals $ 61,168 $ 338,849 $ 131,861 $ 145,820 $ 61,168
AQR SMALL CAP MULTI-STYLE FUND
Class I .......................... $ 66,193 $ 227,854 $ 87,506 $ 74,155 $ 66,193
Class N .......................... 14,680 32,772 7,740 10,352 14,680
Class R6 ......................... 64,460 196,622 64,860 67,302 64,460
Totals $ 145,333 $ 457,248 $ 160,106 $ 151,809 $ 145,333
AQR INTERNATIONAL MULTI-STYLE FUND
Class I .......................... $ 30,867 $ 105,487 $ 37,045 $ 37,575 $ 30,867
Class N .......................... 552 1,588 559 477 552
Class R6 ......................... 134,548 510,608 183,962 192,098 134,548
Totals $ 165,967 $ 617,683 $ 221,566 $ 230,150 $ 165,967
AQR EMERGING MULTI-STYLE II FUND
Class I .......................... $ 18,687 $ 53,268 $ 10,431 $ 28,762 $ 14,075
Class N .......................... 668 1,839 612 559 668
Class R6 ......................... 172,412 702,933 261,166 269,355 172,412
Totals $ 191,767 $ 758,040 $ 272,209 $ 298,676 $ 187,155
AQR LARGE CAP MOMENTUM STYLE FUND
Class I .......................... $ 42,607 $ 189,390 $ 77,479 $ 69,304 $ 42,607
Class N .......................... 14,138 44,965 13,660 17,167 14,138
Class R6 ......................... 42,291 155,313 54,450 58,572 42,291
Totals $ 99,036 $ 389,668 $ 145,589 $ 145,043 $ 99,036

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
During the year ended September 30, 2025, the Funds repaid to the Advisor the following amounts previously reimbursed:
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, and equity risks.
POTENTIAL RECOUPMENT -
AMOUNTS EXPIRING SEPTEMBER 30,
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30, 2025 SEPTEMBER 30, 2025 2026 2027 2028
AQR SMALL CAP MOMENTUM STYLE FUND
Class I .......................... $ 127,874 $ 408,794 $ 146,937 $ 133,983 $ 127,874
Class N .......................... 15,579 21,623 3,165 2,879 15,579
Class R6 ......................... 32,541 98,392 34,158 31,693 32,541
Totals $ 175,994 $ 528,809 $ 184,260 $ 168,555 $ 175,994
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I .......................... $ 102,183 $ 346,852 $ 135,759 $ 108,910 $ 102,183
Class N .......................... 4,756 27,894 19,157 3,981 4,756
Class R6 ......................... 83,105 262,953 99,252 80,596 83,105
Totals $ 190,044 $ 637,699 $ 254,168 $ 193,487 $ 190,044
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I .......................... $ 15,575 $ – $ – $ – $ –
Class N .......................... 3,210 16,069 1,810 11,049 3,210
Class R6 ......................... 16,083 98,919 25,601 57,235 16,083
Totals $ 34,868 $ 114,988 $ 27,411 $ 68,284 $ 19,293
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I .......................... $ 30,927 $ 162,557 $ 83,578 $ 48,052 $ 30,927
Class N .......................... 1,913 8,967 4,761 2,293 1,913
Class R6 ......................... 145,943 426,796 131,840 149,013 145,943
Totals $ 178,783 $ 598,320 $ 220,179 $ 199,358 $ 178,783
AQR GLOBAL EQUITY FUND
Class I .......................... $ 167 $ 2,911 $ 940 $ 1,804 $ 167
Class N .......................... 61 1,806 761 984 61
Class R6 ......................... 4,829 116,691 59,034 52,828 4,829
Totals $ 5,057 $ 121,408 $ 60,735 $ 55,616 $ 5,057
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 8,166 $ 118 $ 16,484
AQR Emerging Multi-Style II Fund ........................................... 28,777 – –
AQR Large Cap Momentum Style Fund ....................................... 9,594 51 142
AQR Large Cap Defensive Style Fund ........................................ 15,575 6,643 29,912
AQR Global Equity Fund .................................................. 2,450 1,263 30,679

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargoes, tariffs or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities, or equity-related investments, such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments, long-term or short-term, are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Non-traditional data, also known as “alternative data”, is often less structured than traditional data sets and usually has less history, making it more complicated to incorporate in quantitative models. Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When
Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid as a result of borrowing under the Interfund Lending Program is reported as interfund lending expense on the
Statements of Operations.
The Funds did not utilize the Interfund Lending Program for the year ended September 30, 2025.
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund, AQR CVX Fusion Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund
and AQR MS Fusion HV Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $350,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 14, 2025. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR (including a 0.10%
adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the
Participating Fund to drop below the required amount under the Agreement (between 300-500% per Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the
Statements of Operations.
During the reporting period, average borrowings under the line of credit were as follows:
There were no open borrowings as of September 30, 2025 by any of the Funds.
13. Principal Ownership
As of September 30, 2025, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
AGGREGATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $ 19,230,000 5.43% 2 $ 5,797
AQR Small Cap Multi-Style Fund ....................................... 7,039,000 5.58 2 2,182
AQR Large Cap Momentum Style Fund .................................. 36,607,000 5.58 2 11,348
AQR Small Cap Momentum Style Fund .................................. 10,290,000 5.33 4 6,094
AQR International Momentum Style Fund ................................ 2,100,000 5.33 1 311
AQR Large Cap Defensive Style Fund ................................... 20,044,000 5.42 2 6,033
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Large Cap Multi-Style Fund ........................... 2 89.72% – %
AQR Small Cap Multi-Style Fund ............................ 3 87.29 –
AQR International Multi-Style Fund .......................... 2 93.32 –
AQR Emerging Multi-Style II Fund ........................... 3 96.34 –
AQR Large Cap Momentum Style Fund ....................... 2 89.98 –
AQR Small Cap Momentum Style Fund ....................... 2 91.27 –
AQR International Momentum Style Fund ..................... 3 95.18 –
AQR Large Cap Defensive Style Fund ........................ 6 82.76 –
AQR International Defensive Style Fund ...................... 3 92.83 –
AQR Global Equity Fund .................................. 3 95.01 –

Notes to Financial Statements
AQR Funds | Annual Report | September 2025
September 30, 2025
14. New Accounting Pronouncements and Regulations
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects the adoption of the guidance will not have a material impact on the Funds' financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2025
To the Board of Trustees of AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International
Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International
Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style
Fund and AQR Global Equity Fund (ten of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025, and each of the financial highlights for each of the five years in the period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 20, 2025
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2025
For the fiscal year ended September 30, 2025, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended September 30, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2025:
Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2025, the foreign taxes paid for each Fund was as follows:
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 79.25%
AQR Small Cap Multi-Style Fund .......................................................................... 73.53%
AQR International Multi-Style Fund ........................................................................ 86.75%
AQR Emerging Multi-Style II Fund ......................................................................... 37.19%
AQR Large Cap Momentum Style Fund ..................................................................... 61.81%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR International Momentum Style Fund ................................................................... 80.86%
AQR Large Cap Defensive Style Fund ...................................................................... 79.59%
AQR International Defensive Style Fund .................................................................... 83.88%
AQR Global Equity Fund ................................................................................ 23.97%
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 78.34%
AQR Small Cap Multi-Style Fund .......................................................................... 73.05%
AQR Emerging Multi-Style II Fund ......................................................................... 0.07%
AQR Large Cap Momentum Style Fund ..................................................................... 60.88%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR International Momentum Style Fund ................................................................... 0.18%
AQR Large Cap Defensive Style Fund ...................................................................... 78.39%
AQR Global Equity Fund ................................................................................ 10.83%
FUND TOTAL
AQR Large Cap Multi-Style Fund ......................................................................... $ 135,564,954
AQR Small Cap Multi-Style Fund .......................................................................... 13,518,204
AQR International Multi-Style Fund ........................................................................ 18,877,655
AQR Emerging Multi-Style II Fund ......................................................................... 1,494,125
AQR Large Cap Momentum Style Fund ..................................................................... 84,636,493
AQR Small Cap Momentum Style Fund ..................................................................... 26,051,936
AQR International Momentum Style Fund ................................................................... 32,761,420
AQR Large Cap Defensive Style Fund ...................................................................... 454,405,930
AQR Global Equity Fund ................................................................................ 23,268,688
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $19,635,907 $0.4643
AQR Emerging Multi-Style II Fund .......................................................... 21,447,180 0.4671
AQR International Defensive Style Fund ..................................................... 7,031,272 0.4582
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $1,156,469 $0.0273
AQR Emerging Multi-Style II Fund .......................................................... 2,748,217 0.0599
AQR International Defensive Style Fund ..................................................... 304,503 0.0198

Other Information (Unaudited)
AQR Funds | Annual Report | September 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on May 29, 2025 (the “Meeting”) to consider the continuation of the Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Global Equity Fund, AQR International Defensive Style Fund, AQR
International Momentum Style Fund, AQR International Multi-Style Fund, AQR Large Cap Defensive Style Fund, AQR Large Cap Momentum Style Fund,
AQR Large Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Small Cap Multi-Style Fund, and AQR Emerging Multi-Style II Fund, and
certain other series of the Trust (the “Investment Management Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.”
During the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Management Agreement. These materials included: (i)
memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Investment Management
Agreement for an additional one-year period for each Fund. In approving the continuation of the Investment Management Agreement for a Fund, the
Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR; (b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits;
and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Investment Management Agreement for each Fund, the Board did not view the Investment Management Agreement as creating third-party beneficiary rights for shareholders to enforce the terms of the Investment Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:
The Nature, Extent and Quality of the Services Provided by AQR. The Board Members reviewed the services that AQR provided to the Funds under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of
AQR regarding the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Investment Management Agreement. The Board Members recognized the enterprise risk of AQR involved in providing services to the Funds over time.

Other Information (Unaudited)
AQR Funds | Annual Report | September 2025
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the
Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Investment Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and AQR’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that, in some cases, Fund performance was challenged over certain measurement periods in comparison to a
Fund’s Performance Peers and considered AQR’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis.
Representatives of AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the
Funds, which has contributed to positive relative performance for certain Funds in comparison to the Fund’s Performance Peers in the most recent year.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of internal risk protections may affect a Fund’s performance in relation to its Performance Peers or benchmark.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds. The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Investment Management
Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of
December 31, 2024, the net expenses for all of the Funds were equal to or lower than the median net expenses of their Expense Peers.
The Board also reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Investment Management Agreement are reasonable and AQR’s profitability was not excessive.

Other Information (Unaudited)
AQR Funds | Annual Report | September 2025
Economies of Scale. AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Investment Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided, for Funds that do not grow quickly, seed capital in excess of regulatory minimums for extended periods.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Investment Management
Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefits from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Investment
Management Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Investment Management Agreement with respect to each
Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
codeofethics.docx
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
November 24, 2025

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
November 24, 2025